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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-04041
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                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, 3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


                         GEI U.S. Equity

      Schedule of Investments - March 31, 2009 (unaudited)

                                                                                          Number of
                                                                                           Shares           Value
Common Stock - 94.1%
---------------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.                                                                     200          $ 13,396 (a)
CAE, Inc.                                                                                  25,100           152,218
Hexcel Corp.                                                                                7,000            45,990 (a)
Honeywell International Inc.                                                                2,346            65,360
Rockwell Collins, Inc.                                                                      2,994            97,724
United Technologies Corp.                                                                   2,469           106,118
                                                                                                            480,806

Beverages - 3.4%
Molson Coors Brewing Co. (Class B)                                                          1,607            55,088
Pepsi Bottling Group, Inc.                                                                 10,258           227,112
PepsiCo, Inc.                                                                              16,610           855,083 (h)
                                                                                                          1,137,283

Biotechnology - 4.3%
Amgen Inc.                                                                                 18,808           931,372 (a)
Gilead Sciences, Inc.                                                                      10,784           499,515 (a)
                                                                                                          1,430,887

Capital Markets - 6.3%
Ameriprise Financial, Inc.                                                                  6,913           141,647
Morgan Stanley                                                                              4,343            98,890
State Street Corp.                                                                         18,455           568,045 (e)
The Bank of New York Mellon Corp.                                                           9,481           267,838
The Charles Schwab Corp.                                                                   13,102           203,081
The Goldman Sachs Group, Inc                                                                7,432           787,941
                                                                                                          2,067,442

Chemicals - 1.9%
Monsanto Co.                                                                                5,292           439,765
Potash Corp of Saskatchewan Inc.                                                            1,098            88,729
Praxair, Inc.                                                                               1,282            86,266
                                                                                                            614,760

Commercial Banks - 0.8%
SunTrust Banks, Inc.                                                                        8,935           104,897
US Bancorp                                                                                  5,988            87,485
Wells Fargo & Co.                                                                           4,990            71,058
                                                                                                            263,440

Commercial Services & Supplies - 1.0%
Corrections Corporation of America                                                          6,684            85,622 (a)
Iron Mountain Inc.                                                                         11,309           250,721 (a)
                                                                                                            336,343

Communications Equipment - 7.0%
Cisco Systems, Inc.                                                                        49,679           833,117 (a)
Corning Inc.                                                                               14,963           198,559
QUALCOMM Inc.                                                                              23,998           933,762
Research In Motion Ltd.                                                                     7,815           336,592 (a)
                                                                                                          2,302,030

Computers & Peripherals - 2.4%
Dell Inc.                                                                                   2,994            28,383 (a)
Hewlett-Packard Co.                                                                        14,926           478,528
International Business Machines Corp.                                                       2,826           273,811
                                                                                                            780,722

Diversified Financial Services - 3.5%
Bank of America Corp.                                                                       9,933            67,743
CME Group Inc.                                                                              1,591           392,006
JPMorgan Chase & Co.                                                                       26,382           701,234
                                                                                                          1,160,983

Diversified Telecommunication Services - 1.4%
AT&T Inc.                                                                                  10,479           264,071
Verizon Communications Inc.                                                                 6,238           188,388 (h)
                                                                                                            452,459

Electric Utilities - 1.6%
American Electric Power Comapny Inc.                                                        6,986           176,466
Edison International                                                                        6,238           179,717
Entergy Corp.                                                                                 249            16,954
FPL Group, Inc.                                                                             1,892            95,981
Northeast Utilities                                                                         3,093            66,778
                                                                                                            535,896

Electrical Equipment - 0.8%
ABB Ltd. ADR                                                                               12,974           180,858
Emerson Electric Co.                                                                        2,845            81,310
                                                                                                            262,168

Electronic Equipment, Instruments & Components - 0.0%*
Molex Inc. (Class A)                                                                          989            12,501

Energy Equipment & Services - 4.7%
Halliburton Co.                                                                             6,537           101,127
National Oilwell Varco, Inc.                                                                2,676            76,828 (a)
Schlumberger Ltd.                                                                          14,821           602,029
Transocean Ltd.                                                                            13,450           791,398 (a)
                                                                                                          1,571,382

Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.                                                                       2,338           121,810

Food Products - 2.1%
Archer-Daniels-Midland Co.                                                                  1,223            33,975
General Mills, Inc.                                                                         2,651           132,232
Kraft Foods Inc. (Class A)                                                                 10,168           226,645
McCormick & Company Inc.                                                                    7,271           215,003
Nestle S.A. ADR                                                                             2,994           100,449
                                                                                                            708,304

Healthcare Equipment & Supplies - 3.4%
Baxter International Inc.                                                                   2,001           102,491
Boston Scientific Corp.                                                                    20,459           162,649 (a)
Covidien Ltd.                                                                               7,183           238,763
Hologic, Inc.                                                                              10,517           137,668 (a)
Medtronic, Inc.                                                                             9,987           294,317
ResMed, Inc.                                                                                5,354           189,210 (a)
                                                                                                          1,125,098

Healthcare Providers & Services - 2.3%
Aetna Inc.                                                                                  5,859           142,549
Cardinal Health, Inc.                                                                       5,988           188,502
Express Scripts, Inc.                                                                       1,298            59,929 (a)
McKesson Corp.                                                                              2,595            90,929
UnitedHealth Group, Inc.                                                                   13,083           273,827
                                                                                                            755,736

Hotels Restaurants & Leisure - 0.5%
Carnival Corp.                                                                              6,624           143,078
Darden Restaurants, Inc.                                                                      898            30,765
                                                                                                            173,843

Household Products - 1.4%
Clorox Co.                                                                                  6,684           344,092
Kimberly-Clark Corp.                                                                        2,246           103,563
                                                                                                            447,655

Industrial Conglomerates - 0.3%
Textron, Inc.                                                                              15,425            88,540

Insurance - 3.1%
ACE Ltd.                                                                                    7,749           313,060
AFLAC Inc.                                                                                  5,205           100,769
AON Corp.                                                                                   3,568           145,646
Chubb Corp.                                                                                 1,997            84,513
Marsh & McLennan Companies, Inc.                                                              634            12,839
MetLife, Inc.                                                                               7,136           162,487
PartnerRe Ltd.                                                                                399            24,766
Prudential Financial, Inc.                                                                  2,645            50,308
The Travelers Companies, Inc.                                                               2,994           121,676
                                                                                                          1,016,064

Internet Software & Services - 1.0%
Baidu, Inc ADR                                                                                420            74,172 (a)
Google Inc. (Class A)                                                                         713           248,167 (a)
                                                                                                            322,339

IT Services - 3.5%
Affiliated Computer Services, Inc. (Class A)                                                2,899           138,833 (a)
Cognizant Technology Solutions Corp. (Class A)                                              6,822           141,829 (a)
Paychex, Inc.                                                                              14,365           368,750
The Western Union Co.                                                                      37,839           475,636
Visa, Inc. (Class A)                                                                          891            49,540
                                                                                                          1,174,588

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.                                                              3,941           140,575 (a)

Machinery - 1.1%
Deere & Co.                                                                                 4,059           133,419
Eaton Corp.                                                                                 2,595            95,652
ITT Corp.                                                                                   3,903           150,148
                                                                                                            379,219

Media - 5.4%
Comcast Corp. (Class A)                                                                    57,361           738,236 (h)
Liberty Global, Inc. (Series C)                                                             5,430            76,726 (a)
Liberty Media Corp - Entertainment (Series A)                                               9,144           182,423 (a)
Omnicom Group Inc.                                                                         20,159           471,721
The Walt Disney Co.                                                                         3,992            72,495
Time Warner Inc.                                                                           10,978           211,875
Viacom, Inc. (Class B)                                                                      1,563            27,165 (a)
                                                                                                          1,780,641

Metals & Mining - 1.7%
Allegheny Technologies Inc.                                                                 9,349           205,024
Barrick Gold Corp.                                                                          3,494           113,275
Freeport-McMoRan Copper & Gold Inc.                                                         6,773           258,119
                                                                                                            576,418

Multiline Retail - 0.9%
Kohl's Corp.                                                                                1,729            73,171 (a)
Target Corp.                                                                                6,558           225,530
                                                                                                            298,701

Multi-Utilities - 0.9%
Dominion Resources, Inc.                                                                    9,363           290,159

Oil, Gas & Consumable Fuels - 7.7%
Apache Corp.                                                                                2,937           188,232
Chevron Corp.                                                                               1,794           120,629
Devon Energy Corp.                                                                          3,969           177,375
Exxon Mobil Corp.                                                                          13,155           895,855 (h)
Hess Corp.                                                                                  1,070            57,994
Marathon Oil Corp.                                                                         18,854           495,672
Occidental Petroleum Corp.                                                                  5,022           279,474
Southwestern Energy Co.                                                                     4,367           129,656 (a)
Suncor Energy, Inc.                                                                         7,576           168,263
Valero Energy Corp.                                                                         1,996            35,728
                                                                                                          2,548,878

Personal Products - 0.6%
Alberto-Culver Co.                                                                          4,992           112,869
The Estee Lauder Companies Inc. (Class A)                                                   3,568            87,951
                                                                                                            200,820

Pharmaceuticals - 3.5%
Abbott Laboratories                                                                         4,536           216,367
Bristol-Myers Squibb Co.                                                                   17,014           372,947
Merck & Company Inc.                                                                        4,243           113,500
Pfizer Inc.                                                                                 7,984           108,742
Wyeth                                                                                       7,980           343,459
                                                                                                          1,155,015

Professional Services - 0.1%
Monster Worldwide, Inc.                                                                     4,511            36,765 (a)

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. (Class A)                                                     11,738            47,304 (a)

Road & Rail - 0.2%
Union Pacific Corp.                                                                         1,707            70,175

Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.                                                                          999            19,251
Intel Corp.                                                                                43,788           659,009 (h)
Kla-Tencor Corp.                                                                            2,899            57,980
Lam Research Corp.                                                                          4,092            93,175 (a)
MEMC Electronic Materials, Inc.                                                             1,564            25,790 (a)
Microchip Technology Inc.                                                                   3,743            79,314
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                         4,592            41,098
Texas Instruments Inc.                                                                      5,489            90,623
                                                                                                          1,066,240

Software - 4.8%
Intuit, Inc.                                                                               10,230           276,210 (a)
Microsoft Corp.                                                                            58,105         1,067,389 (h)
Oracle Corp.                                                                               12,606           227,790 (a)
                                                                                                          1,571,389

Specialty Retail - 3.0%
Bed Bath & Beyond, Inc.                                                                    19,476           482,031 (a)
Lowe's Companies, Inc.                                                                     17,984           328,208
O'Reilly Automotive, Inc.                                                                   1,746            61,127 (a)
Staples, Inc.                                                                               6,566           118,910
                                                                                                            990,276

Tobacco - 0.6%
Altria Group, Inc.                                                                          5,988            95,928
Philip Morris International, Inc.                                                           2,645            94,109
                                                                                                            190,037
Wireless Telecommunication Services - 1.3%
American Tower Corp. (Class A)                                                              3,376           102,732 (a)
NII Holdings, Inc.                                                                         16,748           251,220 (a)
Vodafone Group PLC ADR                                                                      4,014            69,924
                                                                                                            423,876

Total Common Stock                                                                                       31,109,567
(Cost $42,885,574)

------------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Funds - 1.2%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                          10,337            91,069 (m)
Industrial Select Sector SPDR Fund                                                         16,983           312,997 (m)

Total Exchange Traded Funds                                                                                 404,066
(Cost $853,278)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                           7,695 (k)
(Cost $14,797)

Total Investments in Securities                                                                          31,521,328
(Cost $43,753,649)


------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 4.8%
-----------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.52%                                                                                                     1,572,726 (d,n)
(Cost $1,572,726)

Total Investments                                                                                        33,094,054
(Cost $45,326,375)

Liabilities in Excess of Other Assets, net - (0.1)%                                                         (26,493)


                                                                                                       -------------
NET ASSETS  - 100.0%                                                                                    $33,067,561
                                                                                                       =============




--------------------------------------------------------------------------------
Other Information
--------------------------------------------------------------------------------


The GEI U.S. Equity Fund had the following long futures contracts open at March 31, 2009 (unaudited):


                                                                                   Number of       Current          Unrealized
        Description                                          Expiration date       Contracts     Notional Value    Appreciation
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                           June 2009              1           $198,700            $ 841



                        GEI S&P 500 Index

      Schedule of Investments - March 31, 2009 (unaudited)

                                                                                          Number of
                                                                                           Shares
                                                                                                                   Value
Common Stock - 97.7%
---------------------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 2.6%
Boeing Co.                                                                                 18,182                $ 646,916 (h)
General Dynamics Corp.                                                                      9,664                  401,926
Goodrich Corp.                                                                              3,201                  121,286
Honeywell International Inc.                                                               18,443                  513,822
L-3 Communications Holdings, Inc.                                                           3,000                  203,400
Lockheed Martin Corp.                                                                       8,252                  569,636
Northrop Grumman Corp.                                                                      8,122                  354,444
Precision Castparts Corp.                                                                   3,400                  203,660
Raytheon Co.                                                                               10,169                  395,981
Rockwell Collins, Inc.                                                                      4,068                  132,780
United Technologies Corp.                                                                  23,572                1,013,125 (h)
                                                                                                                 4,556,976

Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.                                                                 4,200                  191,562
Expeditors International of Washington, Inc.                                                5,200                  147,108
FedEx Corp.                                                                                 7,711                  343,062
United Parcel Service, Inc. (Class B)                                                      24,796                1,220,459
                                                                                                                 1,902,191

Airlines - 0.1%
Southwest Airlines Co.                                                                     19,049                  120,580

Auto Components - 0.1%
Johnson Controls, Inc.                                                                     14,546                  174,552
The Goodyear Tire & Rubber Co.                                                              5,519                   34,549 (a)
                                                                                                                   209,101

Automobiles - 0.1%
Ford Motor Co.                                                                             58,827                  154,715 (a)
General Motors Corp.                                                                       14,247                   27,639
Harley-Davidson, Inc.                                                                       6,000                   80,340
                                                                                                                   262,694

Beverages - 2.7%
Brown-Forman Corp. (Class B)                                                                2,447                   95,017
Coca-Cola Enterprises, Inc.                                                                 7,900                  104,201
Constellation Brands, Inc. (Class A)                                                        4,700                   55,930 (a)
Dr Pepper Snapple Group, Inc.                                                               6,500                  109,915 (a)
Molson Coors Brewing Co. (Class B)                                                          3,598                  123,339
Pepsi Bottling Group, Inc.                                                                  3,300                   73,062
PepsiCo, Inc.                                                                              38,774                1,996,086 (h)
The Coca-Cola Co.                                                                          49,702                2,184,403 (h)
                                                                                                                 4,741,953

Biotechnology - 2.1%
Amgen Inc.                                                                                 25,748                1,275,041 (a,h)
Biogen Idec Inc.                                                                            7,500                  393,150 (a)
Celgene Corp.                                                                              11,400                  506,160 (a)
Cephalon, Inc.                                                                              1,700                  115,770 (a)
Genzyme Corp.                                                                               6,700                  397,913 (a)
Gilead Sciences, Inc.                                                                      22,849                1,058,366 (a)
                                                                                                                 3,746,400

Building Products - 0.0%*
Masco Corp.                                                                                 8,790                   61,354

Capital Markets - 2.5%
Ameriprise Financial, Inc.                                                                  5,504                  112,777
E*Trade Financial Corp.                                                                    15,100                   19,328 (a)
Federated Investors, Inc. (Class B)                                                         2,100                   46,746
Franklin Resources, Inc.                                                                    3,800                  204,706
Invesco Ltd.                                                                                9,800                  135,828
Janus Capital Group, Inc.                                                                   4,300                   28,595
Legg Mason, Inc.                                                                            3,400                   54,060
Morgan Stanley                                                                             26,896                  612,422
Northern Trust Corp.                                                                        5,600                  334,992
State Street Corp.                                                                         10,800                  332,424 (e)
T Rowe Price Group, Inc.                                                                    6,300                  181,818
The Bank of New York Mellon Corp.                                                          28,703                  810,860
The Charles Schwab Corp.                                                                   23,011                  356,671
The Goldman Sachs Group, Inc                                                               11,491                1,218,276
                                                                                                                 4,449,503

Chemicals - 2.0%
Air Products & Chemicals, Inc.                                                              5,132                  288,675 (h)
CF Industries Holdings, Inc.                                                                1,170                   83,222
Eastman Chemical Co.                                                                        1,859                   49,821
Ecolab Inc.                                                                                 4,152                  144,199
EI Du Pont de Nemours & Co.                                                                22,261                  497,088
International Flavors & Fragrances Inc.                                                     1,847                   56,260
Monsanto Co.                                                                               13,605                1,130,575 (h)
PPG Industries, Inc.                                                                        3,937                  145,275
Praxair, Inc.                                                                               7,725                  519,815
Rohm and Haas Co.                                                                           3,114                  245,508
Sigma-Aldrich Corp.                                                                         3,182                  120,248
The Dow Chemical Co.                                                                       23,194                  195,525
                                                                                                                 3,476,211

Commercial Banks - 1.9%
BB&T Corp.                                                                                 13,800                  233,496
Comerica Inc.                                                                               3,656                   66,941
Fifth Third Bancorp                                                                        14,716                   42,971
First Horizon National Corp.                                                                4,740                   50,909
Huntington Bancshares Inc.                                                                  9,234                   15,328
Keycorp                                                                                    12,628                   99,382
M&T Bank Corp.                                                                              2,000                   90,480
Marshall & Ilsley Corp.                                                                     6,498                   36,584
PNC Financial Services Group, Inc.                                                         10,804                  316,449
Regions Financial Corp.                                                                    17,868                   76,118
SunTrust Banks, Inc.                                                                        8,529                  100,130
US Bancorp                                                                                 43,499                  635,520
Wells Fargo & Co.                                                                         105,802                1,506,620
Zions Bancorporation                                                                        3,200                   31,456
                                                                                                                 3,302,384

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.                                                                        2,655                   59,313
Cintas Corp.                                                                                3,300                   81,576
Iron Mountain Inc.                                                                          4,600                  101,982 (a)
Pitney Bowes Inc.                                                                           5,332                  124,502
Republic Services, Inc.                                                                     8,050                  138,057
RR Donnelley & Sons Co.                                                                     5,199                   38,109
Stericycle, Inc.                                                                            2,200                  105,006 (a)
Waste Management, Inc.                                                                     12,003                  307,277
                                                                                                                   955,822

Communications Equipment - 2.9%
Ciena Corp.                                                                                 2,742                   21,333 (a)
Cisco Systems, Inc.                                                                       145,164                2,434,400 (a,h)
Corning Inc.                                                                               38,639                  512,740
Harris Corp.                                                                                3,400                   98,396
JDS Uniphase Corp.                                                                          7,250                   23,563 (a)
Juniper Networks, Inc.                                                                     13,400                  201,804 (a)
Motorola, Inc.                                                                             56,550                  239,206
QUALCOMM Inc.                                                                              41,178                1,602,236
Tellabs, Inc.                                                                               9,252                   42,374 (a)
                                                                                                                 5,176,052

Computers & Peripherals - 5.1%
Apple Inc.                                                                                 22,135                2,326,831 (a)
Dell Inc.                                                                                  43,028                  407,905 (a,h)
EMC Corp.                                                                                  50,914                  580,420 (a)
Hewlett-Packard Co.                                                                        59,649                1,912,347
International Business Machines Corp.                                                      33,430                3,239,033
Lexmark International, Inc. (Class A)                                                       2,200                   37,114 (a)
NetApp, Inc.                                                                                8,200                  121,688 (a)
QLogic Corp.                                                                                2,900                   32,248 (a)
SanDisk Corp.                                                                               5,500                   69,575 (a)
Sun Microsystems, Inc.                                                                     18,390                  134,615 (a)
Teradata Corp.                                                                              4,400                   71,368 (a)
                                                                                                                 8,933,144

Construction & Engineering - 0.2%
Fluor Corp.                                                                                 4,604                  159,068
Jacobs Engineering Group, Inc.                                                              3,100                  119,846 (a)
                                                                                                                   278,914

Construction Materials - 0.1%
Vulcan Materials Co.                                                                        2,800                  124,012

Consumer Finance - 0.4%
American Express Co.                                                                       29,196                  397,941 (h)
Capital One Financial Corp.                                                                 9,625                  117,810
Discover Financial Services                                                                12,298                   77,600
SLM Corp.                                                                                  11,900                   58,905 (a)
                                                                                                                   652,256

Containers & Packaging - 0.2%
Ball Corp.                                                                                  2,416                  104,854
Bemis Company Inc.                                                                          2,362                   49,531
Owens-Illinois, Inc.                                                                        4,300                   62,092 (a)
Pactiv Corp.                                                                                3,248                   47,388 (a)
Sealed Air Corp.                                                                            3,914                   54,013
                                                                                                                   317,878

Distributors - 0.1%
Genuine Parts Co.                                                                           3,896                  116,335

Diversified Consumer Services - 0.2%
Apollo Group, Inc. (Class A)                                                                2,700                  211,491 (a)
H&R Block Inc.                                                                              8,408                  152,942
                                                                                                                   364,433

Diversified Financial Services - 2.8%
Bank of America Corp.                                                                     158,929                1,083,896
CIT Group, Inc.                                                                            10,800                   30,780
Citigroup, Inc.                                                                           137,806                  348,649 (h)
CME Group Inc.                                                                              1,711                  421,573
IntercontinentalExchange, Inc.                                                              1,800                  134,046 (a)
JPMorgan Chase & Co.                                                                       93,550                2,486,559 (h)
Leucadia National Corp.                                                                     4,500                   67,005
Moody's Corp.                                                                               5,084                  116,525
NYSE Euronext                                                                               6,400                  114,560
The NASDAQ OMX Group, Inc.                                                                  3,500                   68,530 (a)
                                                                                                                 4,872,123

Diversified Telecommunication Services - 3.6%
AT&T Inc.                                                                                 146,715                3,697,218
CenturyTel, Inc.                                                                            2,484                   69,850
Embarq Corp.                                                                                3,670                  138,909
Frontier Communications Corp.                                                               7,900                   56,722
Qwest Communications International Inc.                                                    37,548                  128,414
Verizon Communications Inc.                                                                70,867                2,140,183
Windstream Corp.                                                                           11,043                   89,007
                                                                                                                 6,320,303

Electric Utilities - 2.4%
Allegheny Energy, Inc.                                                                      4,300                   99,631
American Electric Power Comapny Inc.                                                       10,125                  255,757 (h)
Duke Energy Corp.                                                                          32,154                  460,445
Edison International                                                                        8,142                  234,571
Entergy Corp.                                                                               4,647                  316,414
Exelon Corp.                                                                               16,452                  746,756
FirstEnergy Corp.                                                                           7,520                  290,272
FPL Group, Inc.                                                                            10,162                  515,518
Northeast Utilities                                                                         4,500                   97,155
Pepco Holdings, Inc.                                                                        5,300                   66,144
Pinnacle West Capital Corp.                                                                 2,500                   66,400
PPL Corp.                                                                                   9,344                  268,266
Progress Energy, Inc.                                                                       6,856                  248,599
The Southern Co.                                                                           19,258                  589,680
                                                                                                                 4,255,608

Electrical Equipment - 0.4%
Cooper Industries Ltd.                                                                      4,459                  115,310
Emerson Electric Co.                                                                       19,048                  544,392
Rockwell Automation, Inc.                                                                   3,668                   80,109
                                                                                                                   739,811

Electronic Equipment, Instruments & Components - 0.3%
Agilent Technologies, Inc.                                                                  8,485                  130,414 (a)
Amphenol Corp. (Class A)                                                                    4,500                  128,205
FLIR Systems, Inc.                                                                          3,600                   73,728 (a)
Jabil Circuit, Inc.                                                                         6,300                   35,028
Molex Inc.                                                                                  3,450                   47,403
Tyco Electronics Ltd.                                                                      11,425                  126,132
                                                                                                                   540,910

Energy Equipment & Services - 1.4%
Baker Hughes Inc.                                                                           7,650                  218,407
BJ Services Co.                                                                             7,400                   73,630
Cameron International Corp.                                                                 5,600                  122,808 (a)
Diamond Offshore Drilling, Inc.                                                             1,700                  106,862
ENSCO International Inc.                                                                    3,700                   97,680
Halliburton Co.                                                                            22,491                  347,936
Nabors Industries Ltd.                                                                      7,000                   69,930 (a)
National Oilwell Varco, Inc.                                                               10,500                  301,455 (a)
Rowan Companies, Inc.                                                                       2,677                   32,044
Schlumberger Ltd.                                                                          29,733                1,207,754
Smith International, Inc.                                                                   5,600                  120,288
                                                                                                                 2,698,794

Food & Staples Retailing - 3.4%
Costco Wholesale Corp.                                                                     10,666                  494,049
CVS Caremark Corp.                                                                         36,227                  995,880
Safeway Inc.                                                                               10,700                  216,033
SUPERVALU, Inc.                                                                             5,313                   75,870
Sysco Corp.                                                                                14,744                  336,163
The Kroger Co.                                                                             16,166                  343,043
Walgreen Co.                                                                               24,600                  638,616
Wal-Mart Stores, Inc.                                                                      55,787                2,906,503
Whole Foods Market, Inc.                                                                    3,300                   55,440
                                                                                                                 6,061,597

Food Products - 1.8%
Archer-Daniels-Midland Co.                                                                 15,986                  444,091
Campbell Soup Co.                                                                           5,076                  138,879
ConAgra Foods, Inc.                                                                        11,068                  186,717
Dean Foods Co.                                                                              3,700                   66,896 (a)
General Mills, Inc.                                                                         8,303                  414,154
HJ Heinz Co.                                                                                7,897                  261,075
Hormel Foods Corp.                                                                          1,700                   53,907
Kellogg Co.                                                                                 6,290                  230,403
Kraft Foods Inc. (Class A)                                                                 36,313                  809,417
McCormick & Company Inc.                                                                    3,300                   97,581
Sara Lee Corp.                                                                             17,057                  137,821
The Hershey Co.                                                                             3,984                  138,444
The JM Smucker Co.                                                                          3,017                  112,444
Tyson Foods, Inc. (Class A)                                                                 7,300                   68,547
                                                                                                                 3,160,376

Gas Utilities - 0.2%
EQT CORP.                                                                                   3,300                  103,389
Nicor Inc.                                                                                  1,243                   41,305
Questar Corp.                                                                               4,400                  129,492
                                                                                                                   274,186

Healthcare Equipment & Supplies - 2.3%
Baxter International Inc.                                                                  15,429                  790,273 (h)
Becton Dickinson & Co.                                                                      6,070                  408,147
Boston Scientific Corp.                                                                    37,960                  301,782 (a)
Covidien Ltd.                                                                              12,559                  417,461
CR Bard, Inc.                                                                               2,502                  199,459
DENTSPLY International Inc.                                                                 3,900                  104,715
Hospira, Inc.                                                                               4,039                  124,644 (a)
Intuitive Surgical, Inc.                                                                      960                   91,546 (a)
Medtronic, Inc.                                                                            27,932                  823,156
St Jude Medical, Inc.                                                                       8,592                  312,147 (a)
Stryker Corp.                                                                               6,052                  206,010
Varian Medical Systems, Inc.                                                                3,200                   97,408 (a)
Zimmer Holdings, Inc.                                                                       5,600                  204,400 (a)
                                                                                                                 4,081,148

Healthcare Providers & Services - 2.0%
Aetna Inc.                                                                                 11,408                  277,557
AmerisourceBergen Corp.                                                                     4,042                  132,012
Cardinal Health, Inc.                                                                       9,051                  284,925
CIGNA Corp.                                                                                 7,089                  124,696
Coventry Health Care, Inc.                                                                  3,400                   43,996 (a)
DaVita, Inc.                                                                                2,500                  109,875 (a)
Express Scripts, Inc.                                                                       6,100                  281,637 (a)
Humana Inc.                                                                                 4,327                  112,848 (a)
Laboratory Corporation of America Holdings                                                  2,700                  157,923 (a)
McKesson Corp.                                                                              6,802                  238,342
Medco Health Solutions, Inc.                                                               12,366                  511,210 (a)
Patterson Companies, Inc.                                                                   2,100                   39,606 (a)
Quest Diagnostics Inc.                                                                      3,900                  185,172
Tenet Healthcare Corp.                                                                     11,495                   13,334 (a)
UnitedHealth Group, Inc.                                                                   30,176                  631,584
WellPoint, Inc.                                                                            12,500                  474,625 (a)
                                                                                                                 3,619,342

Healthcare Technology - 0.0%*
IMS Health Inc.                                                                             4,457                   55,579

Hotels Restaurants & Leisure - 1.4%
Carnival Corp.                                                                             10,900                  235,440
Darden Restaurants, Inc.                                                                    3,529                  120,904
International Game Technology                                                               7,700                   70,994
Marriott International, Inc. (Class A)                                                      7,544                  123,420
McDonald's Corp.                                                                           27,690                1,511,043
Starbucks Corp.                                                                            17,898                  198,847 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                                   4,700                   59,690
Wyndham Worldwide Corp.                                                                     3,849                   16,166
Wynn Resorts Ltd.                                                                           1,500                   29,955 (a)
Yum! Brands, Inc.                                                                          11,329                  311,321
                                                                                                                 2,677,780

Household Durables - 0.3%
Black & Decker Corp.                                                                        1,307                   41,249
Centex Corp.                                                                                2,920                   21,900
DR Horton, Inc.                                                                             6,500                   63,050
Fortune Brands, Inc.                                                                        3,841                   94,297
Harman International Industries, Inc.                                                       1,200                   16,236
KB Home                                                                                     2,260                   29,787
Leggett & Platt, Inc.                                                                       3,900                   50,661
Lennar Corp. (Class A)                                                                      3,200                   24,032
Newell Rubbermaid Inc.                                                                      6,956                   44,379
Pulte Homes, Inc.                                                                           5,088                   55,612
Snap-On Inc.                                                                                1,309                   32,856
The Stanley Works                                                                           1,926                   56,085
Whirlpool Corp.                                                                             1,843                   54,534
                                                                                                                   584,678

Household Products - 2.7%
Clorox Co.                                                                                  3,384                  174,208
Colgate-Palmolive Co.                                                                      12,572                  741,497
Kimberly-Clark Corp.                                                                       10,236                  471,982 (h)
The Procter & Gamble Co.                                                                   72,992                3,437,193
                                                                                                                 4,824,880

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.                                                            5,103                  105,428
Dynegy Inc. (Class A)                                                                      14,800                   20,868 (a)
The AES Corp.                                                                              17,200                   99,932 (a)
                                                                                                                   226,228

Industrial Conglomerates - 2.0%
General Electric Co.                                                                      262,962                2,658,546 (l)
Textron, Inc.                                                                               6,325                   36,305
3M Co.                                                                                     17,280                  859,162
                                                                                                                 3,554,013

Insurance - 2.1%
AFLAC Inc.                                                                                 11,400                  220,704
American International Group, Inc.                                                         68,517                   68,517 (h)
AON Corp.                                                                                   6,636                  270,882
Assurant, Inc.                                                                              3,000                   65,340
Chubb Corp.                                                                                 8,794                  372,162
Cincinnati Financial Corp.                                                                  4,092                   93,584
Genworth Financial, Inc. (Class A)                                                         13,200                   25,080
Hartford Financial Services Group, Inc.                                                     7,804                   61,261
Lincoln National Corp.                                                                      6,542                   43,766
Loews Corp.                                                                                 8,966                  198,149
Marsh & McLennan Companies, Inc.                                                           12,969                  262,622
MBIA Inc.                                                                                   4,535                   20,770 (a)
MetLife, Inc.                                                                              20,373                  463,893
Principal Financial Group, Inc.                                                             6,600                   53,988
Prudential Financial, Inc.                                                                 10,700                  203,514
The Allstate Corp.                                                                         13,211                  252,991 (h)
The Progressive Corp.                                                                      16,673                  224,085
The Travelers Companies, Inc.                                                              14,599                  593,303
Torchmark Corp.                                                                             2,172                   56,972
Unum Group                                                                                  7,889                   98,613
XL Capital Ltd.                                                                             9,100                   49,686
                                                                                                                 3,699,882

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.                                                                            8,000                  587,520 (a)
Expedia, Inc.                                                                               5,000                   45,400 (a)
                                                                                                                   632,920

Internet Software & Services - 1.7%
Akamai Technologies, Inc.                                                                   4,100                   79,540 (a)
eBay Inc.                                                                                  26,600                  334,096 (a)
Google Inc. (Class A)                                                                       6,029                2,098,454 (a)
VeriSign, Inc.                                                                              4,862                   91,746 (a)
Yahoo! Inc.                                                                                34,389                  440,523 (a)
                                                                                                                 3,044,359

IT Services - 1.1%
Affiliated Computer Services, Inc. (Class A)                                                2,500                  119,725 (a)
Automatic Data Processing, Inc.                                                            12,680                  445,829
Cognizant Technology Solutions Corp. (Class A)                                              7,100                  147,609 (a)
Computer Sciences Corp.                                                                     3,882                  143,013 (a)
Convergys Corp.                                                                             3,600                   29,088 (a)
Fidelity National Information Services, Inc.                                                4,600                   83,720
Fiserv, Inc.                                                                                3,850                  140,371 (a)
Mastercard Inc. (Class A)                                                                   1,800                  301,464
Paychex, Inc.                                                                               7,925                  203,435
The Western Union Co.                                                                      18,024                  226,562
Total System Services, Inc.                                                                 5,202                   71,840
                                                                                                                 1,912,656

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.                                                                           7,175                   27,265
Hasbro, Inc.                                                                                3,096                   77,617
Mattel, Inc.                                                                                9,251                  106,664
                                                                                                                   211,546

Life Sciences Tools & Services - 0.4%
Life Technologies Corp.                                                                     4,403                  143,009 (a)
Millipore Corp.                                                                             1,345                   77,216 (a)
PerkinElmer, Inc.                                                                           2,910                   37,161
Thermo Fisher Scientific, Inc.                                                             10,328                  368,400 (a)
Waters Corp.                                                                                2,500                   92,375 (a)
                                                                                                                   718,161

Machinery - 1.5%
Caterpillar Inc.                                                                           14,932                  417,499
Cummins Inc.                                                                                5,156                  131,220
Danaher Corp.                                                                               6,300                  341,586
Deere & Co.                                                                                10,540                  346,450
Dover Corp.                                                                                 4,758                  125,516
Eaton Corp.                                                                                 4,000                  147,440
Flowserve Corp.                                                                             1,400                   78,568
Illinois Tool Works Inc.                                                                    9,717                  299,769
Ingersoll-Rand Company Ltd. (Class A)                                                       8,161                  112,622
ITT Corp.                                                                                   4,426                  170,268
PACCAR Inc.                                                                                 9,022                  232,407
Pall Corp.                                                                                  2,878                   58,798
Parker Hannifin Corp.                                                                       3,972                  134,969
The Manitowoc Company Inc.                                                                  4,300                   14,061
                                                                                                                 2,611,173

Media - 2.4%
CBS Corp. (Class B)                                                                        17,409                   66,851
Comcast Corp. (Class A)                                                                    71,258                  971,959
Gannett Company, Inc.                                                                       5,608                   12,338
Interpublic Group of Companies, Inc.                                                       11,330                   46,680 (a)
Meredith Corp.                                                                                598                    9,951
News Corp. (Class A)                                                                       56,600                  374,692
Omnicom Group Inc.                                                                          7,800                  182,520
Scripps Networks Interactive, Inc. (Class A)                                                2,200                   49,522
The DIRECTV Group Inc.                                                                     13,500                  307,665 (a)
The McGraw-Hill Companies, Inc.                                                             7,721                  176,579
The New York Times Co. (Class A)                                                            3,388                   15,314
The Walt Disney Co.                                                                        46,079                  836,795
The Washington Post Co. (Class B)                                                             190                   67,849
Time Warner Cable Inc.                                                                      8,696                  215,661
Time Warner Inc.                                                                           29,738                  573,943
Viacom, Inc. (Class B)                                                                     15,413                  267,878 (a)
                                                                                                                 4,176,197

Metals & Mining - 0.9%
AK Steel Holding Corp.                                                                      2,300                   16,376
Alcoa, Inc.                                                                                23,640                  173,518 (h)
Allegheny Technologies Inc.                                                                 2,451                   53,750
Freeport-McMoRan Copper & Gold Inc.                                                        10,255                  390,818
Newmont Mining Corp.                                                                       12,228                  547,325
Nucor Corp.                                                                                 7,736                  295,283
Titanium Metals Corp.                                                                       3,000                   16,410
United States Steel Corp.                                                                   2,965                   62,650
                                                                                                                 1,556,130

Multiline Retail - 0.8%
Big Lots, Inc.                                                                              1,800                   37,404 (a)
Family Dollar Stores, Inc.                                                                  3,500                  116,795
JC Penney Company Inc.                                                                      5,687                  114,138
Kohl's Corp.                                                                                7,600                  321,632 (a)
Macy's, Inc.                                                                               10,630                   94,607
Nordstrom, Inc.                                                                             3,792                   63,516
Sears Holdings Corp.                                                                        1,419                   64,862 (a)
Target Corp.                                                                               18,749                  644,778
                                                                                                                 1,457,732

Multi-Utilities - 1.4%
Ameren Corp.                                                                                5,442                  126,200
Centerpoint Energy, Inc.                                                                    8,618                   89,886
CMS Energy Corp.                                                                            5,500                   65,120
Consolidated Edison, Inc.                                                                   6,807                  269,625
Dominion Resources, Inc.                                                                   14,500                  449,355
DTE Energy Co.                                                                              4,166                  115,398
Integrys Energy Group, Inc.                                                                 1,931                   50,283
NiSource Inc.                                                                               6,915                   67,767
PG&E Corp.                                                                                  9,054                  346,044
Public Service Enterprise Group Inc.                                                       12,418                  365,958
SCANA Corp.                                                                                 3,000                   92,670
Sempra Energy                                                                               6,075                  280,908
TECO Energy, Inc.                                                                           5,300                   59,095
Wisconsin Energy Corp.                                                                      3,000                  123,510
Xcel Energy, Inc.                                                                          11,080                  206,420
                                                                                                                 2,708,239

Office Electronics - 0.1%
Xerox Corp.                                                                                22,490                  102,329

Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp.                                                                   11,456                  445,524
Apache Corp.                                                                                8,348                  535,023
Cabot Oil & Gas Corp.                                                                       2,500                   58,925
Chesapeake Energy Corp.                                                                    13,600                  232,016
Chevron Corp.                                                                              49,858                3,352,452
ConocoPhillips                                                                             37,019                1,449,664
CONSOL Energy Inc.                                                                          4,400                  111,056
Devon Energy Corp.                                                                         10,992                  491,232
El Paso Corp.                                                                              17,982                  112,387
EOG Resources, Inc.                                                                         6,100                  334,036
Exxon Mobil Corp.                                                                         123,202                8,390,056 (h)
Hess Corp.                                                                                  7,070                  383,194 (h)
Marathon Oil Corp.                                                                         17,642                  463,808
Massey Energy Co.                                                                           1,800                   18,216
Murphy Oil Corp.                                                                            4,700                  210,419
Noble Energy, Inc.                                                                          4,200                  226,296
Occidental Petroleum Corp.                                                                 20,220                1,125,243
Peabody Energy Corp.                                                                        6,700                  167,768
Pioneer Natural Resources Co.                                                               3,000                   49,410
Range Resources Corp.                                                                       3,800                  156,408
Southwestern Energy Co.                                                                     8,600                  255,334 (a)
Spectra Energy Corp.                                                                       16,277                  230,157
Sunoco, Inc.                                                                                2,876                   76,156
Tesoro Corp.                                                                                3,300                   44,451
The Williams Companies Inc.                                                                14,186                  161,437
Valero Energy Corp.                                                                        13,000                  232,700
XTO Energy Inc.                                                                            14,241                  436,059
                                                                                                                19,749,427

Paper & Forest Products - 0.2%
International Paper Co.                                                                    11,075                   77,968
MeadWestvaco Corp.                                                                          4,100                   49,159
Weyerhaeuser Co.                                                                            5,094                  140,442
                                                                                                                   267,569

Personal Products - 0.2%
Avon Products, Inc.                                                                        10,528                  202,453
The Estee Lauder Companies Inc. (Class A)                                                   2,900                   71,485
                                                                                                                   273,938

Pharmaceuticals - 8.0%
Abbott Laboratories                                                                        38,404                1,831,871 (h)
Allergan, Inc.                                                                              7,704                  367,943
Bristol-Myers Squibb Co.                                                                   49,008                1,074,255 (h)
Eli Lilly & Co.                                                                            25,216                  842,467
Forest Laboratories, Inc.                                                                   7,400                  162,504 (a)
Johnson & Johnson                                                                          68,827                3,620,300
King Pharmaceuticals, Inc.                                                                  5,733                   40,532 (a)
Merck & Company Inc.                                                                       52,550                1,405,713
Mylan, Inc.                                                                                 7,500                  100,575 (a)
Pfizer Inc.                                                                               168,321                2,292,532
Schering-Plough Corp.                                                                      40,202                  946,757 (h)
Watson Pharmaceuticals, Inc.                                                                2,600                   80,886 (a)
Wyeth                                                                                      33,054                1,422,644 (h)
                                                                                                                14,188,979

Professional Services - 0.2%
Dun & Bradstreet Corp.                                                                      1,400                  107,800
Equifax Inc.                                                                                3,200                   78,240
Monster Worldwide, Inc.                                                                     3,600                   29,340 (a)
Robert Half International Inc.                                                              3,900                   69,537
                                                                                                                   284,917

Real Estate Investment Trusts (REIT's) - 0.8%
Apartment Investment & Management Co. (Class A) (REIT)                                      2,431                   13,322
AvalonBay Communities, Inc. (REIT)                                                          1,901                   89,461
Boston Properties, Inc. (REIT)                                                              3,100                  108,593
Equity Residential (REIT)                                                                   7,000                  128,450
HCP, Inc. (REIT)                                                                            6,500                  116,025
Health Care REIT, Inc. (REIT)                                                               2,600                   79,534
Host Hotels & Resorts, Inc. (REIT)                                                         13,300                   52,136
Kimco Realty Corp. (REIT)                                                                   5,800                   44,196
Plum Creek Timber Company, Inc. (REIT)                                                      4,000                  116,280
ProLogis (REIT)                                                                             6,600                   42,900
Public Storage (REIT)                                                                       3,100                  171,275
Simon Property Group, Inc. (REIT)                                                           6,356                  220,172
Ventas, Inc. (REIT)                                                                         3,600                   81,396
Vornado Realty Trust (REIT)                                                                 3,406                  113,215
                                                                                                                 1,376,955

Real Estate Management & Development - 0.0%*
CB Richard Ellis Group, Inc. (Class A)                                                      5,500                   22,165 (a)

Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.                                                          6,874                  413,471
CSX Corp.                                                                                   9,739                  251,753
Norfolk Southern Corp.                                                                      9,218                  311,107
Ryder System, Inc.                                                                          1,331                   37,681
Union Pacific Corp.                                                                        12,508                  514,204
                                                                                                                 1,528,216

Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.                                                               13,974                   42,621 (a,h)
Altera Corp.                                                                                7,200                  126,360
Analog Devices, Inc.                                                                        7,100                  136,817
Applied Materials, Inc.                                                                    33,000                  354,750 (h)
Broadcom Corp. (Class A)                                                                   10,950                  218,781 (a)
Intel Corp.                                                                               138,865                2,089,918 (h)
Kla-Tencor Corp.                                                                            4,400                   88,000
Linear Technology Corp.                                                                     5,600                  128,688
LSI Corp.                                                                                  14,692                   44,664 (a)
MEMC Electronic Materials, Inc.                                                             5,700                   93,993 (a)
Microchip Technology Inc.                                                                   4,500                   95,355
Micron Technology, Inc.                                                                    19,154                   77,765 (a)
National Semiconductor Corp.                                                                4,566                   46,893
Novellus Systems, Inc.                                                                      2,800                   46,564 (a)
Nvidia Corp.                                                                               13,100                  129,166 (a)
Teradyne, Inc.                                                                              5,400                   23,652 (a)
Texas Instruments Inc.                                                                     32,051                  529,162
Xilinx, Inc.                                                                                6,700                  128,372
                                                                                                                 4,401,521

Software - 4.0%
Adobe Systems Inc.                                                                         13,284                  284,145 (a,h)
Autodesk, Inc.                                                                              5,748                   96,624 (a)
BMC Software, Inc.                                                                          4,800                  158,400 (a)
CA, Inc.                                                                                    9,600                  169,056
Citrix Systems, Inc.                                                                        4,600                  104,144 (a)
Compuware Corp.                                                                             5,600                   36,904 (a)
Electronic Arts, Inc.                                                                       7,800                  141,882 (a)
Intuit, Inc.                                                                                7,900                  213,300 (a)
McAfee, Inc.                                                                                3,900                  130,650 (a)
Microsoft Corp.                                                                           190,754                3,504,151 (h)
Novell, Inc.                                                                                7,666                   32,657 (a)
Oracle Corp.                                                                               95,452                1,724,818 (a,h)
Salesforce.com, Inc.                                                                        2,600                   85,098 (a)
Symantec Corp.                                                                             21,108                  315,354 (a)
                                                                                                                 6,997,183

Specialty Retail - 2.1%
Abercrombie & Fitch Co. (Class A)                                                           2,100                   49,980
AutoNation, Inc.                                                                            2,872                   39,863 (a)
AutoZone, Inc.                                                                                944                  153,513 (a)
Bed Bath & Beyond, Inc.                                                                     6,300                  155,925 (a)
Best Buy Company Inc.                                                                       8,400                  318,864
GameStop Corp. (Class A)                                                                    4,100                  114,882 (a)
Home Depot, Inc.                                                                           42,218                  994,656
Lowe's Companies, Inc.                                                                     36,556                  667,147
Ltd Brands, Inc.                                                                            7,088                   61,666
Office Depot, Inc.                                                                          8,400                   11,004 (a)
O'Reilly Automotive, Inc.                                                                   3,300                  115,533 (a)
RadioShack Corp.                                                                            2,856                   24,476
Staples, Inc.                                                                              17,850                  323,264
The Gap Inc.                                                                               11,279                  146,514
The Sherwin-Williams Co.                                                                    2,463                  128,002
Tiffany & Co.                                                                               3,100                   66,836
TJX Companies, Inc.                                                                        10,480                  268,707
                                                                                                                 3,640,832

Textiles Apparel & Luxury Goods - 0.4%
Coach, Inc.                                                                                 8,000                  133,600 (a)
NIKE, Inc. (Class B)                                                                        9,710                  455,302
Polo Ralph Lauren Corp. (Class A)                                                           1,400                   59,150
VF Corp.                                                                                    2,202                  125,756
                                                                                                                   773,808

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.                                                                  12,600                  147,294
People's United Financial, Inc.                                                             8,500                  152,745
                                                                                                                   300,039

Tobacco - 1.7%
Altria Group, Inc.                                                                         51,279                  821,490
Lorillard, Inc.                                                                             4,111                  253,813
Philip Morris International, Inc.                                                          50,179                1,785,369
Reynolds American Inc.                                                                      4,100                  146,944
                                                                                                                 3,007,616

Trading Companies & Distributors - 0.1%
Fastenal Co.                                                                                3,300                  106,112
WW Grainger, Inc.                                                                           1,582                  111,025
                                                                                                                   217,137

Wireless Telecommunication Services  - 0.3%
American Tower Corp. (Class A)                                                              9,900                  301,257 (a)
Sprint Nextel Corp. (Series 1)                                                             71,500                  255,255 (a)
                                                                                                                   556,512

Total Common Stock                                                                                             172,713,687
(Cost $251,392,883)

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.1%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                 68,823 (k)
(Cost $132,352)

Total Investments in Securities                                                                                172,782,510
(Cost $251,525,235)

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 2.1%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.52%                                                                                                            3,697,747 (d,n)

                                                                                     Principal Amount
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

Money Market Obligation Trust
0.90%                                                             12/31/30                  $ 462                      462 (d)
1.06%                                                             12/31/30                      9                        9 (d)
1.07%                                                             12/31/30                      1                        1 (d)
                                                                                                                       472

U.S. Government -0.3%
U.S. Treasury Bill
0.15%                                                             07/02/09                 50,000                   49,976 (d)
0.22%                                                             07/02/09                470,000                  469,774 (d)
                                                                                                                   519,750

Total Short-Term Investments                                                                                     4,217,969
(Cost $4,217,935)

Total Investments                                                                                              177,000,479
(Cost $255,743,170)

Liabilities in excess of Other Assets, net - (0.2)%                                                               (278,579)


                                                                                                              -------------
NET ASSETS  - 100.0%                                                                                          $176,712,900
                                                                                                              =============




--------------------------------------------------------------------------------
Other Information
--------------------------------------------------------------------------------

The GEI S&P 500 Fund Index had the following long futures contracts open at March 31, 2009 (unaudited):

                                                                                   Number of       Current          Unrealized
        Description                                          Expiration date       Contracts     Notional Value    Appreciation
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 EMini Index Futures                                    June 2009              102        $ 4,053,480        $ 194,537


                 GEI Premier Growth Equity

          Schedule of Investments - March 31, 2009 (unaudited)


                                                                              Number of
                                                                               Shares                       Value
Common Stock - 96.3%
--------------------------------------------------------------------------------------------------------------------------

Beverages - 3.4%
PepsiCo, Inc.                                                                  25,544                    $1,315,005

Biotechnology - 5.4%
Amgen Inc.                                                                     30,510                     1,510,855 (a)
Gilead Sciences, Inc.                                                          13,060                       604,939 (a)
                                                                                                          2,115,794

Capital Markets - 6.0%
State Street Corp.                                                             41,864                     1,288,574 (e)
The Goldman Sachs Group, Inc                                                    9,934                     1,053,203
                                                                                                          2,341,777

Chemicals - 4.1%
Monsanto Co.                                                                   19,158                     1,592,030

Commercial Services & Supplies - 2.4%
Iron Mountain Inc.                                                             43,283                       959,584 (a)

Communications Equipment - 11.9%
Cisco Systems, Inc.                                                            78,051                     1,308,915 (a,h)
Corning Inc.                                                                   59,602                       790,919
QUALCOMM Inc.                                                                  50,236                     1,954,683
Research In Motion Ltd.                                                        14,191                       611,206 (a)
                                                                                                          4,665,723

Diversified Financial Services - 3.9%
CME Group Inc.                                                                  6,244                     1,538,459

Electronic Equipment, Instruments & Components - 1.9%
Molex Inc. (Class A)                                                           57,758                       730,061 (h)

Energy Equipment & Services - 6.2%
Schlumberger Ltd.                                                              31,220                     1,268,156
Transocean Ltd.                                                                19,867                     1,168,974 (a)
                                                                                                          2,437,130

Healthcare Equipment & Supplies - 5.8%
Medtronic, Inc.                                                                32,639                       961,871
Lincare Holdings Inc.                                                          30,511                       665,140 (a)
VCA Antech, Inc.                                                               28,098                       633,610 (a)
                                                                                                          2,260,621

Hotels Restaurants & Leisure - 1.9%
Carnival Corp.                                                                 34,768                       750,989

Insurance - 1.2%
AFLAC Inc.                                                                     24,834                       480,786

Internet Software & Services - 1.6%
eBay Inc.                                                                      48,959                       614,925 (a)

IT Services - 9.0%
Paychex, Inc.                                                                  55,345                     1,420,706
The Western Union Co.                                                         119,205                     1,498,407
Visa, Inc. (Class A)                                                           11,069                       615,436
                                                                                                          3,534,549

Machinery - 2.7%
Dover Corp.                                                                    40,444                     1,066,913

Media - 10.3%
Comcast Corp. (Class A)                                                       105,724                     1,360,668
Liberty Global, Inc. (Series C)                                                65,278                       922,378 (a)
Liberty Media Corp - Entertainment (Series A)                                  87,701                     1,749,635 (a)
                                                                                                          4,032,681

Pharmaceuticals - 1.9%
Johnson & Johnson                                                              14,191                       746,447

Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. (Class A)                                         89,403                       360,294 (a)

Software - 7.2%
Intuit, Inc.                                                                   68,117                     1,839,159 (a,h)
Microsoft Corp.                                                                52,507                       964,554
                                                                                                          2,803,713

Specialty Retail - 5.9%
Bed Bath & Beyond, Inc.                                                        57,474                     1,422,481 (a)
Lowe's Companies, Inc.                                                         49,243                       898,685
                                                                                                          2,321,166

Wireless Telecommunication Services - 2.7%
American Tower Corp. (Class A)                                                 34,768                     1,057,990 (a)

Total Common Stock                                                                                       37,726,637
(Cost $54,055,550)

--------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
--------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                           2,630 (k)
(Cost $5,057)

Total Investments in Securities                                                                          37,729,267
(Cost $54,060,607)

--------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 4.2%
--------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.52%                                                                                                     1,647,227 (d,n)
(Cost $1,647,227)

Total Investments                                                                                        39,376,494
(Cost $55,707,834)

Liabilities in Excess of Other Assets, net - (0.5)%                                                        (180,915)


                                                                                                   -----------------
NET ASSETS  - 100.0%                                                                                    $39,195,579
                                                                                                   =================



--------------------------------------------------------------------------------
Other Information
--------------------------------------------------------------------------------

The GEI Premier Growth Equity had the following long futures contracts open at March 31, 2009 (unaudited):

                                                                                  Number of       Current          Unrealized
        Description                                          Expiration date       Contracts     Notional Value    Appreciation
------------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index Futures                                          June 2009               1           $198,700          $ 8,038


                           GEI Core Value Equity Fund

              Schedule of Investments - March 31, 2009 (unaudited)

                                                                                Number of Shares                         Value
Common Stock - 96.6%
------------------------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.                                                              256                            $ 17,147 (a)
Honeywell International Inc.                                                         3,004                              83,691
Rockwell Collins, Inc.                                                               3,837                             125,240
                                                                                                                       226,078

Beverages - 5.1%
Molson Coors Brewing Co. (Class B)                                                   2,047                              70,171
Pepsi Bottling Group, Inc.                                                          13,143                             290,986
PepsiCo, Inc.                                                                        9,782                             503,577
                                                                                                                       864,734

Biotechnology - 1.5%
Amgen Inc.                                                                           5,115                             253,295 (a)

Capital Markets - 6.1%
Ameriprise Financial, Inc.                                                           8,857                             181,480
Morgan Stanley                                                                       5,684                             129,425
State Street Corp.                                                                   3,517                             108,253 (e)
The Bank of New York Mellon Corp.                                                   12,149                             343,209
The Charles Schwab Corp.                                                             7,289                             112,980
The Goldman Sachs Group, Inc                                                         1,649                             174,827
                                                                                                                     1,050,174

Chemicals - 0.7%
Potash Corp of Saskatchewan Inc.                                                     1,407                             113,700

Commercial Banks - 1.2%
US Bancorp                                                                           7,674                             112,117
Wells Fargo & Co.                                                                    6,393                              91,036
                                                                                                                       203,153

Communications Equipment - 1.9%
Cisco Systems, Inc.                                                                 10,286                             172,496 (a)
Corning Inc.                                                                        10,997                             145,930
                                                                                                                       318,426

Computers & Peripherals - 4.3%
Dell Inc.                                                                            3,836                              36,365 (a)
Hewlett-Packard Co.                                                                 10,934                             350,544
International Business Machines Corp.                                                3,621                             350,839
                                                                                                                       737,748

Diversified Financial Services - 2.4%
JPMorgan Chase & Co.                                                                15,345                             407,870

Diversified Telecommunication Services - 3.4%
AT&T Inc.                                                                           13,428                             338,386
Verizon Communications Inc.                                                          7,992                             241,358
                                                                                                                       579,744

Electric Utilities - 2.8%
American Electric Power Comapny Inc.                                                 8,952                             226,128
Edison International                                                                 7,992                             230,250
Entergy Corp.                                                                          320                              21,789
                                                                                                                       478,167

Electrical Equipment - 1.4%
ABB Ltd. ADR                                                                        16,624                             231,739

Energy Equipment & Services - 3.8%
Halliburton Co.                                                                      8,376                             129,577
National Oilwell Varco, Inc.                                                         3,429                              98,447 (a)
Schlumberger Ltd.                                                                    4,156                             168,817
Transocean Ltd.                                                                      4,348                             255,836 (a)
                                                                                                                       652,677

Food Products - 3.8%
Archer-Daniels-Midland Co.                                                           1,566                              43,503
General Mills, Inc.                                                                  1,920                              95,770
Kraft Foods Inc. (Class A)                                                           8,952                             199,540
McCormick & Company Inc.                                                             6,073                             179,579
Nestle S.A. ADR                                                                      3,836                             128,698
                                                                                                                       647,090

Healthcare Equipment & Supplies - 1.7%
Boston Scientific Corp.                                                             26,214                             208,401 (a)
Covidien Ltd.                                                                        2,368                              78,712
                                                                                                                       287,113

Healthcare Providers & Services - 2.1%
Cardinal Health, Inc.                                                                7,673                             241,546
McKesson Corp.                                                                       3,325                             116,508
                                                                                                                       358,054

Hotels Restaurants & Leisure - 0.2%
Darden Restaurants, Inc.                                                             1,150                              39,399

Household Products - 2.7%
Clorox Co.                                                                           6,393                             329,112
Kimberly-Clark Corp.                                                                 2,877                             132,658
                                                                                                                       461,770

Insurance - 6.2%
ACE Ltd.                                                                             7,033                             284,133
AON Corp.                                                                            4,572                             186,629
Chubb Corp.                                                                          2,557                             108,212
Marsh & McLennan Companies, Inc.                                                       766                              15,512
MetLife, Inc.                                                                        9,144                             208,209
PartnerRe Ltd.                                                                         512                              31,780
Prudential Financial, Inc.                                                           3,389                              64,459
The Travelers Companies, Inc.                                                        3,836                             155,895
                                                                                                                     1,054,829

IT Services - 2.1%
Affiliated Computer Services, Inc. (Class A)                                         3,714                             177,863 (a)
The Western Union Co.                                                               14,068                             176,835
                                                                                                                       354,698

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.                                                       1,087                              38,773 (a)

Machinery - 2.2%
Deere & Co.                                                                          5,200                             170,924
Eaton Corp.                                                                          3,325                             122,560
ITT Corp.                                                                            2,286                              87,942
                                                                                                                       381,426

Media - 5.8%
Comcast Corp. (Class A)                                                             20,572                             264,762
Omnicom Group Inc.                                                                  14,057                             328,934
The Walt Disney Co.                                                                  5,115                              92,888
Time Warner Inc.                                                                    14,067                             271,493
Viacom, Inc. (Class B)                                                               1,980                              34,412 (a)
                                                                                                                       992,489

Metals & Mining - 3.3%
Allegheny Technologies Inc.                                                          5,714                             125,308
Barrick Gold Corp.                                                                   4,474                             145,047
Freeport-McMoRan Copper & Gold Inc.                                                  7,672                             292,380
                                                                                                                       562,735

Multiline Retail - 0.3%
Target Corp.                                                                         1,600                              55,024

Multi-Utilities - 1.4%
Dominion Resources, Inc.                                                             8,312                             257,589

Oil, Gas & Consumable Fuels - 8.9%
Apache Corp.                                                                         2,110                             135,230
Chevron Corp.                                                                          639                              42,966
Devon Energy Corp.                                                                   2,878                             128,618
Exxon Mobil Corp.                                                                    9,372                             638,233
Hess Corp.                                                                           1,371                              74,308
Marathon Oil Corp.                                                                  10,741                             282,381
Occidental Petroleum Corp.                                                           3,197                             177,913
Valero Energy Corp.                                                                  2,557                              45,770
                                                                                                                     1,525,419

Personal Products - 0.7%
The Estee Lauder Companies Inc. (Class A)                                            4,572                             112,700

Pharmaceuticals - 5.6%
Abbott Laboratories                                                                  2,430                             115,911
Bristol-Myers Squibb Co.                                                            11,954                             262,032
Merck & Company Inc.                                                                 5,434                             145,359
Pfizer Inc.                                                                         10,228                             139,305
Wyeth                                                                                6,857                             295,125
                                                                                                                       957,732

Road & Rail - 0.3%
Union Pacific Corp.                                                                  1,152                              47,359

Semiconductors & Semiconductor Equipment - 5.4%
Analog Devices, Inc.                                                                 1,277                              24,608
Intel Corp.                                                                         26,342                             396,447
Kla-Tencor Corp.                                                                     3,714                              74,280
Lam Research Corp.                                                                   5,243                             119,383 (a)
MEMC Electronic Materials, Inc.                                                      1,918                              31,628 (a)
Microchip Technology Inc.                                                            4,796                             101,627
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                  5,880                              52,626
Texas Instruments Inc.                                                               7,032                             116,098
                                                                                                                       916,697

Software - 4.4%
Microsoft Corp.                                                                     30,882                             567,302
Oracle Corp.                                                                         9,910                             179,074 (a)
                                                                                                                       746,376

Specialty Retail - 1.6%
Bed Bath & Beyond, Inc.                                                              6,585                             162,979 (a)
Lowe's Companies, Inc.                                                               6,305                             115,066
                                                                                                                       278,045

Tobacco - 1.4%
Altria Group, Inc.                                                                   7,673                             122,921
Philip Morris International, Inc.                                                    3,389                             120,581
                                                                                                                       243,502

Wireless Telecommunication Services - 0.4%
Vodafone Group PLC ADR                                                               5,143                              89,591

Total Common Stock                                                                                                  16,525,915
(Cost $21,314,854)

------------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Funds - 1.7%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                    6,913                              60,904 (m)
Industrial Select Sector SPDR Fund                                                  11,260                             207,522 (m)

Total Exchange Traded Funds                                                                                            268,426
(Cost $559,726)


------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------


GEI Investment Fund                                                                                                      7,697 (k)
(Cost $14,802)

Total Investments in Securities                                                                                     16,802,038
(Cost $21,889,382)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 1.6%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.52%                                                                                                                  284,112 (d,n)
(Cost $284,112)

Total Investments                                                                                                   17,086,150
(Cost $22,173,494)

Other Assets and Liabilities, net - 0.1%                                                                                13,789


                                                                                                                ---------------
NET ASSETS  - 100.0%                                                                                               $17,099,939
                                                                                                                ===============


                     GEI Mid-Cap Equity

    Schedule of Investments - March 31, 2009 (unaudited)

                                                                                Number of
                                                                                 Shares
                                                                                                                 Value
Common Stock - 96.1%
--------------------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 2.3%
Alliant Techsystems, Inc.                                                         19,241                       $1,288,762 (a,h)
Hexcel Corp.                                                                      64,766                          425,513 (a)
                                                                                                                1,714,275

Beverages - 1.5%
Pepsi Bottling Group, Inc.                                                        49,898                        1,104,742

Biotechnology - 2.3%
Amylin Pharmaceuticals, Inc.                                                      58,844                          691,417 (a)
Vertex Pharmaceuticals Inc.                                                       34,949                        1,004,085 (a)
                                                                                                                1,695,502

Capital Markets - 2.7%
Affiliated Managers Group, Inc.                                                   26,176                        1,091,801 (a)
Greenhill & Company Inc.                                                           8,288                          612,069
The Charles Schwab Corp.                                                          17,475                          270,863
                                                                                                                1,974,733

Chemicals - 4.4%
Intrepid Potash, Inc.                                                             39,356                          726,118 (a)
Monsanto Co.                                                                      14,038                        1,166,558 (h)
Praxair, Inc.                                                                     19,901                        1,339,138 (h)
                                                                                                                3,231,814

Commercial Banks - 0.3%
SunTrust Banks, Inc.                                                              10,485                          123,094
Zions Bancorporation                                                              13,907                          136,706
                                                                                                                  259,800

Commercial Services & Supplies - 2.4%
Corrections Corporation of America                                                94,998                        1,216,924 (a)
Iron Mountain Inc.                                                                25,721                          570,235 (a)
                                                                                                                1,787,159

Communications Equipment - 1.7%
Harris Corp.                                                                      11,788                          341,145 (h)
Juniper Networks, Inc.                                                            60,919                          917,440 (a)
                                                                                                                1,258,585

Diversified Financial Services - 0.8%
CME Group Inc.                                                                     2,377                          585,669

Electric Utilities - 4.0%
ITC Holdings Corp.                                                                45,437                        1,981,962 (h)
Northeast Utilities                                                               45,094                          973,579
                                                                                                                2,955,541

Electronic Equipment, Instruments & Components - 2.3%
Cogent, Inc.                                                                      81,688                          972,087 (a)
Mettler-Toledo International, Inc.                                                13,736                          705,069 (a,h)
                                                                                                                1,677,156

Energy Equipment & Services - 4.4%
Dresser-Rand Group Inc.                                                           40,471                          894,409 (a)
HIS, Inc. (Class A)                                                               23,604                          972,013 (a)
Noble Corp.                                                                       17,953                          432,488
Tesco Corp.                                                                       49,440                          386,621 (a)
Weatherford International Ltd.                                                    48,974                          542,142 (a)
                                                                                                                3,227,673

Food Products - 3.3%
General Mills, Inc.                                                               11,983                          597,712 (h)
McCormick & Company Inc.                                                          52,105                        1,540,745 (h)
Mead Johnson Nutrition Co. (Class A)                                               9,525                          274,987 (a)
                                                                                                                2,413,444

Gas Utilities - 0.4%
EQT CORP.                                                                          8,728                          273,448

Healthcare Equipment & Supplies - 7.0%
DENTSPLY International Inc.                                                       39,967                        1,073,114
Gen-Probe Inc.                                                                    21,629                          985,850 (a)
Hologic, Inc.                                                                     83,922                        1,098,539 (a)
Masimo Corp.                                                                      70,223                        2,035,063 (a,h)
                                                                                                                5,192,566

Healthcare Providers & Services - 2.3%
Catalyst Health Solutions, Inc.                                                   36,866                          730,684 (a)
Psychiatric Solutions, Inc.                                                       60,128                          945,813 (a,h)
                                                                                                                1,676,497

Hotels Restaurants & Leisure - 2.1%
Life Time Fitness, Inc.                                                           29,843                          374,828 (a)
Penn National Gaming, Inc.                                                        24,432                          590,033 (a)
The Cheesecake Factory Inc.                                                       48,631                          556,825 (a)
                                                                                                                1,521,686

Industrial Conglomerates - 0.4%
McDermott International, Inc.                                                     23,900                          320,021 (a)

Insurance - 5.6%
ACE Ltd.                                                                          36,947                        1,492,659
HCC Insurance Holdings, Inc.                                                     103,869                        2,616,460 (h)
                                                                                                                4,109,119

Internet Software & Services - 2.5%
Baidu, Inc ADR                                                                     3,104                          548,166 (a)
Equinix, Inc.                                                                      4,275                          240,041 (a)
MercadoLibre, Inc.                                                                55,938                        1,037,650 (a)
                                                                                                                1,825,857

IT Services - 2.2%
Affiliated Computer Services, Inc. (Class A)                                      24,964                        1,195,526 (a)
DST Systems, Inc.                                                                 12,444                          430,811 (a)
                                                                                                                1,626,337

Life Sciences Tools & Services - 4.4%
Covance Inc.                                                                      20,003                          712,707 (a)
Illumina, Inc.                                                                    24,964                          929,659 (a)
Thermo Fisher Scientific, Inc.                                                    45,926                        1,638,180 (a,h)
                                                                                                                3,280,546

Machinery - 2.5%
Harsco Corp.                                                                      43,927                          973,862
ITT Corp.                                                                         22,967                          883,540
                                                                                                                1,857,402

Media - 3.5%
Focus Media Holding Ltd. ADR                                                      32,590                          221,612 (a)
Liberty Global, Inc. (Series C)                                                   36,435                          514,827 (a)
Liberty Media Corp - Entertainment (Series A)                                     28,032                          559,238 (a)
Regal Entertainment Group (Class A)                                               96,252                        1,290,739 (h)
                                                                                                                2,586,416

Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold Inc.                                                9,466                          360,749

Multiline Retail - 1.3%
Kohl's Corp.                                                                      22,467                          950,803 (a)

Multi-Utilities - 1.5%
DTE Energy Co.                                                                    13,330                          369,241
SCANA Corp.                                                                       24,078                          743,769
                                                                                                                1,113,010

Oil, Gas & Consumable Fuels - 3.7%
Marathon Oil Corp.                                                                30,692                          806,893
Peabody Energy Corp.                                                              21,016                          526,241
Southwestern Energy Co.                                                           48,314                        1,434,443 (a,h)
                                                                                                                2,767,577

Personal Products - 2.1%
Alberto-Culver Co.                                                                69,472                        1,570,762 (h)

Real Estate Investment Trusts (Reit'S) - 0.4%
Douglas Emmett, Inc. (REIT)                                                       43,678                          322,780

Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. (Class A)                                           103,558                          417,339 (a,h)

Semiconductors & Semiconductor Equipment - 3.1%
Hittite Microwave Corp.                                                           41,939                        1,308,497 (a)
Marvell Technology Group Ltd.                                                    110,380                        1,011,081 (a)
                                                                                                                2,319,578

Software - 7.7%
Activision Blizzard, Inc.                                                        150,262                        1,571,741 (a,h)
Blackboard Inc.                                                                   25,601                          812,576 (a)
Citrix Systems, Inc.                                                              47,431                        1,073,838 (a)
Macrovision Solutions Corp.                                                      125,255                        2,228,286 (a,h)
                                                                                                                5,686,441

Specialty Retail - 4.0%
Bed Bath & Beyond, Inc.                                                           50,341                        1,245,940 (a,h)
O'Reilly Automotive, Inc.                                                         48,349                        1,692,698 (a,h)
                                                                                                                2,938,638

Textiles Apparel & Luxury Goods - 1.0%
Coach, Inc.                                                                       43,695                          729,706 (a)

Water Utilities - 1.6%
American Water Works Company, Inc.                                                59,896                        1,152,399

Wireless Telecommunication Services - 3.4%
American Tower Corp. (Class A)                                                    42,694                        1,299,178 (a)
NII Holdings, Inc.                                                                22,255                          333,825 (a)
Syniverse Holdings, Inc.                                                          55,277                          871,166 (a)
                                                                                                                2,504,169

Total Common Stock                                                                                             70,989,939
(Cost $92,851,543)


--------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
--------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                19,699 (k)
(Cost $37,883)

Total Investments in Securities                                                                                71,009,638
(Cost $92,889,426)

--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 4.1%
--------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.52%                                                                                                           3,033,886 (d,n)
(Cost $3,033,886)

Total Investments                                                                                              74,043,524
(Cost $95,923,312)

Liabilities in Excess of Other Assets, net - (0.2)%                                                              (123,200)


                                                                                                          ----------------
NET ASSETS - 100.0%                                                                                           $73,920,324
                                                                                                          ================





--------------------------------------------------------------------------------
Other Information
--------------------------------------------------------------------------------

The GEI Mid-Cap Equity had the following long futures contracts open at March 31, 2009 (unaudited):


                                                                                   Number of       Current          Unrealized
        Description                                          Expiration date       Contracts     Notional Value    Appreciation
------------------------------------------------------------------------------------------------------------------------------------

S&P Midcap 400 E Mini Index Futures                            June 2009              32         $ 1,561,280        $ (37,506)


                      GEI Small-Cap Equity

      Schedule of Investments - March 31, 2009 (unaudited)


                                                                                        Number of
                                                                                         Shares
                                                                                                                       Value
Common Stock - 94.8%
-----------------------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 1.4%
Axsys Technologies, Inc.                                                                    800                     $ 33,632 (a)
DynCorp International, Inc. (Class A)                                                     3,500                       46,655 (a)
Esterline Technologies Corp.                                                              2,583                       52,151 (a)
Hexcel Corp.                                                                              5,500                       36,135 (a)
Stanley, Inc.                                                                             3,889                       98,742 (a)
Teledyne Technologies Inc.                                                               10,900                      290,812 (a)
Triumph Group, Inc.                                                                       1,200                       45,840
                                                                                                                     603,967

Air Freight & Logistics - 0.4%
Forward Air Corp.                                                                         5,085                       82,530
UTi Worldwide, Inc.                                                                       8,650                      103,368
                                                                                                                     185,898

Auto Components - 0.2%
Exide Technologies                                                                       11,400                       34,200 (a)
Wonder Auto Technology, Inc.                                                             13,430                       48,079 (a)
                                                                                                                      82,279

Beverages - 0.1%
Central European Distribution Corp.                                                       2,400                       25,824 (a)

Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc.                                                             1,200                       45,192 (a)
Alkermes, Inc.                                                                            8,300                      100,679 (a)
Cubist Pharmaceuticals, Inc.                                                              4,900                       80,164 (a)
Martek Biosciences Corp.                                                                  2,227                       40,643
Maxygen, Inc.                                                                             5,600                       38,080 (a)
OSI Pharmaceuticals, Inc.                                                                 1,627                       62,249 (a)
PDL BioPharma, Inc.                                                                       9,840                       69,667
                                                                                                                     436,674

Building Products - 0.1%
Apogee Enterprises, Inc.                                                                  2,000                       21,960
NCI Building Systems, Inc.                                                                  500                        1,110 (a)
                                                                                                                      23,070

Capital Markets - 2.1%
Affiliated Managers Group, Inc.                                                           4,140                      172,679 (a)
GFI Group Inc.                                                                           27,800                       89,238
Raymond James Financial, Inc.                                                            19,700                      388,090
Waddell & Reed Financial, Inc. (Class A)                                                 12,700                      229,489
                                                                                                                     879,496

Chemicals - 2.4%
Arch Chemicals, Inc.                                                                     10,185                      193,108
Koppers Holdings Inc.                                                                    10,800                      156,816
NewMarket Corp.                                                                           2,421                      107,250
Sensient Technologies Corp.                                                              23,100                      542,850
                                                                                                                   1,000,024

Commercial Banks - 2.8%
Cullen/Frost Bankers, Inc.                                                               11,300                      530,422
Fulton Financial Corp.                                                                   15,400                      102,102
Sandy Spring Bancorp, Inc.                                                                4,600                       51,336
Sterling Bancorp                                                                          6,900                       68,310
SVB Financial Group                                                                       8,700                      174,087 (a)
Westamerica Bancorporation                                                                5,400                      246,024
                                                                                                                   1,172,281

Commercial Services & Supplies - 2.9%
ABM Industries Inc.                                                                      20,300                      332,920
American Reprographics Co.                                                                7,500                       26,550 (a)
ATC Technology Corp.                                                                      1,400                       15,680 (a)
Comfort Systems USA, Inc.                                                                 2,847                       29,523
Healthcare Services Group, Inc.                                                          12,100                      181,137
Herman Miller, Inc.                                                                       5,100                       54,366
Mcgrath Rentcorp                                                                          1,440                       22,694
Ritchie Bros Auctioneers Inc.                                                             8,900                      165,451
Schawk, Inc. (Class A)                                                                   10,100                       61,004
Waste Connections, Inc.                                                                  13,500                      346,950 (a)
                                                                                                                   1,236,275

Communications Equipment - 1.3%
BigBand Networks, Inc.                                                                   10,500                       68,775 (a)
Cogo Group, Inc.                                                                          8,562                       57,194 (a)
CommScope, Inc.                                                                           9,800                      111,328 (a)
Comtech Telecommunications Corp.                                                          1,398                       34,628 (a)
Digi International, Inc.                                                                  4,900                       37,583 (a)
Oplink Communications, Inc.                                                               3,500                       26,950 (a)
PC-Tel Inc.                                                                              12,100                       52,030
Starent Networks Corp.                                                                    5,263                       83,208 (a)
Viasat, Inc.                                                                              4,500                       93,690 (a)
                                                                                                                     565,386

Computers & Peripherals - 0.1%
Cray Inc.                                                                                 8,400                       29,400 (a)
Super Micro Computer, Inc.                                                                4,700                       23,124 (a)
                                                                                                                      52,524

Construction & Engineering - 1.6%
Aecom Technology Corp.                                                                    3,100                       80,848 (a)
Chicago Bridge & Iron Company N.V.                                                       17,800                      111,606
Michael Baker Corp.                                                                       1,965                       51,090 (a)
Quanta Services, Inc.                                                                    10,800                      231,660 (a)
URS Corp.                                                                                 5,050                      204,071 (a)
                                                                                                                     679,275

Consumer Finance - 0.3%
Cash America International, Inc.                                                          1,800                       28,188
Ezcorp, Inc. (Class A)                                                                    4,100                       47,437 (a)
First Cash Financial Services, Inc.                                                       2,700                       40,284 (a)
                                                                                                                     115,909

Containers & Packaging - 1.6%
Aptargroup, Inc.                                                                         11,100                      345,654
Greif, Inc. (Class A)                                                                     2,000                       66,580
Packaging Corporation of America                                                         15,700                      204,414
Rock-Tenn Co. (Class A)                                                                   1,600                       43,280
                                                                                                                     659,928

Distributors - 1.1%
LKQ Corp.                                                                                32,200                      459,494 (a)

Diversified Consumer Services - 1.3%
Brink's Home Security Holdings, Inc.                                                      4,525                      102,265 (a)
K12, Inc.                                                                                 6,300                       87,570 (a)
Matthews International Corp. (Class A)                                                    5,800                      167,098
Pre-Paid Legal Services, Inc.                                                               700                       20,321 (a)
Stewart Enterprises, Inc. (Class A)                                                      43,700                      141,588
Universal Technical Institute, Inc.                                                       4,000                       48,000 (a)
                                                                                                                     566,842

Diversified Financial Services - 0.4%
MSCI Inc. (Class A)                                                                       8,900                      150,499 (a)

Diversified Telecommunication Services - 0.1%
Alaska Communications Systems Group, Inc.                                                 5,400                       36,180

Electric Utilities - 0.8%
IDACORP, Inc.                                                                            14,900                      348,064

Electrical Equipment - 0.7%
Baldor Electric Co.                                                                       7,800                      113,022
Brady Corp. (Class A)                                                                     4,500                       79,335
GrafTech International Ltd.                                                               6,500                       40,040 (a)
Woodward Governor Co.                                                                     5,300                       59,254
                                                                                                                     291,651

Electronic Equipment, Instruments & Components - 2.4%
Anixter International Inc.                                                                1,715                       54,331 (a)
Benchmark Electronics, Inc.                                                               6,985                       78,232 (a)
CPI International, Inc.                                                                   1,904                       17,898 (a)
FARO Technologies, Inc.                                                                   7,608                      102,252 (a)
Mettler-Toledo International, Inc.                                                        5,100                      261,783 (a)
National Instruments Corp.                                                               12,200                      227,530
Newport Corp.                                                                            27,315                      120,732 (a)
Trimble Navigation Ltd.                                                                   8,600                      131,408 (a)
                                                                                                                     994,166

Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc.                                                                     3,040                       50,434 (a)
Cal Dive International, Inc.                                                             10,100                       68,377 (a)
Dril-Quip, Inc.                                                                          10,800                      331,560 (a)
Gulf Island Fabrication, Inc.                                                             2,000                       16,020
Gulfmark Offshore, Inc.                                                                   1,800                       42,948 (a)
HIS, Inc. (Class A)                                                                       1,300                       53,534 (a)
Lufkin Industries, Inc.                                                                   1,255                       47,539
NATCO Group, Inc. (Class A)                                                               2,500                       47,325 (a)
Oceaneering International, Inc.                                                           5,553                      204,739 (a)
Oil States International, Inc.                                                           19,600                      263,032 (a)
PHI, Inc.                                                                                 3,202                       31,956 (a)
Pioneer Drilling Co.                                                                     16,700                       54,776 (a)
Superior Energy Services, Inc.                                                            8,100                      104,409 (a)
T-3 Energy Services, Inc.                                                                 2,761                       32,525 (a)
                                                                                                                   1,349,174

Food & Staples Retailing - 0.3%
Spartan Stores, Inc.                                                                      8,100                      124,821

Food Products - 4.1%
Cal-Maine Foods, Inc.                                                                     1,500                       33,585
Darling International Inc,                                                               52,500                      194,775 (a)
Del Monte Foods Co.                                                                      33,375                      243,304
Lancaster Colony Corp.                                                                    6,100                      253,028
Lance, Inc.                                                                               8,600                      179,052
Ralcorp Holdings, Inc.                                                                    5,900                      317,892 (a)
Smithfield Foods, Inc.                                                                   30,200                      285,692 (a)
The Hain Celestial Group, Inc.                                                           15,300                      217,872 (a)
                                                                                                                   1,725,200

Healthcare Equipment & Supplies - 6.0%
American Medical Systems Holdings, Inc.                                                  20,600                      229,690 (a)
Angiodynamics, Inc.                                                                       8,400                       94,416 (a)
Conmed Corp.                                                                              2,750                       39,628 (a)
ev3, Inc.                                                                                10,100                       71,710 (a)
Gen-Probe Inc.                                                                            2,900                      132,182 (a)
Greatbatch, Inc.                                                                          4,500                       87,075 (a)
Haemonetics Corp.                                                                         1,700                       93,636 (a)
Immucor, Inc.                                                                            10,175                      255,901 (a)
Integra LifeSciences Holdings Corp.                                                       7,600                      187,948 (a)
Masimo Corp.                                                                              6,616                      191,732 (a)
Medical Action Industries, Inc.                                                          23,600                      195,644 (a)
Meridian Bioscience, Inc.                                                                 7,600                      137,712
NuVasive, Inc.                                                                            2,785                       87,393 (a)
SonoSite, Inc.                                                                            5,000                       89,400 (a)
STERIS Corp.                                                                              2,741                       63,810
SurModics, Inc.                                                                           2,800                       51,100 (a)
Teleflex Inc.                                                                             2,830                      110,625
Thoratec Corp.                                                                            4,000                      102,760 (a)
West Pharmaceutical Services, Inc.                                                        9,000                      295,290
Zoll Medical Corp.                                                                        1,000                       14,360 (a)
                                                                                                                   2,532,012

Healthcare Providers & Services - 5.2%
Amedisys, Inc.                                                                            2,563                       70,457 (a)
AMN Healthcare Services, Inc.                                                            14,700                       74,970 (a)
Bio-Reference Laboratories, Inc.                                                          8,100                      169,371 (a)
Chemed Corp.                                                                              2,175                       84,608
Corvel Corp.                                                                                505                       10,211 (a)
Genoptix, Inc.                                                                            1,400                       38,192 (a)
Healthways, Inc.                                                                         17,100                      149,967 (a)
HMS Holdings Corp.                                                                       11,000                      361,900 (a)
inVentiv Health, Inc.                                                                     9,300                       75,888 (a)
IPC The Hospitalist Company, Inc.                                                         2,600                       49,478 (a)
Mednax, Inc.                                                                             10,900                      321,223 (a)
Molina Healthcare, Inc.                                                                  15,700                      298,614 (a)
National Healthcare Corp.                                                                   800                       32,120
Owens & Minor, Inc.                                                                       7,100                      235,223
Sun Healthcare Group, Inc.                                                                6,373                       53,788 (a)
VCA Antech, Inc.                                                                          6,300                      142,065 (a)
                                                                                                                   2,168,075

Healthcare Technology - 1.6%
Allscripts-Misys Healthcare Solutions, Inc.                                               4,400                       45,276
athenahealth, Inc.                                                                        3,600                       86,796 (a)
Computer Programs & Systems, Inc.                                                        10,100                      336,027
Eclipsys Corp.                                                                            1,785                       18,100 (a)
MedAssets, Inc.                                                                           7,900                      112,575 (a)
Phase Forward Inc.                                                                        4,745                       60,688 (a)
                                                                                                                     659,462

Hotels Restaurants & Leisure - 1.0%
Cracker Barrel Old Country Store, Inc.                                                    8,700                      249,168
Denny's Corp.                                                                            36,880                       61,590 (a)
Shuffle Master, Inc.                                                                     12,300                       35,301 (a)
Wendy's/Arby's Group, Inc.                                                               18,400                       92,552
                                                                                                                     438,611

Household Durables - 0.6%
Jarden Corp.                                                                             20,800                      263,536 (a)

Household Products - 0.5%
WD-40 Co.                                                                                 8,100                      195,534

Insurance - 4.4%
Alleghany Corp.                                                                             158                       42,818 (a)
Allied World Assurance Company Holdings Ltd.                                              5,100                      193,953
Amtrust Financial Services, Inc.                                                          2,400                       22,920
Argo Group International Holdings Ltd.                                                    7,700                      232,001 (a)
Arthur J Gallagher & Co.                                                                  7,900                      134,300
Employers Holdings, Inc.                                                                  4,100                       39,114
First Mercury Financial Corp.                                                            12,530                      180,933 (a)
HCC Insurance Holdings, Inc.                                                             25,100                      632,269
National Interstate Corp.                                                                 5,500                       93,005
Navigators Group, Inc.                                                                    5,700                      268,926 (a)
Tower Group, Inc.                                                                           800                       19,704
                                                                                                                   1,859,943

Internet & Catalog Retail - 0.2%
priceline.com Inc.                                                                        1,200                       94,536 (a)

Internet Software & Services - 1.8%
AsiaInfo Holdings, Inc.                                                                   3,500                       58,975 (a)
comScore, Inc.                                                                            8,600                      103,974 (a)
Constant Contact, Inc.                                                                    6,800                       95,132 (a)
Internap Network Services Corp.                                                          19,600                       52,724 (a)
Internet Capital Group Inc.                                                              11,000                       44,330 (a)
j2 Global Communications, Inc.                                                            4,787                      104,787 (a)
NIC Inc.                                                                                 11,700                       60,840
Omniture, Inc.                                                                            8,300                      109,477 (a)
S1 Corp.                                                                                  5,100                       26,265 (a)
Vocus, Inc.                                                                               6,100                       81,069 (a)
                                                                                                                     737,573

IT Services - 2.0%
CSG Systems International, Inc.                                                           1,800                       25,704 (a)
Euronet Worldwide, Inc.                                                                  12,585                      164,360 (a)
Global Cash Access Holdings, Inc.                                                        32,100                      122,622 (a)
iGate Corp.                                                                              16,737                       54,228
NeuStar, Inc. (Class A)                                                                   8,658                      145,022 (a)
Sapient Corp.                                                                            10,400                       46,488 (a)
SRA International, Inc. (Class A)                                                         2,400                       35,280 (a)
VeriFone Holdings, Inc.                                                                   5,500                       37,400 (a)
Virtusa Corp.                                                                             9,085                       56,327 (a)
Wright Express Corp.                                                                      8,600                      156,692 (a)
                                                                                                                     844,123

Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.                                                                  8,725                      187,064

Life Sciences Tools & Services - 3.4%
Bio-Rad Laboratories, Inc  (Class A)                                                      5,000                      329,500 (a)
Bruker Corp.                                                                             27,270                      167,983 (a)
Dionex Corp.                                                                              3,800                      179,550 (a)
ICON PLC ADR                                                                             11,113                      179,475 (a)
Luminex Corp.                                                                             6,328                      114,663 (a)
Techne Corp.                                                                              3,000                      164,130
Varian, Inc.                                                                             12,900                      306,246 (a)
                                                                                                                   1,441,547

Machinery - 5.7%
Actuant Corp. (Class A)                                                                   5,800                       59,914
AGCO Corp.                                                                               10,460                      205,016 (a)
American Railcar Industries, Inc.                                                         1,118                        8,530
Cascade Corp.                                                                             8,990                      158,494
Chart Industries, Inc.                                                                    3,552                       27,990 (a)
CLARCOR, Inc.                                                                             7,600                      191,444
Flowserve Corp.                                                                             650                       36,478
Harsco Corp.                                                                              8,200                      181,794
IDEX Corp.                                                                               12,700                      277,749
Kaydon Corp.                                                                              7,200                      196,776
Kennametal, Inc.                                                                          8,700                      141,027
Lincoln Electric Holdings, Inc.                                                           2,100                       66,549
Mueller Industries, Inc.                                                                 10,500                      227,745
Nordson Corp.                                                                             5,800                      164,894
Pall Corp.                                                                                6,300                      128,709
RBC Bearings Inc.                                                                         8,400                      128,352 (a)
Robbins & Myers, Inc.                                                                     2,700                       40,959
Trinity Industries, Inc.                                                                 16,200                      148,068
                                                                                                                   2,390,488

Marine - 0.1%
TBS International Ltd.                                                                    3,200                       23,520 (a)

Media - 3.0%
Arbitron, Inc.                                                                           16,800                      252,168
Interactive Data Corp.                                                                   27,500                      683,650
John Wiley & Sons, Inc. (Class A)                                                         7,300                      217,394
Morningstar, Inc.                                                                         3,400                      116,110 (a)
                                                                                                                   1,269,322

Metals & Mining - 1.7%
Commercial Metals Co.                                                                    21,100                      243,705
Compass Minerals International, Inc.                                                      8,000                      450,960
                                                                                                                     694,665

Multi-Utilities - 0.4%
OGE Energy Corp.                                                                          7,720                      183,890

Office Electronics - 0.3%
Zebra Technologies Corp. (Class A)                                                        6,600                      125,532 (a)

Oil, Gas & Consumable Fuels - 2.8%
Clayton Williams Energy, Inc.                                                               770                       22,515 (a)
Comstock Resources, Inc.                                                                  3,700                      110,260 (a)
CVR Energy, Inc.                                                                          6,900                       38,226 (a)
Encore Acquisition Co.                                                                    5,600                      130,312 (a)
Goodrich Petroleum Corp.                                                                  4,000                       77,440 (a)
James River Coal Co.                                                                     17,100                      211,014 (a)
Plains Exploration & Production Co.                                                       6,600                      113,718 (a)
Ship Finance International Ltd.                                                           4,300                       28,208
St Mary Land & Exploration Co.                                                           10,600                      140,238
USEC Inc.                                                                                31,500                      151,200 (a)
Whiting Petroleum Corp.                                                                   5,300                      137,005 (a)
                                                                                                                   1,160,136

Personal Products - 1.0%
Alberto-Culver Co.                                                                        4,000                       90,440
American Oriental Bioengineering, Inc.                                                   13,423                       51,813 (a)
Bare Escentuals, Inc.                                                                    17,700                       72,570 (a)
Chattem, Inc.                                                                             3,700                      207,385 (a)
                                                                                                                     422,208

Pharmaceuticals - 0.4%
Medicis Pharmaceutical Corp. (Class A)                                                    3,400                       42,058
Noven Pharmaceuticals, Inc.                                                               4,400                       41,712 (a)
Obagi Medical Products, Inc.                                                              7,105                       38,225 (a)
The Medicines Co.                                                                         5,743                       62,254 (a)
                                                                                                                     184,249

Professional Services - 1.2%
Administaff, Inc.                                                                         8,600                      181,718
CoStar Group, Inc.                                                                        5,600                      169,400 (a)
First Advantage Corp. (Class A)                                                           5,500                       75,790 (a)
Kforce Inc.                                                                               8,214                       57,744 (a)
LECG Corp.                                                                                3,800                        9,652 (a)
Spherion Corp.                                                                           10,097                       21,002 (a)
                                                                                                                     515,306

Real Estate Investment Trusts (REIT's) - 3.2%
BioMed Realty Trust, Inc. (REIT)                                                         26,000                      176,020
Digital Realty Trust, Inc. (REIT)                                                         9,300                      308,574
DuPont Fabros Technology, Inc. (REIT)                                                     9,500                       65,360
Federal Realty Investment Trust (REIT)                                                      900                       41,400
Healthcare Realty Trust Inc. (REIT)                                                      17,700                      265,323
Omega Healthcare Investors, Inc. (REIT)                                                  35,200                      495,616
                                                                                                                   1,352,293

Real Estate Management & Development - 0.2%
FirstService Corp.                                                                        8,600                       71,380 (a)


Road & Rail - 1.9%
Genesee & Wyoming Inc. (Class A)                                                         17,500                      371,875 (a)
Landstar System, Inc.                                                                     4,500                      150,615
Old Dominion Freight Line, Inc.                                                          11,700                      274,833 (a)
                                                                                                                     797,323

Semiconductors & Semiconductor Equipment - 2.0%
Ceva, Inc.                                                                                4,407                       32,083 (a)
Hittite Microwave Corp.                                                                   4,600                      143,520 (a)
IXYS Corp.                                                                               10,266                       82,744
Microsemi Corp.                                                                          13,600                      157,760 (a)
MIPS Technologies, Inc.                                                                   8,800                       25,784 (a)
Rudolph Technologies, Inc.                                                               21,151                       64,087 (a)
Semtech Corp.                                                                            17,500                      233,625 (a)
Varian Semiconductor Equipment Associates, Inc.                                           4,000                       86,640 (a)
                                                                                                                     826,243

Software - 5.6%
ACI Worldwide, Inc.                                                                       6,200                      116,250 (a)
Actuate Corp.                                                                            14,800                       45,288 (a)
Blackbaud, Inc.                                                                          25,400                      294,894
Blackboard Inc.                                                                           6,300                      199,962 (a)
Concur Technologies, Inc.                                                                 7,607                      145,978 (a)
Deltek, Inc.                                                                              9,200                       39,836 (a)
Factset Research Systems, Inc.                                                            5,800                      289,942
Interactive Intelligence, Inc.                                                            7,000                       63,420 (a)
Jack Henry & Associates, Inc.                                                             5,800                       94,656
Kenexa Corp.                                                                              6,900                       37,191 (a)
Micros Systems Inc.                                                                      15,000                      281,250 (a)
NetSuite, Inc.                                                                            9,900                      111,474 (a)
Opnet Technologies, Inc.                                                                  4,422                       38,339 (a)
Parametric Technology Corp.                                                              24,900                      248,502 (a)
Pegasystems Inc.                                                                          3,900                       72,423
Solera Holdings, Inc.                                                                     5,900                      146,202 (a)
Symyx Technologies                                                                       13,200                       58,740 (a)
Taleo Corp. (Class A)                                                                     5,800                       68,556 (a)
                                                                                                                   2,352,903

Specialty Retail - 4.2%
Aaron Rents, Inc. (Class B)                                                              17,100                      455,886
Aeropostale, Inc.                                                                        10,400                      276,224 (a)
American Eagle Outfitters, Inc.                                                          13,400                      164,016
Systemax Inc.                                                                             4,132                       53,385 (a)
The Buckle, Inc.                                                                         15,350                      490,126
The Cato Corp. (Class A)                                                                  3,500                       63,980
The Wet Seal Inc.  (Class A)                                                             17,731                       59,576 (a)
Tractor Supply Co.                                                                        5,750                      207,345 (a)
                                                                                                                   1,770,538

Textiles Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co.                                                                   5,724                      171,262
Deckers Outdoor Corp.                                                                       723                       38,348 (a)
FGX International Holdings Ltd.                                                           1,700                       19,754 (a)
Fossil, Inc.                                                                              2,700                       42,390 (a)
True Religion Apparel, Inc.                                                               1,800                       21,258 (a)
Wolverine World Wide, Inc.                                                                2,600                       40,508
                                                                                                                     333,520

Thrifts & Mortgage Finance - 0.1%
Danvers Bancorp, Inc.                                                                     2,900                       40,049

Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.                                                     4,900                       82,663
Kaman Corp.                                                                               2,300                       28,842
                                                                                                                     111,505
Wireless Telecommunication Services - 0.1%
Syniverse Holdings, Inc.                                                                  2,300                       36,248 (a)


Total Common Stock                                                                                                39,848,235
(Cost $60,530,576)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                       10 (k)
(Cost $19)

Total Investments in Securities                                                                                   39,848,245
(Cost $60,530,595)

-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 5.2%
-----------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.52%                                                                                                              2,179,218 (d,n)
(Cost $2,179,218)

Total Investments                                                                                                 42,027,463
(Cost $62,709,813)

Other Assets and Liabilities, net - 0.0%*                                                                             14,002


                                                                                                            -----------------
NET ASSETS  - 100.0%                                                                                             $42,041,465
                                                                                                            =================

            GEI International Equity

       Schedule of Investments - March 31, 2009 (unaudited)

C
                                                                          Number of
                                                                           Shares                                 Value
Common Stock - 97.7%
-------------------------------------------------------------------------------------------------------------------------------

Australia 2.5%
Brambles Ltd.                                                              57,169                               $ 190,661
Paladin Energy Ltd.                                                        42,666                                 100,791 (a)
Telstra Corporation Ltd.                                                   33,045                                  73,700
                                                                                                                  365,152

Brazil - 1.7%
Cia Vale do Rio Doce ADR                                                   12,164                                 137,210 (h)
Petroleo Brasileiro S.A. ADR                                                4,250                                 104,125 (h)
                                                                                                                  241,335

Canada - 1.6%
Cameco Corp.                                                                1,750                                  29,975
Kinross Gold Corp.                                                            186                                   3,387
Potash Corp of Saskatchewan Inc.                                            2,474                                 200,425
                                                                                                                  233,787

China - 0.4%
China Mobile Ltd.                                                           5,990                                  52,287

Denmark - 0.4%
G4S PLC                                                                    22,330                                  61,698

Finland - 1.4%
Nokia OYJ                                                                  16,942                                 199,746

France - 17.3%
Alstom S.A.                                                                 1,200                                  62,112 (h)
AXA S.A.                                                                    6,341                                  76,191 (h)
BNP Paribas                                                                 8,064                                 333,189 (h)
Cie Generale d'Optique Essilor International S.A.                           5,049                                 195,074
Credit Agricole S.A.                                                       16,260                                 179,443
France Telecom S.A.                                                         4,913                                 111,869
GDF Suez                                                                    3,681                                 126,336
Groupe Danone                                                               7,351                                 357,799 (h)
Total S.A.                                                                  7,359                                 365,663
Unibail-Rodamco (REIT)                                                        600                                  84,944
Veolia Environnement                                                        9,237                                 192,790 (h)
Vinci S.A.                                                                  3,693                                 137,069 (h)
Vivendi                                                                    10,710                                 283,327
                                                                                                                2,505,806

Germany - 7.1%
Adidas AG                                                                   2,275                                  75,694
Bayer AG                                                                    5,426                                 259,348
E.ON AG                                                                     6,471                                 179,649
Linde AG                                                                    1,987                                 135,020
Metro AG                                                                    3,457                                 114,058
RWE AG                                                                        746                                  52,306
Siemens AG (Regd.)                                                          3,660                                 209,002
                                                                                                                1,025,077

Greece - 0.2%
Hellenic Telecommunications Organization S.A.                               2,260                                  33,727

Hong Kong - 0.7%
Esprit Holdings Ltd.                                                        8,614                                  43,904
Sun Hung Kai Properties Ltd.                                                6,930                                  62,191
                                                                                                                  106,095

India - 0.9%
ICICI Bank Ltd.                                                             4,997                                  32,877
Larsen & Toubro Ltd.                                                        7,989                                 104,982
                                                                                                                  137,859

Ireland - 0.5%
CRH PLC                                                                     3,519                                  76,530

Italy - 2.1%
ENI S.p.A.                                                                  4,365                                  84,729
Intesa Sanpaolo S.p.A.                                                     53,139                                 146,220
Saipem S.p.A.                                                               4,427                                  78,762
                                                                                                                  309,711

Japan - 17.5%
East Japan Railway Co.                                                      3,464                                 179,916
Mitsubishi Estate Company Ltd.                                             16,982                                 189,472
Mitsubishi Heavy Industries Ltd.                                           33,000                                  99,565
Mitsubishi UFJ Financial Group, Inc.                                       73,790                                 355,614
Nidec Corp.                                                                   267                                  11,894
Nintendo Company Ltd.                                                         800                                 230,434
Nomura Holdings, Inc.                                                      52,163                                 261,422
Shiseido Company Ltd.                                                      20,647                                 299,974
Sony Financial Holdings Inc.                                                  105                                 279,589 (a)
Sumitomo Metal Industries Ltd.                                             67,002                                 133,638 (h)
Sumitomo Mitsui Financial Group Inc.                                        1,400                                  48,334
Sumitomo Realty & Development Company Ltd.                                  1,000                                  10,965
The Bank of Yokohama Ltd.                                                  26,506                                 112,175
Toray Industries Inc.                                                      22,159                                  88,618 (h)
Toyota Motor Corp.                                                          7,346                                 232,049
                                                                                                                2,533,659

Mexico - 0.6%
America Movil SAB de C.V. ADR (Series L)                                    3,261                                  88,308 (h)

Netherlands - 1.9%
Heineken N.V.                                                               1,236                                  35,118
Koninklijke Ahold N.V.                                                      4,815                                  52,741
Koninklijke Philips Electronics N.V.                                       12,402                                 182,445
                                                                                                                  270,304

Norway - 0.2%
Orkla ASA                                                                   3,937                                  26,938

Singapore - 1.1%
CapitaLand Ltd.                                                            48,500                                  74,336
Singapore Telecommunications Ltd.                                          54,314                                  90,392
                                                                                                                  164,728

South Africa - 0.7%
MTN Group Ltd.                                                              9,805                                 108,257

South Korea - 1.3%
KB Financial Group Inc.                                                     1,620                                  38,589
KB Financial Group Inc.ADR                                                    751                                  18,212
Samsung Electronics Company Ltd.                                               30                                  12,319
Samsung Electronics Company Ltd. GDR                                          578                                 118,056 (b,h)
                                                                                                                  187,176

Spain - 3.2%
Banco Santander S.A. (Regd.)                                               50,045                                 344,848 (h)
Iberdrola S.A.                                                             16,891                                 118,410
                                                                                                                  463,258

Sweden - 0.5%
Hennes & Mauritz AB (Series B)                                              2,074                                  77,518

Switzerland - 13.4%
ABB Ltd. (Regd.)                                                           13,501                                 188,673
Credit Suisse Group AG (Regd.)                                              5,340                                 162,776
Nestle S.A. (Regd.)                                                        14,309                                 484,245
Novartis AG (Regd.)                                                         8,318                                 315,148
Roche Holding AG                                                            4,661                                 640,296
Syngenta AG                                                                   761                                 153,532
                                                                                                                1,944,670

Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Company Ltd.                           148,019                                 224,351

United Kingdom - 18.9%
BG Group PLC                                                               13,815                                 208,908
BHP Billiton PLC                                                           12,969                                 257,459 (h)
BP PLC                                                                     15,235                                 102,962
Diageo PLC                                                                 17,580                                 198,185
G4S PLC                                                                    35,071                                  97,472
HSBC Holdings PLC                                                          11,726                                  66,390
Lloyds Banking Group PLC                                                  145,235                                 147,178 (h)
National Grid PLC                                                          31,446                                 241,367
Prudential PLC                                                             34,297                                 165,668 (h)
Reckitt Benckiser Group PLC                                                 9,860                                 370,139
Rio Tinto PLC (Regd.)                                                       3,100                                 104,420
Tesco PLC                                                                  56,877                                 271,803
The Capita Group PLC                                                        8,835                                  85,923
Vodafone Group PLC                                                        245,669                                 432,239 (h)
                                                                                                                2,750,113


Total Common Stock                                                                                             14,188,090
(Cost $22,790,472)

--------------------------------------------------------------------------------------------------------------------------
Rights - 0.2%
--------------------------------------------------------------------------------------------------------------------------

Ireland
CRH PLC                                                                     1,034                                  22,473 (a)
(Cost $11,387)


--------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.1%
--------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                 9,826 (k)
(Cost $18,896)

Total Investments in Securities                                                                                14,220,389
(Cost $22,820,755)

--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 1.3%
--------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.52%                                                                                                             190,950 (d,n)
(Cost $190,950)

Total Investments                                                                                              14,411,339
(Cost $23,011,705)

Other Assets and Liabilities, net - 0.7%                                                                          106,770


                                                                                                   -----------------------
NET ASSETS  - 100.0%                                                                                         $ 14,518,109
                                                                                                   =======================



--------------------------------------------------------------------------------
Other Information
-------------------------------------------------------------------------------

The GEI International Equity Fund had the following short futures contracts open at March 31, 2009 (unaudited):


                                                                                   Number of       Current          Unrealized
        Description                                          Expiration date       Contracts     Notional Value    Appreciation
------------------------------------------------------------------------------------------------------------------------------------
 DJ Euro Stoxx 50 Index Futures                                 June 2009              2          $ (52,922)           $ 345


The GEI International Equity was invested in the following sectors at March 31, 2009 (unaudited):

Sector                                                                                                     Percentage (based
                                                                                                           on Market Value)
--------------------------------------------------------------------------------------------------------------------------

Commercial Banks                                                                                                   12.65%
Pharmaceuticals                                                                                                     8.43%
Oil, Gas & Consumable Fuels                                                                                         6.92%
Food Products                                                                                                       5.84%
Wireless Telecommunication Services                                                                                 4.73%
Metals & Mining                                                                                                     4.41%
Multi-Utilities                                                                                                     4.25%
Chemicals                                                                                                           4.01%
Insurance                                                                                                           3.62%
Food & Staples Retailing                                                                                            3.04%
Capital Markets                                                                                                     2.94%
Industrial Conglomerates                                                                                            2.90%
Household Products                                                                                                  2.57%
Semiconductors & Semiconductor Equipment                                                                            2.46%
Commercial Services & Supplies                                                                                      2.43%
Real Estate Management & Development                                                                                2.34%
Diversified Telecommunication Services                                                                              2.15%
Personal Products                                                                                                   2.08%
Electric Utilities                                                                                                  2.07%
Media                                                                                                               1.97%
Electrical Equipment                                                                                                1.74%
Construction & Engineering                                                                                          1.68%
Beverages                                                                                                           1.62%
Automobiles                                                                                                         1.61%
Software                                                                                                            1.60%
Communications Equipment                                                                                            1.39%
Healthcare Equipment & Supplies                                                                                     1.35%
Short-Term                                                                                                          1.32%
Road & Rail                                                                                                         1.25%
Specialty Retail                                                                                                    0.84%
Real Estate Investment Trusts (REIT's)                                                                              0.74%
Machinery                                                                                                           0.69%
Professional Services                                                                                               0.60%
Energy Equipment & Services                                                                                         0.55%
Construction Materials                                                                                              0.53%
Textiles Apparel & Luxury Goods                                                                                     0.53%
Electronic Equipment, Instruments & Components                                                                      0.08%
Other Investments                                                                                                   0.07%


                                                                                                   -----------------------
                                                                                                                  100.00%
                                                                                                   =======================


                              GEI Total Return Fund

              Schedule of Investments - March 31, 2009 (unaudited)

                                                                                 Number of                   Value
                                                                                  Shares
Domestic Equity - 30.2%
------------------------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 0.4%
Alliant Techsystems, Inc.                                                           40,610               $ 2,720,057 (a)
Hexcel Corp.                                                                       327,786                 2,153,554 (a)
Honeywell International Inc.                                                        32,712                   911,356
Rockwell Collins, Inc.                                                              41,760                 1,363,046
                                                                                                           7,148,013

Beverages - 0.9%
Molson Coors Brewing Co. (Class B)                                                  22,272                   763,484
Pepsi Bottling Group, Inc.                                                         241,171                 5,339,526
PepsiCo, Inc.                                                                      230,797                11,881,430
                                                                                                          17,984,440

Biotechnology - 1.6%
Amgen Inc.                                                                         379,732                18,804,329 (a)
Amylin Pharmaceuticals, Inc.                                                       115,683                 1,359,275 (a)
Gilead Sciences, Inc.                                                              220,633                10,219,721 (a)
Vertex Pharmaceuticals Inc.                                                         68,709                 1,974,010 (a)
                                                                                                          32,357,335

Capital Markets - 2.0%
Affiliated Managers Group, Inc.                                                     51,459                 2,146,355 (a)
Ameriprise Financial, Inc.                                                          96,419                 1,975,625
Greenhill & Company Inc.                                                            16,293                 1,203,238
Morgan Stanley                                                                      60,552                 1,378,769
State Street Corp.                                                                 343,789                10,581,825 (e)
The Bank of New York Mellon Corp.                                                  132,241                 3,735,808
The Charles Schwab Corp.                                                           241,318                 3,740,428
The Goldman Sachs Group, Inc                                                       144,924                15,364,842
                                                                                                          40,126,890

Chemicals - 0.8%
Intrepid Potash, Inc.                                                               77,371                 1,427,495 (a)
Monsanto Co.                                                                       131,518                10,929,146
Praxair, Inc.                                                                       39,125                 2,632,721
                                                                                                          14,989,362

Commercial Banks - 0.2%
SunTrust Banks, Inc.                                                               176,181                 2,068,365
US Bancorp                                                                          83,521                 1,220,242
Wells Fargo & Co.                                                                   69,600                   991,104
Zions Bancorporation                                                                27,341                   268,762
                                                                                                           4,548,473

Commercial Services & Supplies - 0.6%
Corrections Corporation of America                                                 378,187                 4,844,576 (a)
Iron Mountain Inc.                                                                 280,278                 6,213,763 (a)
                                                                                                          11,058,339

Communications Equipment - 2.2%
Cisco Systems, Inc.                                                                992,565                16,645,315 (a,h)
Corning Inc.                                                                       302,430                 4,013,247
Harris Corp.                                                                        23,174                   670,656
Juniper Networks, Inc.                                                             119,764                 1,803,646 (a)
QUALCOMM Inc.                                                                      509,068                19,807,836
                                                                                                          42,940,700

Computers & Peripherals - 0.4%
Dell Inc.                                                                           41,760                   395,885 (a)
Hewlett-Packard Co.                                                                119,017                 3,815,685
International Business Machines Corp.                                               39,412                 3,818,629
                                                                                                           8,030,199

Diversified Financial Services - 0.9%
CME Group Inc.                                                                      40,182                 9,900,443
JPMorgan Chase & Co.                                                               317,916                 8,450,207
                                                                                                          18,350,650

Diversified Telecommunication Services - 0.3%
AT&T Inc.                                                                          146,161                 3,683,257
Verizon Communications Inc.                                                         87,001                 2,627,430
                                                                                                           6,310,687

Electric Utilities - 0.6%
American Electric Power Comapny Inc.                                                97,441                 2,461,360
Edison International                                                                87,001                 2,506,499
Entergy Corp.                                                                        3,480                   236,953
ITC Holdings Corp.                                                                  89,327                 3,896,444
Northeast Utilities                                                                 88,652                 1,913,997
                                                                                                          11,015,253

Electronic Equipment, Instruments & Components - 0.2%
Cogent, Inc.                                                                       160,595                 1,911,081 (a)
Mettler-Toledo International, Inc.                                                  27,004                 1,386,115 (a)
Molex Inc. (Class A)                                                                28,325                   358,028
                                                                                                           3,655,224

Energy Equipment & Services - 1.0%
Dresser-Rand Group Inc.                                                             79,564                 1,758,364 (a)
Halliburton Co.                                                                     91,177                 1,410,508
HIS, Inc. (Class A)                                                                 46,403                 1,910,876 (a)
National Oilwell Varco, Inc.                                                        37,324                 1,071,572 (a)
Noble Corp.                                                                         35,294                   850,232
Schlumberger Ltd.                                                                  306,570                12,452,874
Weatherford International Ltd.                                                      96,279                 1,065,809 (a)
                                                                                                          20,520,235

Food Products - 0.5%
Archer-Daniels-Midland Co.                                                          17,052                   473,705
General Mills, Inc.                                                                 44,437                 2,216,517
Kraft Foods Inc. (Class A)                                                          97,441                 2,171,960
McCormick & Company Inc.                                                           168,555                 4,984,171
Mead Johnson Nutrition Co. (Class A)                                                18,726                   540,620 (a)
                                                                                                          10,386,973

Gas Utilities - 0.0%*
EQT CORP.                                                                           17,329                   542,918

Healthcare Equipment & Supplies - 1.6%
Boston Scientific Corp.                                                            285,362                 2,268,628 (a)
Covidien Ltd.                                                                       26,399                   877,503
DENTSPLY International Inc.                                                         78,572                 2,109,658
Gen-Probe Inc.                                                                      42,521                 1,938,107 (a)
Hologic, Inc.                                                                      466,165                 6,102,100 (a)
Masimo Corp.                                                                       138,054                 4,000,805 (a)
Medtronic, Inc.                                                                    286,000                 8,428,420
ResMed, Inc.                                                                       153,320                 5,418,329 (a)
                                                                                                          31,143,550

Healthcare Providers & Services - 1.0%
Aetna Inc.                                                                         160,663                 3,908,931
Cardinal Health, Inc.                                                               83,521                 2,629,241
Catalyst Health Solutions, Inc.                                                     72,475                 1,436,454 (a)
Express Scripts, Inc.                                                               37,156                 1,715,493 (a)
McKesson Corp.                                                                      36,193                 1,268,203
Psychiatric Solutions, Inc.                                                        118,208                 1,859,412 (a)
UnitedHealth Group, Inc.                                                           374,679                 7,842,031
                                                                                                          20,659,765

Hotels Restaurants & Leisure - 0.4%
Carnival Corp.                                                                     189,711                 4,097,758
Darden Restaurants, Inc.                                                            12,528                   429,209
Life Time Fitness, Inc.                                                             58,670                   736,895 (a)
Penn National Gaming, Inc.                                                          48,032                 1,159,973 (a)
The Cheesecake Factory Inc.                                                         95,605                 1,094,677 (a)
                                                                                                           7,518,512

Household Products - 0.3%
Clorox Co.                                                                          69,600                 3,583,008
Kimberly-Clark Corp.                                                                31,320                 1,444,165
                                                                                                           5,027,173

Industrial Conglomerates - 0.2%
McDermott International, Inc.                                                       46,987                   629,156 (a)
Textron, Inc.                                                                      441,754                 2,535,668
                                                                                                           3,164,824

Insurance - 1.1%
ACE Ltd.                                                                           149,196                 6,027,518
AFLAC Inc.                                                                         149,054                 2,885,685
AON Corp.                                                                           49,765                 2,031,407
Chubb Corp.                                                                         27,840                 1,178,189
HCC Insurance Holdings, Inc.                                                       204,200                 5,143,798
Marsh & McLennan Companies, Inc.                                                     8,352                   169,128
MetLife, Inc.                                                                       99,529                 2,266,275
PartnerRe Ltd.                                                                       5,568                   345,606
Prudential Financial, Inc.                                                          36,888                   701,610
The Travelers Companies, Inc.                                                       41,760                 1,697,126
                                                                                                          22,446,342

Internet Software & Services - 0.5%
Equinix, Inc.                                                                        8,405                   471,941 (a)
Google Inc. (Class A)                                                               20,419                 7,107,037 (a)
MercadoLibre, Inc.                                                                 109,885                 2,038,367 (a)
                                                                                                           9,617,345

IT Services - 1.3%
Affiliated Computer Services, Inc. (Class A)                                        89,512                 4,286,729 (a)
Cognizant Technology Solutions Corp. (Class A)                                     140,617                 2,923,427 (a)
DST Systems, Inc.                                                                   24,464                   846,944 (a)
Paychex, Inc.                                                                      311,914                 8,006,832
The Western Union Co.                                                              696,504                 8,755,055
Visa, Inc. (Class A)                                                                25,524                 1,419,134
                                                                                                          26,238,121

Life Sciences Tools & Services - 0.3%
Covance Inc.                                                                        39,325                 1,401,150 (a)
Illumina, Inc.                                                                      49,078                 1,827,665 (a)
Thermo Fisher Scientific, Inc.                                                     102,120                 3,642,620 (a)
                                                                                                           6,871,435

Machinery - 0.4%
Deere & Co.                                                                         56,607                 1,860,672
Eaton Corp.                                                                         36,192                 1,334,037
Harsco Corp.                                                                        86,357                 1,914,535
ITT Corp.                                                                           70,033                 2,694,170
                                                                                                           7,803,414

Media - 1.9%
Comcast Corp. (Class A)                                                          1,102,896                14,194,272
Liberty Global, Inc. (Series C)                                                    227,120                 3,209,206 (a)
Liberty Media Corp - Entertainment (Series A)                                      316,985                 6,323,851 (a)
Omnicom Group Inc.                                                                 278,645                 6,520,293
Regal Entertainment Group (Class A)                                                189,225                 2,537,507
The Walt Disney Co.                                                                 55,680                 1,011,149
Time Warner Inc.                                                                   150,585                 2,906,291
Viacom, Inc. (Class B)                                                              20,880                   362,894 (a)
                                                                                                          37,065,463

Metals & Mining - 0.4%
Allegheny Technologies Inc.                                                        144,584                 3,170,728
Freeport-McMoRan Copper & Gold Inc.                                                102,130                 3,892,174
                                                                                                           7,062,902

Multiline Retail - 0.4%
Kohl's Corp.                                                                        93,688                 3,964,876 (a)
Target Corp.                                                                       105,962                 3,644,033
                                                                                                           7,608,909

Multi-Utilities - 0.2%
Dominion Resources, Inc.                                                            90,481                 2,804,006
DTE Energy Co.                                                                      26,205                   725,878
SCANA Corp.                                                                         47,336                 1,462,209
                                                                                                           4,992,093

Oil, Gas & Consumable Fuels - 1.7%
Apache Corp.                                                                        59,924                 3,840,529
Chevron Corp.                                                                        6,960                   467,990
Devon Energy Corp.                                                                  31,320                 1,399,691
Exxon Mobil Corp.                                                                  178,589                12,161,911 (h)
Hess Corp.                                                                          14,929                   809,152
Marathon Oil Corp.                                                                 355,933                 9,357,478
Occidental Petroleum Corp.                                                          34,800                 1,936,620
Peabody Energy Corp.                                                                41,316                 1,034,553
Southwestern Energy Co.                                                             94,982                 2,820,016 (a)
Valero Energy Corp.                                                                 27,840                   498,336
                                                                                                          34,326,276

Personal Products - 0.3%
Alberto-Culver Co.                                                                 234,806                 5,308,964
The Estee Lauder Companies Inc. (Class A)                                           49,765                 1,226,707
                                                                                                           6,535,671

Pharmaceuticals - 0.7%
Abbott Laboratories                                                                102,037                 4,867,165 (h)
Bristol-Myers Squibb Co.                                                           130,153                 2,852,954
Merck & Company Inc.                                                                59,160                 1,582,530
Pfizer Inc.                                                                        111,361                 1,516,737
Wyeth                                                                               74,647                 3,212,807
                                                                                                          14,032,193

Professional Services - 0.1%
Monster Worldwide, Inc.                                                            129,186                 1,052,866 (a)

Real Estate Investment Trusts (REIT's) - 0.0%*
Douglas Emmett, Inc. (REIT)                                                         85,868                   634,565

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. (Class A)                                             539,732                 2,175,120 (a)


Road & Rail - 0.0%*
Union Pacific Corp.                                                                 12,528                   515,026

Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.                                                                13,920                   268,238
Hittite Microwave Corp.                                                             82,450                 2,572,440 (a)
Intel Corp.                                                                        593,949                 8,938,933 (h)
Kla-Tencor Corp.                                                                    40,434                   808,680
Lam Research Corp.                                                                  57,072                 1,299,529 (a)
Marvell Technology Group Ltd.                                                      216,957                 1,987,326 (a)
MEMC Electronic Materials, Inc.                                                     20,880                   344,311 (a)
Microchip Technology Inc.                                                           52,200                 1,106,118
Texas Instruments Inc.                                                              76,561                 1,264,022
                                                                                                          18,589,597

Software - 1.9%
Activision Blizzard, Inc.                                                          295,405                 3,089,936 (a)
Blackboard Inc.                                                                     50,329                 1,597,442 (a)
Citrix Systems, Inc.                                                                93,247                 2,111,112 (a)
Intuit, Inc.                                                                       292,955                 7,909,785 (a)
Macrovision Solutions Corp.                                                        246,243                 4,380,663 (a)
Microsoft Corp.                                                                    919,776                16,896,285 (h)
Oracle Corp.                                                                       107,881                 1,949,410 (a)
                                                                                                          37,934,633

Specialty Retail - 1.0%
Bed Bath & Beyond, Inc.                                                            470,675                11,649,206 (a,h)
Lowe's Companies, Inc.                                                             313,767                 5,726,248
O'Reilly Automotive, Inc.                                                           95,051                 3,327,736 (a)
                                                                                                          20,703,190

Textiles Apparel & Luxury Goods - 0.1%
Coach, Inc.                                                                         85,902                 1,434,563 (a)

Tobacco - 0.1%
Altria Group, Inc.                                                                  83,521                 1,338,006
Philip Morris International, Inc.                                                   36,888                 1,312,475
                                                                                                           2,650,481

Water Utilities - 0.1%
American Water Works Company, Inc.                                                 117,752                 2,265,548

Wireless Telecommunication Services - 0.6%
American Tower Corp. (Class A)                                                      83,934                 2,554,112 (a)
NII Holdings, Inc.                                                                 523,378                 7,850,670 (a)
Syniverse Holdings, Inc.                                                           108,672                 1,712,671 (a)
                                                                                                          12,117,453

Total Domestic Equity                                                                                    602,152,721
(Cost $879,891,693)

---------------------------------------------------------------------------------------------------------------------
Foreign Equity - 18.8%
---------------------------------------------------------------------------------------------------------------------

Common Stock - 18.6%

Aerospace & Defense - 0.3%
CAE, Inc.                                                                          718,808                 4,359,182
Elbit Systems Ltd.                                                                  15,144                   717,366
                                                                                                           5,076,548

Automobiles - 0.2%
Toyota Motor Corp.                                                                 143,265                 4,525,532

Beverages - 0.3%
Coca-Cola Icecek AS (Class C)                                                      100,620                   472,112
Diageo PLC                                                                         347,277                 3,914,959
Heineken N.V.                                                                       23,822                   676,849
                                                                                                           5,063,920

Capital Markets - 0.5%
Credit Suisse Group AG (Regd.)                                                     105,519                 3,216,471
Egyptian Financial Group-Hermes Holding                                             74,047                   206,869
Nomura Holdings, Inc.                                                            1,029,081                 5,157,387
Woori Investment & Securities Company Ltd.                                          34,590                   422,607 (a)
                                                                                                           9,003,334

Chemicals - 0.7%
Linde AG                                                                            39,253                 2,667,308
Makhteshim-Agan Industries Ltd.                                                    104,586                   438,171
Potash Corp of Saskatchewan Inc.                                                    48,850                 3,958,396
Potash Corp of Saskatchewan Inc.                                                    15,312                 1,237,363
Sinofert Holdings Ltd.                                                           1,315,469                   578,806
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                              18,730                   497,469
Syngenta AG                                                                         15,032                 3,032,708
Taiwan Fertilizer Company Ltd.                                                     235,000                   481,614
Toray Industries Inc.                                                              430,929                 1,723,367
                                                                                                          14,615,202

Commercial Banks - 2.1%
Akbank TAS                                                                         236,459                   689,710
Banco do Brasil S.A.                                                                76,292                   559,038
Banco Santander Chile ADR                                                           20,027                   687,927
Banco Santander S.A. (Regd.)                                                       988,634                 6,812,444
Bank of China Ltd.                                                                 893,000                   297,283
BNP Paribas                                                                        159,293                 6,581,674
China Construction Bank Corp.                                                      461,000                   261,729
China Merchants Bank Company Ltd.                                                  246,500                   428,751
Credit Agricole S.A.                                                               321,211                 3,544,835
Grupo Financiero Banorte SAB de C.V. (Series O)                                    268,703                   358,004
HSBC Holdings PLC                                                                  233,069                 1,319,575
ICICI Bank Ltd.                                                                     95,873                   630,776
Industrial & Commercial Bank of China                                            1,270,576                   657,421
Intesa Sanpaolo S.p.A.                                                           1,049,751                 2,888,557
KB Financial Group Inc.                                                             85,771                 2,043,127
Lloyds Banking Group PLC                                                         2,869,014                 2,907,398
Metropolitan Bank & Trust                                                          624,300                   335,888
Mitsubishi UFJ Financial Group, Inc.                                             1,459,106                 7,031,836
Siam Commercial Bank PCL                                                           141,147                   216,904
Standard Bank Group Ltd.                                                            41,899                   350,260
State Bank of India Ltd.                                                             7,444                   154,793
State Bank of India Ltd. GDR                                                         5,284                   216,644
Sumitomo Mitsui Financial Group Inc.                                                28,000                   966,690
The Bank of Yokohama Ltd.                                                          520,012                 2,200,719
                                                                                                          42,141,983

Commercial Services & Supplies - 0.3%
Brambles Ltd.                                                                    1,129,349                 3,766,424
G4S PLC                                                                            441,125                 1,218,827
G4S PLC                                                                            692,811                 1,925,507
                                                                                                           6,910,758

Communications Equipment - 0.7%
Nokia OYJ                                                                          334,289                 3,941,260
Research In Motion Ltd.                                                            223,839                 9,640,746 (a)
ZTE Corp.                                                                          108,233                   441,311
                                                                                                          14,023,317

Computers & Peripherals - 0.1%
Asustek Computer Inc.                                                              352,731                   370,809
HTC Corp.                                                                           52,713                   648,187
                                                                                                           1,018,996

Construction & Engineering - 0.3%
China Communications Construction Company Ltd.                                     416,080                   456,346
China State Construction International Holdings Ltd.                             1,649,941                   285,280
Empresas ICA SAB de C.V.                                                           114,371                   194,633 (a)
Larsen & Toubro Ltd.                                                               173,167                 2,275,558
Murray & Roberts Holdings Ltd.                                                      83,397                   355,161
Vinci S.A.                                                                          72,956                 2,707,825
                                                                                                           6,274,803

Construction Materials - 0.1%
Cemex SAB de C.V. ADR                                                               22,195                   138,719 (a)
CRH PLC                                                                             68,907                 1,498,571
                                                                                                           1,637,290

Diversified Telecommunication Services - 0.3%
France Telecom S.A.                                                                 97,060                 2,210,062
Hellenic Telecommunications Organization S.A.                                       44,646                   666,268
Singapore Telecommunications Ltd.                                                1,074,003                 1,787,415
Telekom Malaysia Bhd                                                               233,200                   225,172
Telekomunikasi Indonesia Tbk PT (Series B)                                         696,000                   454,764
Telstra Corporation Ltd.                                                           652,815                 1,455,979
                                                                                                           6,799,660

Electric Utilities - 0.3%
E.ON AG                                                                            127,832                 3,548,899
Iberdrola S.A.                                                                     333,691                 2,339,260
                                                                                                           5,888,159

Electrical Equipment - 0.4%
ABB Ltd. (Regd.)                                                                   266,713                 3,727,250
ABB Ltd. ADR                                                                       180,961                 2,522,596
Alstom S.A.                                                                         23,700                 1,226,721
China High Speed Transmission Equipment Group Company Ltd.                         338,259                   484,474
Zhuzhou CSR Times Electric Company Ltd.                                            325,393                   330,851
                                                                                                           8,291,892

Electronic Equipment, Instruments & Components - 0.1%
AU Optronics Corp.                                                                 287,000                   237,389 (a)
Delta Electronics, Inc.                                                            294,991                   542,800
HON HAI Precision Industry Company Ltd.                                            156,676                   354,360
Nidec Corp.                                                                          6,871                   306,089
                                                                                                           1,440,638

Energy Equipment & Services - 1.0%
Saipem S.p.A.                                                                       87,438                 1,555,626
Tesco Corp.                                                                         97,196                   760,073 (a)
Transocean Ltd.                                                                    313,415                18,441,339 (a)
                                                                                                          20,757,038

Food & Staples Retailing - 0.5%
Centros Comerciales Sudamericanos S.A.                                             119,636                   199,102
Koninklijke Ahold N.V.                                                              95,127                 1,041,976
Metro AG                                                                            68,280                 2,252,786
President Chain Store Corp.                                                        145,000                   332,228 (a)
Shinsegae Company Ltd.                                                               1,520                   473,060
Tesco PLC                                                                        1,123,576                 5,369,335
                                                                                                           9,668,487

Food Products - 1.0%
Groupe Danone                                                                      145,203                 7,067,537
IOI Corp. Bhd                                                                      427,550                   445,670
Nestle India Ltd.                                                                   14,356                   441,701
Nestle S.A. (Regd.)                                                                282,677                 9,566,344
Nestle S.A. ADR                                                                     41,760                 1,401,048
Perdigao S.A.                                                                       30,100                   375,882
Uni-President Enterprises Corp.                                                    551,650                   447,345
Want Want China Holdings Ltd.                                                      716,799                   332,965
                                                                                                          20,078,492

Healthcare Equipment & Supplies - 0.2%
Cie Generale d'Optique Essilor International S.A.                                   99,737                 3,853,447

Healthcare Providers & Services - 0.0%*
Diagnosticos da America S.A.                                                        45,170                   486,574 (a)

Hotels Restaurants & Leisure - 0.0%*
AGTech Holdings Ltd.                                                             2,421,779                    46,248 (a)
Alsea SAB de C.V.                                                                  376,203                   109,636 (a)
China Travel International Inv.                                                  2,333,712                   412,540
                                                                                                             568,424

Household Durables - 0.0%*
Urbi Desarrollos Urbanos SAB DE C.V.                                               130,678                   115,269 (a)

Household Products - 0.4%
Reckitt Benckiser Group PLC                                                        194,767                 7,311,447

Independent Power Producers & Energy Traders - 0.0%*
Huaneng Power International, Inc.                                                  516,000                   342,890

Industrial Conglomerates - 0.4%
Koninklijke Philips Electronics N.V.                                               245,003                 3,604,219
Orkla ASA                                                                           75,539                   516,862
Siemens AG (Regd.)                                                                  72,305                 4,128,933
                                                                                                           8,250,014

Insurance - 0.6%
AXA S.A.                                                                           125,261                 1,505,097
China Life Insurance Company Ltd.                                                  219,689                   728,517
Prudential PLC                                                                     677,530                 3,272,735
Samsung Fire & Marine Insurance Company Ltd.                                         3,700                   427,978 (a)
Sony Financial Holdings Inc.                                                         2,084                 5,549,175 (a)
                                                                                                          11,483,502

Internet Software & Services - 0.1%
Baidu, Inc ADR                                                                      15,917                 2,810,942 (a)
Sohu.com Inc.                                                                        2,540                   104,927 (a)
                                                                                                           2,915,869

Machinery - 0.1%
Hyunjin Materials Company Ltd.                                                      17,094                   401,012
Mitsubishi Heavy Industries Ltd.                                                   636,000                 1,918,882
                                                                                                           2,319,894

Media - 0.3%
Focus Media Holding Ltd. ADR                                                        64,070                   435,676 (a)
Vivendi                                                                            211,585                 5,597,360
                                                                                                           6,033,036

Metals & Mining - 0.8%
Anglo American PLC                                                                  20,890                   350,825
Barrick Gold Corp.                                                                  48,720                 1,579,502
BHP Billiton PLC                                                                   256,211                 5,086,277
Cia Vale do Rio Doce ADR                                                           240,994                 2,718,412
Harmony Gold Mining Company Ltd. ADR                                                40,135                   439,077 (a)
Hidili Industry International Development Ltd.                                     626,000                   192,243
Kinross Gold Corp.                                                                   4,033                    73,438
POSCO                                                                                1,440                   379,454
Rio Tinto PLC (Regd.)                                                               61,237                 2,062,691
Sumitomo Metal Industries Ltd.                                                   1,315,049                 2,622,908
                                                                                                          15,504,827

Multi-Utilities - 0.6%
GDF Suez                                                                            72,727                 2,496,067
National Grid PLC                                                                  621,241                 4,768,393
RWE AG                                                                              14,739                 1,033,438
Veolia Environnement                                                               182,477                 3,808,559
                                                                                                          12,106,457

Oil, Gas & Consumable Fuels - 1.5%
BG Group PLC                                                                       272,918                 4,127,025
BP PLC                                                                             300,964                 2,033,989
Cameco Corp.                                                                        33,577                   575,118
China Petroleum & Chemical Corp.                                                   589,275                   377,136
China Shenhua Energy Company Ltd.                                                  163,000                   367,223
CNOOC Ltd.                                                                         475,000                   472,548
ENI S.p.A.                                                                          86,228                 1,673,770
Gazprom OAO ADR                                                                     63,218                   941,948
LUKOIL ADR                                                                           8,847                   331,763
Paladin Energy Ltd.                                                                842,828                 1,991,030 (a)
PetroChina Company Ltd.                                                            530,000                   421,265
Petroleo Brasileiro S.A. ADR                                                       161,137                 3,947,857
Reliance Industries Ltd.                                                            24,906                   747,205
Suncor Energy, Inc.                                                                216,951                 4,818,482
Total S.A.                                                                         145,379                 7,223,764
                                                                                                          30,050,123

Paper & Forest Products - 0.0%*
China Grand Forestry Green Resources Group Ltd.                                    566,233                    21,919 (a)

Personal Products - 0.3%
Shiseido Company Ltd.                                                              424,303                 6,164,572

Pharmaceuticals - 1.3%
Bayer AG                                                                           107,204                 5,124,052
Novartis AG (Regd.)                                                                164,312                 6,225,374
Roche Holding AG                                                                    92,066                12,647,385
Sun Pharmaceutical Industries Ltd.                                                  14,701                   323,112
Teva Pharmaceutical Industries Ltd. ADR                                             34,988                 1,576,209
Yuhan Corp.                                                                          1,737                   232,312
                                                                                                          26,128,444

Professional Services - 0.1%
The Capita Group PLC                                                               174,534                 1,697,393

Real Estate Investment Trusts (REIT's) - 0.1%
Unibail-Rodamco (REIT)                                                              11,854                 1,678,203

Real Estate Management & Development - 0.4%
CapitaLand Ltd.                                                                    969,500                 1,485,946
Franshion Properties China Ltd.                                                  1,525,759                   385,869
Hung Poo Real Estate Development Corp.                                             675,888                   489,297
Mitsubishi Estate Company Ltd.                                                     338,982                 3,782,101
Shenzhen Investment Ltd.                                                         1,117,263                   275,351
Sumitomo Realty & Development Company Ltd.                                          21,000                   230,262
Sun Hung Kai Properties Ltd.                                                       133,476                 1,197,839
                                                                                                           7,846,665

Road & Rail - 0.2%
East Japan Railway Co.                                                              68,591                 3,562,538

Semiconductors & Semiconductor Equipment - 0.5%
ASM Pacific Technology Ltd.                                                        111,784                   392,326
Samsung Electronics Company Ltd.                                                     9,300                 3,818,833
Taiwan Semiconductor Manufacturing Company Ltd.                                  3,428,233                 5,196,131
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                 64,032                   573,086
                                                                                                           9,980,376

Software - 0.2%
Nintendo Company Ltd.                                                               14,998                 4,320,068

Specialty Retail - 0.1%
Esprit Holdings Ltd.                                                               173,056                   882,027
Hennes & Mauritz AB (Series B)                                                      40,125                 1,499,719
                                                                                                           2,381,746

Textiles Apparel & Luxury Goods - 0.1%
Adidas AG                                                                           44,940                 1,495,251

Tobacco - 0.1%
ITC Ltd.                                                                           278,363                 1,015,571

Transportation Infrastructure - 0.0%*
Dalian Port PDA Company Ltd.                                                       480,022                   155,465

Water Utilities - 0.0%*
Pan Asia Environmental Protection Group Ltd.                                     1,316,000                   146,034

Wireless Telecommunication Services - 1.0%
America Movil SAB de C.V. ADR (Series L)                                            94,050                 2,546,874
Bharti Airtel Ltd.                                                                  35,401                   434,009 (a)
China Mobile Ltd.                                                                  230,462                 2,011,710
Egyptian Company for Mobile Services                                                13,829                   360,821
MTN Group Ltd.                                                                     273,880                 3,023,911
Orascom Telecom Holding SAE                                                         55,555                   253,025
Philippine Long Distance Telephone Co.                                               6,840                   310,684
Turkcell Iletisim Hizmet AS                                                         18,951                    92,317
Turkcell Iletisim Hizmet AS ADR                                                     41,593                   511,178
Vodafone Group PLC                                                               4,853,082                 8,538,696
Vodafone Group PLC ADR                                                              55,986                   975,276
                                                                                                          19,058,501

Total Common Stock                                                                                       370,210,568
(Cost $587,994,442)

---------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.2%
---------------------------------------------------------------------------------------------------------------------

Commercial Banks - 0.1%
Itau Unibanco Banco Multiplo S.A.                                                   82,752                   921,963

Metals & Mining - 0.1%
Cia Vale do Rio Doce                                                               120,801                 1,403,595

Media - 0.0%*
NET Servicos de Comunicacao S.A.                                                    58,317                   432,897 (a)

Oil, Gas & Consumable Fuels - 0.0%*
Petroleo Brasileiro S.A.                                                            54,741                   678,838

Wireless Telecommunication Services - 0.0%*
Vivo Participacoes S.A.                                                             51,678                   685,748

Total Preferred Stock                                                                                      4,123,041
(Cost $4,419,447)

---------------------------------------------------------------------------------------------------------------------
Rights - 0.0%*
---------------------------------------------------------------------------------------------------------------------

Real Estate Investment Trusts (REIT's)
CRH PLC                                                                             19,687                   427,886
(Cost $216,801)

Total Foreign Equity                                                                                    374,761,495
(Cost $592,630,690)


                                                                                Principal                    Value
                                                                                 Amount
---------------------------------------------------------------------------------------------------------------------
Bonds and Notes - 32.0%
---------------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 8.1%
U.S. Treasury Bonds
3.50%                                                02/15/39                  $11,642,900              $ 11,504,699
4.38%                                                02/15/38                    2,851,500                 3,239,127
4.50%                                                05/15/38                    2,911,100                 3,398,709
U.S. Treasury Notes
0.77%                                                02/28/11                   28,946,500                29,001,788 (d)
0.99%                                                01/31/11                    2,773,800                 2,779,875 (d)
1.75%                                                01/31/14                   37,169,300                37,422,051
1.88%                                                02/28/14                   16,271,700                16,449,712
2.63%                                                02/29/16                    8,017,800                 8,222,631
2.75%                                                02/15/19                    6,780,200                 6,817,288
2.88%                                                06/30/10                   14,500,000                14,904,419
3.50%                                                02/15/18                      238,800                   256,262
3.63%                                                10/31/09                    7,605,000                 7,742,544
3.75%                                                11/15/18                      858,300                   935,616
4.63%                                                11/15/09 - 10/31/11        17,235,000                17,714,105
                                                                                                         160,388,826

Federal Agencies - 2.9%
Federal Home Loan Banks
5.00%                                                11/17/17                    2,400,000                 2,622,281 (h)
Federal Home Loan Mortgage Corp.
4.13%                                                12/21/12 - 09/27/13         8,836,000                 9,494,712
4.88%                                                02/09/10                    9,610,000                 9,930,234
5.13%                                                11/17/17                   11,500,000                12,830,124
Federal National Mortgage Assoc.
2.75%                                                03/13/14                    5,440,000                 5,504,937
3.63%                                                02/12/13                    3,256,000                 3,447,261
3.88%                                                07/12/13                   13,796,000                14,722,208
                                                                                                          58,551,757

Agency Mortgage Backed - 11.1%
Federal Home Loan Mortgage Corp.
4.50%                                                06/01/33 - 02/01/35           243,612                   249,046 (h)
5.00%                                                03/01/35 - 10/01/35         7,500,937                 7,756,488
5.50%                                                05/01/20 - 03/01/38         5,445,594                 5,710,348 (h)
6.00%                                                04/01/17 - 11/01/37         4,877,020                 5,105,874 (h)
6.50%                                                01/01/27 - 08/01/36           799,838                   846,446 (h)
7.00%                                                06/01/29 - 08/01/36           231,897                   247,034 (h)
7.50%                                                11/01/09 - 09/01/33            31,525                    34,208 (h)
8.00%                                                01/01/30 - 11/01/30            13,577                    14,863 (h)
9.00%                                                10/01/25                          534                       596 (h)
5.50%                                                TBA                        18,725,000                19,427,187 (c)
Federal National Mortgage Assoc.
4.00%                                                05/01/19 - 06/01/19           202,110                   206,645 (h)
4.50%                                                05/01/18 - 02/01/35         1,421,853                 1,464,716 (h)
4.50%                                                02/01/20                       61,338                    63,375 (h,o)
5.00%                                                07/01/20 - 08/01/35         3,987,090                 4,124,737 (h)
5.26%                                                04/01/37                      541,899                   560,221 (i)
5.47%                                                04/01/37                       35,653                    36,872 (i)
5.49%                                                04/01/37                      464,237                   481,241 (i)
5.50%                                                04/01/14 - 04/01/38         6,049,717                 6,307,942 (h)
5.50%                                                06/01/20                       49,590                    52,064 (h,o)
5.52%                                                04/01/37                      198,525                   205,399 (i)
5.54%                                                04/01/37                      455,348                   471,566 (i)
5.56%                                                04/01/37                      542,273                   563,173 (i)
5.63%                                                03/01/37                       42,130                    43,590 (i)
5.69%                                                04/01/37                      418,874                   433,999 (i)
5.72%                                                04/01/37                      212,976                   221,078 (i)
6.00%                                                09/01/19 - 03/01/38        13,924,495                14,576,094 (h)
6.00%                                                10/01/34 - 03/01/35           133,799                   140,271 (h,o)
6.04%                                                10/01/37                      861,318                   893,306 (i)
6.50%                                                09/01/17 - 08/01/36         1,837,103                 1,943,196 (h)
6.50%                                                10/01/34 - 12/01/34            33,778                    35,746 (h,o)
7.00%                                                04/01/17 - 06/01/36           334,385                   358,029 (h)
7.50%                                                12/01/09 - 03/01/34            74,356                    79,684 (h)
8.00%                                                12/01/11 - 11/01/33            25,797                    27,783 (h)
8.50%                                                06/01/30                          178                       194 (h)
9.00%                                                06/01/09 - 12/01/22             5,898                     6,407 (h)
4.50%                                                TBA                        11,635,000                11,903,766 (c)
5.00%                                                TBA                         7,208,000                 7,473,054 (c)
5.50%                                                TBA                        66,374,000                68,928,738 (c)
6.00%                                                TBA                        33,767,000                35,267,504 (c)
6.50%                                                TBA                        15,044,000                15,843,213 (c)
7.00%                                                TBA                         1,675,000                 1,781,781 (c)
Government National Mortgage Assoc.
4.50%                                                08/15/33 - 09/15/34           387,542                   397,744 (h)
6.00%                                                04/15/27 - 09/15/36           547,424                   576,139 (h)
6.50%                                                04/15/24 - 09/15/36           480,416                   506,230 (h)
6.50%                                                06/15/34                       17,747                    18,663 (h,o)
7.00%                                                03/15/12 - 10/15/36           408,690                   434,354 (h)
7.00%                                                06/15/34                       10,186                    10,823 (h,o)
8.00%                                                03/15/30                        3,282                     3,571 (h)
9.00%                                                11/15/16 - 12/15/21            15,296                    16,501 (h)
5.50%                                                TBA                         4,875,000                 5,073,047 (c)
                                                                                                         220,924,546

Agency Collateralized Mortgage Obligations - 0.3%
Federal Home Loan Mortgage Corp.
0.25%                                                09/25/43                      335,724                     2,114 (g,h,i,p)
4.50%                                                11/15/13 - 03/15/19           197,098                    10,667 (g,h,p)
4.52%                                                11/15/37                    1,260,406                 1,110,971 (d,f)
5.00%                                                10/15/14 - 06/15/28           687,297                    21,790 (g,h,p)
5.00%                                                05/15/38                      568,603                   579,728
5.50%                                                04/15/17 - 06/15/33           154,928                    18,081 (g,h,p)
6.09%                                                05/15/36                    2,615,711                   212,937 (g,i,p)
6.19%                                                05/15/37                    2,422,837                   217,514 (g,i,p)
6.44%                                                02/15/38                    2,469,133                   201,258 (g,i,p)
7.50%                                                01/15/16                        4,481                     4,599 (h)
7.50%                                                07/15/27                        4,873                       738 (g,h,p)
8.00%                                                02/01/23 - 07/01/24             3,320                       585 (g,h,p)
9.27%                                                12/15/33                       45,000                    43,845 (h,i)
37.42%                                               09/15/34                      912,201                   804,746 (d,f)
Federal Home Loan Mortgage STRIPS
3.07%                                                08/01/27                          790                       710 (d,f,h)
Federal National Mortgage Assoc.
1.20%                                                12/25/42                      175,396                     3,786 (g,h,i,p)
4.50%                                                05/25/18                       71,051                     2,875 (g,h,p)
4.75%                                                11/25/14                        8,957                       158 (g,h,p)
5.00%                                                02/25/32                    1,709,836                   143,153 (g,h,p)
5.00%                                                10/25/35 - 08/25/38         1,475,174                 1,494,773
5.50%                                                01/25/33                      641,149                   664,546
7.08%                                                09/25/42                      177,954                    25,205 (g,h,i,p)
7.18%                                                08/25/16                       39,721                     1,839 (g,h,i,p)
Federal National Mortgage Assoc. (Class 1)
4.50%                                                09/01/35 - 01/01/36         4,257,549                   438,319 (g,p)
5.00%                                                05/25/38                    1,398,199                   153,622 (g,p)
Federal National Mortgage Assoc. (Class 2)
4.50%                                                08/01/35                    1,373,099                   131,298 (g,p)
5.00%                                                08/01/34 - 03/25/38         1,469,639                   169,428 (g,p)
5.50%                                                12/01/33                      334,284                    35,758 (g,p)
7.50%                                                11/01/23                       16,442                     3,415 (g,h,p)
8.00%                                                08/01/23 - 07/01/24             7,183                     1,086 (g,h,p)
Federal National Mortgage Assoc. REMIC
4.50%                                                11/25/13                        2,426                         1 (g,h,p)
15.46%                                               03/25/31                       56,461                    61,213 (h,i)
Federal National Mortgage Assoc. REMIC (Class H)
5.00%                                                10/25/22                       81,036                     5,002 (g,h,p)
Federal National Mortgage Assoc. REMIC (Class K)
8.00%                                                05/25/22                            4                        91 (g,h,p)
                                                                                                           6,565,851

Asset Backed - 1.9%
American Express Credit Account Master Trust (Class A)
1.19%                                                12/17/12                    5,000,000                 4,803,875 (d,h,o)
Bear Stearns Asset Backed Securities Trust
0.69%                                                11/25/35                    2,419,945                 2,005,480 (d)
Bear Stearns Asset Backed Securities Trust (Class A)
0.84%                                                01/25/34                       12,918                     7,713 (d)
Capital Auto Receivables Asset Trust
0.52%                                                05/15/11                    3,596,420                 3,509,318 (d,h)
Capital One Auto Finance Trust
0.46%                                                04/15/12                    2,068,348                 1,882,196 (d,h)
Countrywide Asset-Backed Certificates (Class M)
1.57%                                                06/26/33                      586,601                   101,166 (i)
Discover Card Master Trust I
1.21%                                                04/15/10                    3,000,000                 2,858,793 (d,o)
Ford Credit Auto Owner Trust (Class A)
1.24%                                                02/15/12                    7,125,000                 6,573,789 (d,h,o)
Ford Credit Floorplan Master Owner Trust (Class A)
9.38%                                                06/15/11                    3,600,000                 3,329,039 (d)
GSAA Trust
0.53%                                                10/25/36                    3,925,170                 3,101,112 (d)
GSAMP Trust
0.51%                                                05/25/36                      618,691                   278,411 (b,d)
GSR Mortgage Loan Trust
0.67%                                                11/25/30                    1,578,973                   371,436 (d)
Indymac Residential Asset Backed Trust
0.59%                                                06/25/36                    2,213,609                 2,109,243 (d)
Indymac Residential Asset Backed Trust (Class M)
2.52%                                                04/25/47                      189,000                     3,246 (h,i,o)
Indymac Seconds Asset Backed Trust (Class A)
0.63%                                                02/25/37                    2,290,976                 1,339,473 (d)
JP Morgan Mortgage Acquisition Corp.
1.55%                                                02/25/33                    1,500,000                   600,000 (d,o)
Long Beach Mortgage Loan Trust
0.75%                                                09/25/35                      278,918                   232,240 (d)
Mid-State Trust
9.62%                                                07/01/35                        4,321                     3,390 (d,h)
Nissan Auto Lease Trust
0.40%                                                02/15/13                    1,147,000                 1,096,083 (d,o)
Option One Mortgage Loan Trust
1.53%                                                07/25/37                    4,000,000                 1,912,741 (d,h,o)
Peco Energy Transition Trust
6.52%                                                12/31/10                       50,000                    52,335 (h)
Residential Asset Mortgage Products Inc.
0.51%                                                03/25/34                        1,526                     1,387 (d,h)
Residential Asset Securities Corp.
1.02%                                                07/25/32                        5,570                     2,526 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                                07/25/30                       32,194                    29,834 (h,i)
SLM Student Loan Trust (Class A)
1.37%                                                06/15/18                       94,118                    86,764 (h,i)
Triad Auto Receivables Owner Trust (Class A)
0.31%                                                02/12/14                    2,000,000                 1,591,212 (d,o)
Wells Fargo Home Equity Trust
3.97%                                                05/25/34                       28,150                    26,136 (h,i)
                                                                                                          37,908,938

Corporate Notes - 6.3%
Abbott Laboratories
5.88%                                                05/15/16                    1,064,000                 1,141,089
American Electric Power Company, Inc. (Series C)
5.38%                                                03/15/10                    2,125,000                 2,145,825 (h)
Archer-Daniels-Midland Co.
6.45%                                                01/15/38                    1,017,000                 1,014,231
Arizona Public Service Co.
6.25%                                                08/01/16                      370,000                   326,400 (h)
AT&T Inc.
5.60%                                                05/15/18                    1,308,000                 1,272,823
6.40%                                                05/15/38                    1,208,000                 1,074,767
6.70%                                                11/15/13                      934,000                   997,562
Bank of America Corp.
5.75%                                                12/01/17                    2,750,000                 2,309,412
Bristol-Myers Squibb Co.
5.45%                                                05/01/18                      640,000                   656,555
5.88%                                                11/15/36                      420,000                   400,962 (h)
Carolina Power & Light Co.
5.15%                                                04/01/15                      810,000                   823,097 (h)
5.70%                                                04/01/35                      155,000                   147,548 (h)
6.13%                                                09/15/33                      190,000                   191,315 (h)
Citigroup, Inc.
4.88%                                                05/07/15                      808,000                   524,322
6.13%                                                11/21/17                    2,820,000                 2,444,957 (h)
6.50%                                                08/19/13                    4,288,000                 3,940,308
CME Group Inc.
5.40%                                                08/01/13                    1,354,000                 1,373,326
Consolidated Edison Company of New York, Inc.
5.85%                                                04/01/18                      528,000                   523,059
6.65%                                                04/01/19                      528,000                   544,075
7.13%                                                12/01/18                    7,400,000                 7,871,180
COX Communications Inc.
7.13%                                                10/01/12                      240,000                   238,915 (h)
7.75%                                                11/01/10                      375,000                   381,827 (h)
Credit Suisse
6.00%                                                02/15/18                    1,166,000                 1,016,986
CVS Caremark Corp.
5.75%                                                06/01/17                      526,000                   512,935 (h)
Diageo Capital PLC
5.20%                                                01/30/13                      454,000                   461,228
Dover Corp.
6.50%                                                02/15/11                      375,000                   397,961 (h)
Duke Energy Indiana, Inc.
6.35%                                                08/15/38                    4,817,000                 4,867,973
Eli Lilly & Co.
4.20%                                                03/06/14                      300,000                   309,016
EOG Resources, Inc.
5.88%                                                09/15/17                      975,000                   987,193
6.88%                                                10/01/18                      928,000                 1,001,031
European Investment Bank
4.88%                                                01/17/17                    1,800,000                 1,896,278
General Dynamics Corp.
5.25%                                                02/01/14                      811,000                   864,894
GlaxoSmithKline Capital Inc.
4.85%                                                05/15/13                    1,017,000                 1,058,086
6.38%                                                05/15/38                      543,000                   548,354
GTE Corp.
7.51%                                                04/01/09                      165,000                   165,000 (h)
Hewlett-Packard Co.
5.50%                                                03/01/18                      515,000                   528,096
HSBC Bank USA N.A.
3.88%                                                09/15/09                    1,175,000                 1,160,875 (h)
4.63%                                                04/01/14                      585,000                   548,306
7.00%                                                01/15/39                    1,500,000                 1,466,769
HSBC Finance Corp.
6.75%                                                05/15/11                      405,000                   360,983 (h)
HSBC Holdings PLC
6.50%                                                05/02/36                      100,000                    82,538 (h)
Hydro Quebec
8.05%                                                07/07/24                      820,000                 1,067,074 (h)
ING Capital Funding TR III
8.44%                                                12/29/49                      296,000                    86,328 (h,i)
ING Groep N.V.
5.78%                                                12/29/49                      528,000                   145,200 (h,i)
International Business Machines Corp.
4.75%                                                11/29/12                    1,300,000                 1,377,880 (h)
Johnson & Johnson
5.85%                                                07/15/38                    1,370,000                 1,429,014
JP Morgan Chase & Co.
6.40%                                                05/15/38                      827,000                   810,884
7.00%                                                11/15/09                    1,130,000                 1,143,913 (h)
JPMorgan Chase Bank
5.88%                                                06/13/16                      825,000                   771,847
Kellogg Co.
5.13%                                                12/03/12                      508,000                   536,777
Kimberly-Clark Corp.
7.50%                                                11/01/18                      306,000                   361,595
Kraft Foods Inc.
6.75%                                                02/19/14                      310,000                   335,151
Kreditanstalt fuer Wiederaufbau
3.50%                                                03/10/14                    3,600,000                 3,618,126
4.13%                                                10/15/14                    1,022,000                 1,079,610
4.50%                                                07/16/18                    1,989,000                 2,083,334
Markel Corp.
7.35%                                                08/15/34                      312,000                   246,329 (h)
McDonald's Corp.
5.80%                                                10/15/17                      450,000                   483,805
6.30%                                                03/01/38                    1,725,000                 1,776,251
Merck & Company Inc.
5.75%                                                11/15/36                      445,000                   423,153 (h)
Merrill Lynch & Company Inc.
6.05%                                                08/15/12                      545,000                   467,641
6.88%                                                04/25/18                      544,000                   425,459
MetLife, Inc. (Series A)
6.82%                                                08/15/18                    6,373,000                 5,471,507
Mizuho Financial Group Cayman Ltd.
8.38%                                                12/29/49                      510,000                   397,392
Morgan Stanley
5.05%                                                01/21/11                      949,000                   933,054
6.00%                                                04/28/15                      533,000                   503,215
Morgan Stanley (Series F)
6.63%                                                04/01/18                      500,000                   476,754
Munich Re America Corp. (Series B)
7.45%                                                12/15/26                      315,000                   298,123 (h)
Nevada Power Co. (Series I)
6.50%                                                04/15/12                      515,000                   523,055 (h)
NorthWestern Corp.
5.88%                                                11/01/14                      200,000                   201,850 (h)
Oracle Corp.
5.75%                                                04/15/18                      206,000                   214,986
Pacific Gas & Electric Co.
5.80%                                                03/01/37                      500,000                   475,483
Pacificorp
6.25%                                                10/15/37                      375,000                   378,993
Parker Hannifin Corp.
5.50%                                                05/15/18                      830,000                   811,215
Pemex Finance Ltd.
9.03%                                                02/15/11                      106,000                   107,060 (h)
PepsiCo, Inc.
5.00%                                                06/01/18                    4,725,000                 4,888,509
7.90%                                                11/01/18                      166,000                   203,957
Pfizer Inc.
6.20%                                                03/15/19                      636,000                   677,797
7.20%                                                03/15/39                      316,000                   338,883
Potomac Electric Power Co.
7.90%                                                12/15/38                      233,000                   263,197
Princeton University (Series A)
4.95%                                                03/01/19                      220,000                   218,968
5.70%                                                03/01/39                      188,000                   184,548
Prudential Financial, Inc.
5.70%                                                12/14/36                      485,000                   232,997 (h)
6.10%                                                06/15/17                      415,000                   283,495
Public Service Company of Colorado
7.88%                                                10/01/12                      520,000                   581,904 (h)
Rogers Communications, Inc.
6.80%                                                08/15/18                    1,710,000                 1,709,107
Safeway Inc.
6.25%                                                03/15/14                      968,000                 1,015,752
Southern California Edison Co.
5.50%                                                08/15/18                    2,316,000                 2,395,314
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                12/03/14                      380,000                   283,100 (i)
Telecom Italia Capital S.A.
6.20%                                                07/18/11                      989,000                   971,202
Telefonica Emisiones SAU
5.86%                                                02/04/13                      600,000                   621,299
The Bank of New York Mellon Corp.
4.95%                                                11/01/12                    1,500,000                 1,531,035
The Bear Stearns Companies LLC
5.85%                                                07/19/10                      688,000                   689,587 (h)
6.95%                                                08/10/12                    1,330,000                 1,354,428 (h)
The Goldman Sachs Group, Inc.
6.15%                                                04/01/18                      214,000                   195,471
6.60%                                                01/15/12                    2,777,000                 2,773,279 (h)
The Kroger Co.
6.15%                                                01/15/20                    1,370,000                 1,354,985
The Procter & Gamble Co.
4.60%                                                01/15/14                      622,000                   658,268
5.50%                                                02/01/34                      311,000                   303,975
The Travelers Companies, Inc.
5.80%                                                05/15/18                      546,000                   529,767
Thomson Reuters Corp.
5.95%                                                07/15/13                    1,083,000                 1,057,839
6.50%                                                07/15/18                      550,325                   512,660
Time Warner Cable Inc.
6.20%                                                07/01/13                    1,400,000                 1,362,883
6.75%                                                07/01/18                    3,066,000                 2,878,066
8.75%                                                02/14/19                      934,000                   991,745
TransCanada Pipelines Ltd.
6.50%                                                08/15/18                      217,000                   216,437
Transocean Inc.
6.00%                                                03/15/18                      501,000                   472,002
UBS Preferred Funding Trust I
8.62%                                                10/29/49                      370,000                   148,493 (i)
United Technologies Corp.
6.13%                                                07/15/38                      618,000                   627,420
Verizon Communications Inc.
5.25%                                                04/15/13                    2,500,000                 2,551,965
6.40%                                                02/15/38                      210,000                   190,376
6.90%                                                04/15/38                      536,000                   518,406
8.75%                                                11/01/18                    2,738,000                 3,132,765
Verizon Global Funding Corp.
7.25%                                                12/01/10                      788,000                   832,508
Verizon Pennsylvania, Inc.
8.75%                                                08/15/31                      165,000                   167,906 (h)
Walgreen Co.
4.88%                                                08/01/13                    1,981,000                 2,099,220
5.25%                                                01/15/19                    1,131,000                 1,134,335
Wal-Mart Stores, Inc.
5.80%                                                02/15/18                      654,000                   714,982
6.20%                                                04/15/38                      524,000                   531,110
6.88%                                                08/10/09                    1,000,000                 1,018,674 (h)
Wells Fargo & Co.
5.63%                                                12/11/17                      240,000                   218,979
Westar Energy, Inc.
7.13%                                                08/01/09                      420,000                   418,297 (h)
Wyeth
5.50%                                                03/15/13                    1,777,000                 1,850,122
XTO Energy Inc.
6.38%                                                06/15/38                      418,000                   362,830
6.50%                                                12/15/18                      236,000                   234,466
                                                                                                         126,545,425

Non-Agency Collateralized Mortgage Obligations - 1.3%
Banc of America Commercial Mortgage Inc.
5.32%                                                09/10/47                    1,300,000                 1,113,079 (h)
Banc of America Commercial Mortgage Inc. (Class A)
1.00%                                                06/10/49                    1,500,000                 1,017,110
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                04/10/49                      400,000                    61,966 (h,i,o)
Banc of America Funding Corp.
5.61%                                                03/20/36                      192,156                    26,364 (h,i,o)
5.74%                                                02/20/36                      344,119                    78,879 (h,i,o)
Banc of America Mortgage Securities Inc. (Class B)
5.36%                                                01/25/36                      197,573                    31,889 (h,i)
5.54%                                                02/25/36                      157,746                    32,778 (h,i)
Bear Stearns Commercial Mortgage Securities
5.41%                                                03/11/39                    1,000,000                   914,467 (h,i)
5.48%                                                10/12/41                    1,500,000                 1,352,911 (h)
Bear Stearns Commercial Mortgage Securities (Class A)
5.46%                                                04/12/38                      700,000                   664,306 (h,i)
5.92%                                                06/11/50                      620,000                   293,919 (i)
Citigroup Commercial Mortgage Trust
5.70%                                                12/10/49                    1,820,000                 1,250,287 (i)
Countrywide Alternative Loan Trust
5.96%                                                05/25/36                       72,528                       363 (h,i,o)
6.00%                                                03/25/36 - 08/25/36           370,728                     5,142 (h,o)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                05/25/36 - 08/25/36           184,041                     5,262 (h,o)
Countrywide Commercial Mortgage Trust (Class A)
5.49%                                                03/12/51                    2,700,000                 1,547,629 (i)
Credit Suisse Mortgage Capital Certificates
5.47%                                                09/15/39                      682,000                   450,713 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.64%                                                02/25/36                      110,879                     9,192 (h,i,o)
Crusade Global Trust (Class A)
1.34%                                                01/17/34                    1,536,100                 1,501,181 (h,i)
CS First Boston Mortgage Securities Corp.
5.25%                                                08/25/34                      190,718                   162,884 (h)
5.34%                                                10/25/35                      165,541                    16,554 (h,i,o)
6.13%                                                04/15/37                       50,000                    49,083 (h)
DLJ Commercial Mortgage Corp. (Class A)
7.62%                                                06/10/33                    2,696,430                 2,717,975 (h)
GMAC Commercial Mortgage Securities Inc.
6.47%                                                04/15/34                      379,881                   379,273 (h)
GMAC Commercial Mortgage Securities Inc. (Class X)
0.66%                                                12/10/41                    3,076,059                    34,566 (h,i,o)
Impac CMB Trust
0.73%                                                04/25/35                      273,875                   137,173 (d,h)
Indymac INDA Mortgage Loan Trust
5.13%                                                01/25/36                       99,572                     4,122 (h,i,o)
Indymac INDA Mortgage Loan Trust (Class B)
5.13%                                                01/25/36                      107,407                    42,166 (h,i,o)
JP Morgan Alternative Loan Trust
0.53%                                                08/25/36                       65,894                    65,033 (d)
JP Morgan Chase Commercial Mortgage Securities Corp.
6.06%                                                02/15/51                      790,000                   319,396 (i)
6.07%                                                02/12/51                    1,720,000                   826,763
6.47%                                                11/15/35                       40,000                    39,953 (h)
LB-UBS Commercial Mortgage Trust
0.66%                                                09/15/39                   19,801,245                   419,434 (h,i,o)
0.76%                                                01/18/12                    3,948,048                    56,458 (h,i,o)
4.06%                                                09/15/27                       63,284                    62,547 (h,i)
5.42%                                                02/15/40                      359,000                   243,791
5.66%                                                03/15/39                    1,000,000                   761,589 (h,i)
6.23%                                                03/15/26                       12,506                    12,541 (h)
LB-UBS Commercial Mortgage Trust (Class F)
6.24%                                                07/15/40                      475,000                    26,335 (i,o)
MASTR Alternative Loans Trust
5.00%                                                08/25/18                       39,584                     3,962 (g,h,p)
Medallion Trust (Class A)
1.29%                                                08/22/36                    1,005,272                   952,203 (i)
MLCC Mortgage Investors Inc.
5.31%                                                02/25/36                      164,986                    14,849 (h,i)
Morgan Stanley Capital I
5.28%                                                12/15/43                    1,500,000                 1,303,476 (h)
5.33%                                                12/15/43                    1,500,000                 1,100,752 (h)
5.39%                                                11/12/41                    2,000,000                   505,861 (h,i)
5.45%                                                02/12/44                    1,000,000                   700,334 (i)
5.69%                                                04/15/49                    1,850,000                 1,201,044 (i)
5.71%                                                07/12/44                      300,000                   240,403 (h)
5.88%                                                06/11/49                    1,135,000                   816,959 (i)
7.11%                                                04/15/33                       47,705                    47,747 (h,i)
Morgan Stanley Capital I (Class A)
5.36%                                                02/12/44                    1,000,000                   858,278
5.81%                                                12/12/49                      410,000                   285,277
Morgan Stanley Dean Witter Capital I
7.20%                                                10/15/33                       35,222                    35,557 (h)
MortgageIT Trust (Class A)
0.77%                                                08/25/35                    1,938,747                   950,661 (d)
Nomura Asset Securities Corp. (Class A)
6.59%                                                03/15/30                        9,930                     9,928 (h)
Opteum Mortgage Acceptance Corp.
0.77%                                                02/25/35                      153,108                   132,903 (d,h)
Residential Accredit Loans Inc.
5.97%                                                01/25/36                       90,134                     5,358 (h,i,o)
6.00%                                                01/25/36                      237,374                    14,678 (h,o)
Residential Funding Mortgage Securities I
5.75%                                                01/25/36                      128,626                    29,637 (h,o)
5.75%                                                01/25/36                       96,797                    19,814 (h)
Wachovia Bank Commercial Mortgage Trust (Class E)
5.90%                                                02/15/51                    1,485,000                    99,596 (i,o)
WaMu Mortgage Pass Through Certificates
0.81%                                                01/25/45                      102,428                    44,816 (d)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                08/25/35                      469,692                    55,495 (h,i)
5.50%                                                01/25/36 - 03/25/36           565,363                   129,222 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                                03/25/36                      957,936                   233,567 (h)
                                                                                                          26,527,450

Sovereign Bonds - 0.1%
Government of Brazil
8.00%                                                01/15/18                      530,000                   578,230 (h)
Government of Manitoba Canada
4.90%                                                12/06/16                      330,000                   338,337 (h)
Government of Quebec Canada
7.50%                                                09/15/29                      495,000                   638,031
                                                                                                           1,554,598

Total Bonds and Notes                                                                                    638,967,391
(Cost $656,794,577)

                                                                                  Number of                    Value
                                                                                   Shares
------------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Funds - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                  184,495                 1,625,401 (m)
Industrial Select Sector SPDR Fund                                                 345,395                 6,365,630 (m)

Total Exchange Traded Funds                                                                                7,991,031
(Cost $17,926,599)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.3%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                        4,789,411 (k)
(Cost $9,210,405)

Total Investments in Securities                                                                        1,628,662,049
(Cost $2,156,453,964)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 26.8%
------------------------------------------------------------------------------------------------------------------------------------

Short-Term Investments - 3.8%
GE Money Market Fund Institutional Class
0.52%                                                                                                     75,453,666 (d,n)


                                                                             Principal Amount
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 10.3%
U.S. Treasury Bill
0.17%                                                07/02/09                  $ 3,400,000                 3,398,375 (d)
0.27%                                                07/23/09 - 08/20/09       135,850,000               135,733,188 (d)
0.30%                                                07/30/09                    9,000,000                 8,993,493 (d)
0.38%                                                09/03/09                   28,000,000                27,956,936 (d)
0.70%                                                04/29/09                   30,000,000                29,998,560 (d)
                                                                                                         206,080,552

U.S. Governments  - 12.0%
Federal Home Loan Bank Discount Notes
0.32%                                                06/08/09                   48,810,000                48,791,361 (d)
0.40%                                                05/11/09                   36,000,000                35,994,960 (d)
Federal Home Loan Mortgage Corp.
0.37%                                                05/06/09                   15,000,000                14,998,200 (d)
Federal Home Loan Mortgage Corp. Discount Notes
0.36%                                                07/06/09                   16,070,000                16,060,904 (d)
0.39%                                                05/18/09 - 06/25/09        41,870,000                41,858,213 (d)
0.50%                                                07/20/09 - 08/17/09        17,377,000                17,364,893 (d)
0.95%                                                04/02/09                   10,000,000                10,000,000 (d)
Federal National Mortgage Assoc. Discount Notes
0.31%                                                04/22/09                   35,000,000                34,998,915 (d)
0.49%                                                06/17/09                    5,000,000                 4,997,835 (d)
0.54%                                                07/30/09                   15,000,000                14,989,410 (d)
                                                                                                         240,054,691

Time Deposit - 0.7%
State Street Corp.
0.01%                                                04/01/09                   13,761,704                13,761,704 (e)

Total Short-Term Investments                                                                             535,350,613
(Cost $535,219,157)

Total Investments                                                                                      2,164,012,662
(Cost $2,691,673,121)

Liabilities in Excess of Other Assets, net - (8.5)%                                                     (169,512,246)


                                                                                                       --------------
NET ASSETS - 100.0%                                                                                    1,994,500,416
                                                                                                       ==============



-------------------------------------------------------------------------------
Other Information
--------------------------------------------------------------------------------

The GEI Total Return Fund had the following long futures contracts open at March 31, 2009 (unaduited):

        Description                                          Expiration date       Contracts     Notional Value    Appreciation
------------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                                 June 2009              42         $ 1,111,365         $ 23,978
FTSE 100 Index Futures                                         June 2009              9              501,171           15,351
S&P Midcap 400 E Mini Index Futures                            June 2009              36           1,756,440           73,946
S&P 500 Index Futures                                          June 2009              2              397,400            1,681
S&P 500 Index Futures                                          June 2009              1              198,700              325
Topix Index Futures                                            June 2009              8              629,341           48,800
2 Yr. U.S.Treasury Notes Futures                               June 2009             415          90,424,610          386,109
10 Yr. U.S.Treasury Notes Futures                              June 2009             576          71,469,000        1,571,197


                                                                                                           -------------------
                                                                                                                  $ 2,121,387
                                                                                                           ===================




The GEI Total Return Fund was invested in the following Countries at March 31, 2009 (unaduited):

Country                                                                                                         Percentage (based
                                                                                                                on Market Value)
------------------------------------------------------------------------------------------------------------------------------------

United States                                                                                                          81.97%
Switzerland                                                                                                             2.81%
United Kingdom                                                                                                          2.60%
Japan                                                                                                                   2.31%
France                                                                                                                  2.29%
Canada                                                                                                                  1.42%
Germany                                                                                                                 1.25%
China                                                                                                                   0.63%
Brazil                                                                                                                  0.59%
Taiwan                                                                                                                  0.45%
Spain                                                                                                                   0.42%
South Korea                                                                                                             0.38%
Australia                                                                                                               0.33%
India                                                                                                                   0.29%
Italy                                                                                                                   0.28%
Netherlands                                                                                                             0.25%
South Africa                                                                                                            0.19%
Finland                                                                                                                 0.18%
Mexico                                                                                                                  0.16%
Singapore                                                                                                               0.15%
Hong Kong                                                                                                               0.15%
Luxembourg                                                                                                              0.13%
Israel                                                                                                                  0.13%
Ireland                                                                                                                 0.09%
Turkey                                                                                                                  0.08%
Sweden                                                                                                                  0.07%
Chile                                                                                                                   0.07%
Russia                                                                                                                  0.06%
Denmark                                                                                                                 0.06%
Egypt                                                                                                                   0.04%
Malaysia                                                                                                                0.03%
Greece                                                                                                                  0.03%
Cayman Islands                                                                                                          0.03%
Philippines                                                                                                             0.03%
Norway                                                                                                                  0.02%
Indonesia                                                                                                               0.02%
Thailand                                                                                                                0.01%


                                                                                                           -------------------
                                                                                                                      100.00%
                                                                                                           ===================



The GEI Total Return Fund was invested in the following Sectors at March 31, 2009 (unaduited):

Sector                                                                                                         Percentage (based on
                                                                                                                   Market Value)
------------------------------------------------------------------------------------------------------------------------------------
Short-Term                                                                                                             24.74%
Agency Mortgage Backed                                                                                                 10.21%
U.S. Treasuries                                                                                                         7.41%
Corporate Notes                                                                                                         5.85%
Oil, Gas & Consumable Fuels                                                                                             3.01%
Federal Agencies                                                                                                        2.70%
Communications Equipment                                                                                                2.63%
Capital Markets                                                                                                         2.27%
Commercial Banks                                                                                                        2.20%
Media                                                                                                                   2.01%
Software                                                                                                                1.95%
Energy Equipment & Services                                                                                             1.91%
Pharmaceuticals                                                                                                         1.85%
Asset Backed                                                                                                            1.75%
Healthcare Equipment & Supplies                                                                                         1.62%
Insurance                                                                                                               1.57%
Biotechnology                                                                                                           1.49%
Wireless Telecommunication Services                                                                                     1.47%
Food Products                                                                                                           1.41%
Chemicals                                                                                                               1.37%
Semiconductors & Semiconductor Equipment                                                                                1.32%
Non-Agency Collateralized Mortgage Obligations                                                                          1.22%
IT Services                                                                                                             1.21%
Metals & Mining                                                                                                         1.11%
Specialty Retail                                                                                                        1.07%
Beverages                                                                                                               1.06%
Healthcare Providers & Services                                                                                         0.98%
Diversified Financial Services                                                                                          0.85%
Commercial Services & Supplies                                                                                          0.83%
Multi-Utilities                                                                                                         0.79%
Electric Utilities                                                                                                      0.78%
Diversified Telecommunication Services                                                                                  0.60%
Personal Products                                                                                                       0.59%
Internet Software & Services                                                                                            0.58%
Household Products                                                                                                      0.57%
Aerospace & Defense                                                                                                     0.56%
Industrial Conglomerates                                                                                                0.53%
Machinery                                                                                                               0.47%
Real Estate Management & Development                                                                                    0.46%
Food & Staples Retailing                                                                                                0.45%
Computers & Peripherals                                                                                                 0.42%
Electrical Equipment                                                                                                    0.38%
Hotels Restaurants & Leisure                                                                                            0.37%
Exchange Traded Funds                                                                                                   0.37%
Multiline Retail                                                                                                        0.35%
Life Sciences Tools & Services                                                                                          0.32%
Agency Collateralized Mortgage Obligations                                                                              0.30%
Construction & Engineering                                                                                              0.29%
Electronic Equipment, Instruments & Components                                                                          0.23%
Other Investments                                                                                                       0.22%
Automobiles                                                                                                             0.21%
Road & Rail                                                                                                             0.19%
Tobacco                                                                                                                 0.17%
Textiles Apparel & Luxury Goods                                                                                         0.14%
Professional Services                                                                                                   0.13%
Real Estate Investment Trusts (REIT's)                                                                                  0.13%
Water Utilities                                                                                                         0.11%
Construction Materials                                                                                                  0.08%
Sovereign Bonds                                                                                                         0.07%
Gas Utilities                                                                                                           0.03%
Independent Power Producers & Energy Traders                                                                            0.02%
Transportation Infrastructure                                                                                           0.01%
Household Durables                                                                                                      0.01%


                                                                                                           -------------------
                                                                                                                      100.00%
                                                                                                           ===================


                   GEI Income Fund

             Schedule of Investments - March 31, 2009 (unaudited)

                                                                                  Principal                     Value
                                                                                   Amount
Bonds and Notes - 102.8%
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 16.3%
U.S. Treasury Bonds
3.50%                                                  02/15/39                   $1,202,600               $1,188,325
4.38%                                                  02/15/38                      289,200                  328,513
4.50%                                                  05/15/38                      279,800                  326,666
U.S. Treasury Notes
0.77%                                                  02/28/11                    2,598,200                2,603,163 (d)
0.99%                                                  01/31/11                      185,000                  185,405 (d)
1.25%                                                  11/30/10                      141,700                  142,846
1.75%                                                  01/31/14                    1,776,900                1,788,983
1.88%                                                  02/28/14                      918,400                  928,447
2.63%                                                  02/29/16                      890,900                  913,660
2.75%                                                  02/15/19                      865,500                  870,234
3.50%                                                  02/15/18                       24,700                   26,506
3.63%                                                  10/31/09                       80,000                   81,447
3.75%                                                  11/15/18                      176,200                  192,072
4.50%                                                  11/15/10 - 05/15/17            95,000                  107,605
4.63%                                                  10/31/11                      460,000                  502,909
                                                                                                           10,186,781

Federal Agencies - 10.7%
Federal Home Loan Banks
5.00%                                                  11/17/17                      400,000                  437,047 (h)
Federal Home Loan Mortgage Corp.
4.13%                                                  09/27/13                      700,000                  752,549
4.88%                                                  02/09/10                    1,805,000                1,865,148
5.13%                                                  11/17/17                    1,200,000                1,338,796
8.25%                                                  06/01/26                       60,000                   84,551 (h,j)
Federal National Mortgage Assoc.
2.75%                                                  03/13/14                      700,000                  708,356
3.88%                                                  07/12/13                    1,400,000                1,493,990
                                                                                                            6,680,437

Agency Mortgage Backed - 31.2%
Federal Home Loan Mortgage Corp.
4.50%                                                  06/01/33 - 02/01/35           243,612                  249,046 (h)
5.00%                                                  07/01/35 - 10/01/35           365,880                  378,557 (h)
5.50%                                                  05/01/20 - 03/01/38           790,626                  828,891 (h)
6.00%                                                  04/01/17 - 11/01/37         1,357,171                1,423,893 (h)
6.50%                                                  01/01/27 - 08/01/36           464,264                  492,350 (h)
7.00%                                                  10/01/16 - 08/01/36           141,500                  151,400 (h)
7.50%                                                  11/01/09 - 09/01/33            19,691                   21,173 (h)
8.00%                                                  11/01/30                       17,868                   19,600 (h)
8.50%                                                  04/01/30 - 05/01/30            23,682                   25,850 (h)
5.50%                                                  TBA                           180,000                  186,750 (c)
Federal National Mortgage Assoc.
4.00%                                                  05/01/19 - 06/01/19           215,620                  220,458 (h)
4.50%                                                  05/01/18 - 12/01/34           874,731                  902,931 (h)
4.50%                                                  02/01/20                       28,113                   29,047 (h,o)
5.00%                                                  03/01/34 - 08/01/35           499,818                  517,330 (h)
5.26%                                                  04/01/37                      144,001                  148,870 (i)
5.47%                                                  04/01/37                        9,585                    9,913 (i)
5.49%                                                  04/01/37                      123,365                  127,884 (i)
5.50%                                                  12/01/13 - 04/01/38         1,518,828                1,586,756 (h)
5.50%                                                  06/01/20                       30,305                   31,817 (h,o)
5.52%                                                  04/01/37                       53,368                   55,216 (i)
5.54%                                                  04/01/37                      121,003                  125,313 (i)
5.56%                                                  04/01/37                      144,103                  149,657 (i)
5.63%                                                  03/01/37                       11,327                   11,720 (i)
5.69%                                                  04/01/37                      112,604                  116,670 (i)
5.72%                                                  04/01/37                       57,254                   59,432 (i)
6.00%                                                  06/01/14 - 03/01/38         1,627,512                1,708,732 (h)
6.00%                                                  10/01/34 - 12/01/34           133,799                  140,271 (h,o)
6.04%                                                  10/01/37                      129,632                  134,447 (i)
6.50%                                                  07/01/17 - 02/01/35         1,592,356                1,687,927 (h)
6.50%                                                  10/01/34 - 12/01/34            33,778                   35,746 (h,o)
7.00%                                                  03/01/15 - 06/01/36           549,349                  589,258 (h)
7.50%                                                  12/01/09 - 03/01/34           138,425                  149,212 (h)
8.00%                                                  12/01/12 - 11/01/33           102,650                  111,459 (h)
8.50%                                                  05/01/31                        5,276                    5,770 (h)
9.00%                                                  04/01/16 - 12/01/22            12,374                   13,447 (h)
4.50%                                                  TBA                           845,000                  864,947 (c)
5.00%                                                  TBA                         2,231,000                2,303,663 (c)
5.50%                                                  TBA                         1,260,000                1,307,643 (c)
7.00%                                                  TBA                           210,000                  223,387 (c)
Government National Mortgage Assoc.
4.13%                                                  12/20/24                        3,151                    3,169 (h,i)
4.50%                                                  08/15/33 - 09/15/34           424,071                  435,212 (h)
5.38%                                                  02/20/23 - 02/20/26            11,711                   11,930 (h,i)
6.00%                                                  04/15/27 - 09/15/36           427,604                  449,637 (h)
6.50%                                                  04/15/19 - 08/15/36           299,746                  316,736 (h)
6.50%                                                  03/15/24 - 08/15/34            51,225                   53,979 (h,o)
7.00%                                                  03/15/12 - 10/15/36           156,430                  166,794 (h)
7.00%                                                  01/15/28 - 06/15/34            53,730                   57,549 (h,o)
7.50%                                                  11/15/31 - 10/15/33             8,226                    8,816 (h)
8.00%                                                  12/15/29                        3,606                    3,922 (h)
8.50%                                                  10/15/17                       16,657                   17,942 (h)
9.00%                                                  11/15/16 - 12/15/21            43,392                   46,807 (h)
5.50%                                                  TBA                           700,000                  728,437 (c)
                                                                                                           19,447,363

Agency Collateralized Mortgage Obligations - 4.0%
Federal Home Loan Mortgage Corp.
0.25%                                                  09/25/43                    1,382,392                    8,704 (g,h,i,p)
4.50%                                                  11/15/13 - 03/15/19           418,293                   25,141 (g,h,p)
4.52%                                                  11/15/37                      198,316                  174,803 (d,f)
5.00%                                                  10/15/14 - 12/01/34         2,868,188                  279,257 (g,h,p)
5.00%                                                  05/15/38                       72,368                   73,784
5.50%                                                  04/15/17 - 06/15/33           455,393                   73,018 (g,h,p)
6.09%                                                  05/15/36                      362,175                   29,484 (g,i,p)
6.19%                                                  05/15/37                      305,123                   27,393 (g,i,p)
6.44%                                                  02/15/38                      313,051                   25,517 (g,i,p)
7.50%                                                  01/15/16                       24,646                   25,293 (h)
7.50%                                                  07/15/27                       11,361                    1,720 (g,h,p)
8.00%                                                  02/01/23 - 07/01/24             5,429                      957 (g,h,p)
9.27%                                                  12/15/33                      150,000                  146,150 (h,i)
37.42%                                                 09/15/34                       87,703                   77,371 (d,f)
Federal Home Loan Mortgage STRIPS
3.07%                                                  08/01/27                        1,393                    1,251 (d,f,h)
Federal National Mortgage Assoc.
1.20%                                                  12/25/42                       87,698                    1,893 (g,h,i,p)
4.00%                                                  02/25/28                        7,348                    7,349 (h)
4.50%                                                  05/25/18                       77,511                    3,137 (g,h,p)
4.75%                                                  11/25/14                       26,870                      473 (g,h,p)
5.00%                                                  08/25/17 - 02/25/32           346,474                   25,023 (g,h,p)
5.00%                                                  10/25/35 - 08/25/38           199,720                  202,210
5.50%                                                  01/25/33                      147,957                  153,357 (h)
6.48%                                                  10/25/29                      391,269                   30,837 (g,h,i,p)
6.98%                                                  05/25/18                      602,205                   69,440 (g,h,i,p)
7.08%                                                  09/25/42                      936,600                  132,660 (g,h,i,p)
7.18%                                                  08/25/16                      171,817                    7,953 (g,h,i,p)
Federal National Mortgage Assoc. (Class 1)
4.10%                                                  11/01/34                      306,686                  286,643 (d,f,h)
4.50%                                                  09/01/35 - 01/01/36           593,888                   61,141 (g,p)
5.00%                                                  05/25/38                      186,645                   20,507 (g,p)
Federal National Mortgage Assoc. (Class 2)
4.50%                                                  08/01/35                      178,262                   17,046 (g,p)
5.00%                                                  08/01/34 - 03/25/38         1,119,643                  133,162 (g,p)
5.50%                                                  12/01/33                       81,099                    8,675 (g,h,p)
7.50%                                                  11/01/23                       34,086                    7,079 (g,h,p)
8.00%                                                  08/01/23 - 07/01/24            12,038                    1,820 (g,h,p)
8.50%                                                  07/25/22                          539                      105 (g,h,p)
9.00%                                                  05/25/22                          352                       64 (g,h,p)
Federal National Mortgage Assoc. REMIC
4.50%                                                  11/25/13                        5,871                        3 (g,h,p)
7.00%                                                  09/25/20                          727                      768 (h)
15.46%                                                 03/25/31                      308,875                  334,872 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
1.31%                                                  12/25/22                          346                      330 (d,f,h)
Federal National Mortgage Assoc. REMIC (Class H)
5.00%                                                  10/25/22                       95,769                    5,911 (g,h,p)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                               05/25/22                            8                      183 (g,h,p)
                                                                                                            2,482,484

Asset Backed - 12.0%
Bear Stearns Asset Backed Securities Trust
0.69%                                                  11/25/35                      967,978                  802,192 (d)
Capital Auto Receivables Asset Trust (Class A)
1.34%                                                  01/15/10                       55,137                   54,637 (b,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
1.08%                                                  02/25/33                       33,268                   26,647 (h,i)
5.75%                                                  05/25/32                       26,002                   10,401 (h,i)
Countrywide Asset-Backed Certificates
1.38%                                                  05/25/33                       11,486                    6,808 (i)
Fleet Home Equity Loan Trust (Class A)
0.72%                                                  01/20/33                      171,994                  104,518 (d)
Ford Credit Floorplan Master Owner Trust (Class A)
9.38%                                                  06/15/11                      500,000                  462,366 (d)
GSAA Trust
0.53%                                                  10/25/36                      785,034                  620,223 (d)
JP Morgan Mortgage Acquisition Corp.
1.55%                                                  02/25/33                    1,000,000                  400,000 (d,h,o)
Mid-State Trust
7.54%                                                  07/01/35                        2,161                    1,695 (d,h)
Nissan Auto Lease Trust
0.40%                                                  02/15/13                      244,000                  233,168 (d,o)
Option One Mortgage Loan Trust
1.53%                                                  07/25/37                    1,000,000                  478,185 (d,h,o)
Peco Energy Transition Trust
6.52%                                                  12/31/10                      192,000                  200,967 (h)
RAAC Series (Class 2)
1.57%                                                  08/25/36                    4,353,000                2,483,625 (d,o)
Residential Asset Mortgage Products Inc.
0.67%                                                  04/25/35                    1,942,644                1,524,150 (d)
Residential Asset Mortgage Products Inc. (Class A)
1.08%                                                  06/25/32                       30,339                   21,200 (i)
Residential Asset Securities Corp.
1.02%                                                  07/25/32                        5,064                    2,296 (h,i)
Wells Fargo Home Equity Trust
3.97%                                                  05/25/34                       39,723                   36,881 (h,i)
                                                                                                            7,469,959

Corporate Notes - 23.4%
Abbott Laboratories
5.88%                                                  05/15/16                      142,000                  152,288
Anheuser-Busch InBev Worldwide Inc.
7.20%                                                  01/15/14                       72,000                   75,446 (b)
7.75%                                                  01/15/19                       36,000                   35,896 (b)
Archer-Daniels-Midland Co.
6.45%                                                  01/15/38                      153,000                  152,583
Arizona Public Service Co.
6.25%                                                  08/01/16                      165,000                  145,557 (h)
AT&T Inc.
5.60%                                                  05/15/18                       92,000                   89,526
6.40%                                                  05/15/38                      114,000                  101,427
6.70%                                                  11/15/13                      108,000                  115,350
Bank of America Corp.
4.88%                                                  01/15/13                      100,000                   89,529
5.75%                                                  12/01/17                       75,000                   62,984
Berkshire Hathaway Finance Corp.
5.00%                                                  08/15/13                      209,000                  214,925
Bristol-Myers Squibb Co.
5.45%                                                  05/01/18                       94,000                   96,432
5.88%                                                  11/15/36                      100,000                   95,467 (h)
Cargill Inc.
5.20%                                                  01/22/13                      162,000                  158,510 (b,h)
6.00%                                                  11/27/17                       63,000                   59,190 (b)
Carolina Power & Light Co.
5.15%                                                  04/01/15                       80,000                   81,294 (h)
5.70%                                                  04/01/35                       45,000                   42,836 (h)
6.13%                                                  09/15/33                      135,000                  135,934 (h)
Chesapeake Energy Corp.
7.25%                                                  12/15/18                      194,000                  159,323
Citigroup, Inc.
4.88%                                                  05/07/15                       60,000                   38,935
6.50%                                                  08/19/13                      314,000                  288,539
Clarendon Alumina Production Ltd.
8.50%                                                  11/16/21                      155,000                   93,000 (b,h)
CME Group Inc.
5.40%                                                  08/01/13                      185,000                  187,641
Community Health Systems, Inc.
8.88%                                                  07/15/15                      194,000                  183,330
Consolidated Edison Company of New York, Inc.
5.85%                                                  04/01/18                       75,000                   74,298
6.65%                                                  04/01/19                       74,000                   76,253
Constellation Brands, Inc.
7.25%                                                  05/15/17                      194,000                  184,300
Corp Nacional del Cobre de Chile - CODELCO
7.50%                                                  01/15/19                       36,000                   40,555 (b)
COX Communications Inc.
6.25%                                                  06/01/18                      165,000                  146,575 (b)
7.13%                                                  10/01/12                       57,000                   56,742 (h)
7.75%                                                  11/01/10                      130,000                  132,367 (h)
Credit Suisse
6.00%                                                  02/15/18                       66,000                   57,565
CVS Caremark Corp.
5.75%                                                  06/01/17                       76,000                   74,112
Dover Corp.
6.50%                                                  02/15/11                       90,000                   95,511 (h)
Duke Energy Indiana, Inc.
6.35%                                                  08/15/38                      111,000                  112,175
Dynegy Holdings Inc.
7.50%                                                  06/01/15                      194,000                  132,405
Eli Lilly & Co.
4.20%                                                  03/06/14                       30,000                   30,902
EOG Resources, Inc.
5.88%                                                  09/15/17                      133,000                  134,663
6.88%                                                  10/01/18                       88,000                   94,925
European Investment Bank
4.88%                                                  01/17/17                      200,000                  210,698
GlaxoSmithKline Capital Inc.
4.85%                                                  05/15/13                       76,000                   79,070
6.38%                                                  05/15/38                       74,000                   74,730
HCA Inc.
9.25%                                                  11/15/16                      194,000                  176,540
Hewlett-Packard Co.
5.50%                                                  03/01/18                       78,000                   79,983
HSBC Bank USA N.A.
4.63%                                                  04/01/14                       50,000                   46,864
7.00%                                                  01/15/39                      250,000                  244,462
HSBC Finance Corp.
6.75%                                                  05/15/11                       95,000                   84,675
HSBC Holdings PLC
6.50%                                                  05/02/36                      100,000                   82,538 (h)
IIRSA Norte Finance Ltd.
8.75%                                                  05/30/24                      163,459                  119,325 (b,h)
ING Capital Funding TR III
8.44%                                                  12/29/49                       54,000                   15,749 (i)
ING Groep N.V.
5.78%                                                  12/29/49                       35,000                    9,625 (i)
Intergen N.V.
9.00%                                                  06/30/17                      197,000                  178,285 (b)
International Business Machines Corp.
7.63%                                                  10/15/18                      100,000                  114,719
Johnson & Johnson
5.85%                                                  07/15/38                      182,000                  189,840
JP Morgan Chase & Co.
6.40%                                                  05/15/38                      117,000                  114,720
JPMorgan Chase Bank
5.88%                                                  06/13/16                       25,000                   23,389
Kellogg Co.
5.13%                                                  12/03/12                       67,000                   70,795
Kraft Foods Inc.
6.75%                                                  02/19/14                       34,000                   36,758
Kreditanstalt fuer Wiederaufbau
3.50%                                                  03/10/14                      635,000                  638,197
4.13%                                                  10/15/14                      132,000                  139,441
4.50%                                                  07/16/18                      231,000                  241,956
Markel Corp.
7.35%                                                  08/15/34                       55,000                   43,423 (h)
McDonald's Corp.
5.80%                                                  10/15/17                       80,000                   86,010
6.30%                                                  03/01/38                      109,000                  112,238
Merck & Company Inc.
5.75%                                                  11/15/36                       70,000                   66,563 (h)
Merrill Lynch & Company Inc.
6.05%                                                  08/15/12                       75,000                   64,354
6.88%                                                  04/25/18                      157,000                  122,789
MetLife, Inc. (Series A)
6.82%                                                  08/15/18                      297,000                  254,988
Midamerican Energy Holdings Co.
6.13%                                                  04/01/36                      115,000                  101,984 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                                  12/29/49                       65,000                   50,648
Morgan Stanley
5.05%                                                  01/21/11                       42,000                   41,294
6.00%                                                  04/28/15                       67,000                   63,256
Morgan Stanley (Series F)
6.63%                                                  04/01/18                      100,000                   95,351
Munich Re America Corp. (Series B)
7.45%                                                  12/15/26                      105,000                   99,374 (h)
New York Life Global Funding
5.38%                                                  09/15/13                       77,000                   76,409 (b)
NGPL Pipeco LLC
7.12%                                                  12/15/17                       81,000                   74,269 (b)
Northern States Power Co.
6.25%                                                  06/01/36                       65,000                   67,425 (h)
NorthWestern Corp.
5.88%                                                  11/01/14                       85,000                   85,786 (h)
Novartis Capital Corp.
4.13%                                                  02/10/14                       30,000                   30,657
NRG Energy, Inc.
7.38%                                                  02/01/16                      195,000                  181,350
Oncor Electric Delivery Co.
5.95%                                                  09/01/13                      102,000                   98,818 (b)
OPTI Canada Inc.
8.25%                                                  12/15/14                      132,000                   59,070
Oracle Corp.
5.75%                                                  04/15/18                       30,000                   31,309
Pacific Gas & Electric Co.
5.80%                                                  03/01/37                      105,000                   99,851
Parker Hannifin Corp.
5.50%                                                  05/15/18                      114,000                  111,420
Pemex Finance Ltd.
9.03%                                                  02/15/11                       26,000                   26,260 (h)
PepsiCo, Inc.
5.00%                                                  06/01/18                      113,000                  116,910
Petroleos Mexicanos
8.00%                                                  05/03/19                       18,000                   17,550 (b)
Pfizer Inc.
6.20%                                                  03/15/19                       64,000                   68,206
7.20%                                                  03/15/39                       32,000                   34,317
Princeton University (Series A)
4.95%                                                  03/01/19                       24,000                   23,887
5.70%                                                  03/01/39                       20,000                   19,633
Rogers Communications, Inc.
6.80%                                                  08/15/18                      186,000                  185,903
Sabine Pass LNG LP
7.25%                                                  11/30/13                      105,000                   74,025
Safeway Inc.
6.25%                                                  03/15/14                       18,000                   18,888
Security Benefit Life Insurance
8.75%                                                  05/15/16                      120,000                   48,000 (b)
Southern California Edison Co.
5.50%                                                  08/15/18                      111,000                  114,801
Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
8.13%                                                  09/30/09                      100,000                   59,775
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                  12/03/14                      210,000                  156,450 (i)
Telecom Italia Capital S.A.
6.20%                                                  07/18/11                       81,000                   79,542
Telefonica Emisiones SAU
5.86%                                                  02/04/13                      150,000                  155,325
Tesco PLC
5.50%                                                  11/15/17                      100,000                   98,406 (b)
The Bear Stearns Companies LLC
5.85%                                                  07/19/10                      153,000                  153,353 (h)
6.95%                                                  08/10/12                      175,000                  178,214 (h)
The Goldman Sachs Group, Inc.
5.25%                                                  10/15/13                       51,000                   47,624
6.15%                                                  04/01/18                      150,000                  137,013
6.60%                                                  01/15/12                       74,000                   73,901 (h)
The Kroger Co.
6.15%                                                  01/15/20                      192,000                  189,896
The Potomac Edison Co.
5.35%                                                  11/15/14                       95,000                   91,307 (h)
The Procter & Gamble Co.
4.60%                                                  01/15/14                       68,000                   71,965
The Travelers Companies, Inc.
5.80%                                                  05/15/18                       78,000                   75,681
Thomson Reuters Corp.
5.95%                                                  07/15/13                      151,000                  147,492
6.50%                                                  07/15/18                       73,445                   68,418
TIAA Global Markets Inc.
4.95%                                                  07/15/13                      168,000                  165,426 (b)
Time Warner Cable Inc.
6.20%                                                  07/01/13                      116,000                  112,925
6.75%                                                  07/01/18                      152,000                  142,683
8.75%                                                  02/14/19                      110,000                  116,801
TransCanada Pipelines Ltd.
6.50%                                                  08/15/18                       29,000                   28,925
Transocean Inc.
6.00%                                                  03/15/18                       78,000                   73,485
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.00%                                                  02/11/10                      100,000                   95,284
UBS Preferred Funding Trust I
8.62%                                                  10/29/49                       93,000                   37,324 (i)
United Technologies Corp.
6.13%                                                  07/15/38                       87,000                   88,326
Vedanta Resources PLC
6.63%                                                  02/22/10                       25,000                   24,125
Verizon Communications Inc.
6.40%                                                  02/15/38                       70,000                   63,459
6.90%                                                  04/15/38                       76,000                   73,505
8.75%                                                  11/01/18                       56,000                   64,074
Verizon Global Funding Corp.
7.25%                                                  12/01/10                      193,000                  203,901
Verizon Pennsylvania, Inc.
8.75%                                                  08/15/31                      110,000                  111,937 (h)
Verizon Wireless Capital LLC
5.55%                                                  02/01/14                      106,000                  106,089 (b)
7.38%                                                  11/15/13                      193,000                  206,929 (b)
Walgreen Co.
4.88%                                                  08/01/13                      272,000                  288,232
5.25%                                                  01/15/19                       67,000                   67,198
Wal-Mart Stores, Inc.
5.80%                                                  02/15/18                       78,000                   85,273
6.20%                                                  04/15/38                      120,000                  121,628
Wells Fargo & Co.
5.63%                                                  12/11/17                       40,000                   36,496
Westar Energy, Inc.
7.13%                                                  08/01/09                      100,000                   99,595 (h)
Wyeth
5.50%                                                  03/15/13                      143,000                  148,884
XTO Energy Inc.
6.38%                                                  06/15/38                       61,000                   52,949
6.50%                                                  12/15/18                       32,000                   31,792
                                                                                                           14,570,272

Non-Agency Collateralized Mortgage Obligations - 4.6%
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                  04/10/49                      100,000                   15,491 (h,i,o)
Banc of America Funding Corp.
5.61%                                                  03/20/36                       68,989                    9,465 (h,i,o)
5.74%                                                  02/20/36                      173,550                   37,359 (h,i,o)
Banc of America Mortgage Securities Inc. (Class B)
5.36%                                                  01/25/36                       74,090                   10,645 (h,i)
Bear Stearns Commercial Mortgage Securities
5.48%                                                  10/12/41                      245,000                  220,975 (h)
Bear Stearns Commercial Mortgage Securities (Class A)
5.92%                                                  06/11/50                       80,000                   37,925 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
5.99%                                                  09/11/42                       20,000                    2,863 (i,o)
Countrywide Alternative Loan Trust
5.96%                                                  05/25/36                       24,176                      121 (h,i,o)
6.00%                                                  03/25/36 - 08/25/36           114,124                    1,529 (h,o)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                  05/25/36 - 08/25/36            49,948                    1,166 (h,o)
Credit Suisse Mortgage Capital Certificates
5.47%                                                  09/15/39                      217,000                  143,409 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.64%                                                  02/25/36                       38,567                    3,197 (h,i,o)
CS First Boston Mortgage Securities Corp.
0.66%                                                  07/15/37                    2,208,878                   32,078 (h,i,o)
1.38%                                                  03/15/35                    2,687,264                   34,714 (h,i,o)
5.25%                                                  08/25/34                       53,290                   45,513 (h)
5.34%                                                  10/25/35                       73,033                    7,303 (h,i,o)
6.13%                                                  04/15/37                      175,000                  171,789 (h)
GMAC Commercial Mortgage Securities Inc.
6.47%                                                  04/15/34                      151,003                  150,761 (h)
GMAC Commercial Mortgage Securities Inc. (Class X)
0.66%                                                  12/10/41                    3,518,652                   39,539 (h,i,o)
Indymac INDA Mortgage Loan Trust
5.13%                                                  01/25/36                       99,572                    4,122 (h,i,o)
Indymac INDA Mortgage Loan Trust (Class B)
5.13%                                                  01/25/36                       99,451                   39,043 (h,i,o)
JP Morgan Alternative Loan Trust
0.53%                                                  08/25/36                       49,420                   48,774 (d)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.11%                                                  01/12/39                    2,039,308                   35,347 (h,i,o)
6.07%                                                  02/12/51                      210,000                  100,942
6.20%                                                  02/12/51                       40,000                    2,167 (i,o)
6.47%                                                  11/15/35                      190,000                  189,778 (h)
LB-UBS Commercial Mortgage Trust
0.27%                                                  02/15/40                    2,663,394                   35,779 (h,i,o)
0.51%                                                  03/15/36                    2,453,179                   54,531 (h,i,o)
0.66%                                                  09/15/39                    6,300,899                  133,467 (h,i,o)
0.76%                                                  01/18/12                    2,784,953                   39,825 (h,i,o)
4.06%                                                  09/15/27                      290,053                  286,672 (h,i)
6.23%                                                  03/15/26                       30,676                   30,761 (h)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                  12/15/30                      172,000                  169,414 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                  07/14/16                       34,000                   31,876 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.24%                                                  07/15/40                       70,000                    3,881 (i,o)
MASTR Alternative Loans Trust
5.00%                                                  08/25/18                      126,669                   12,679 (g,h,p)
MLCC Mortgage Investors Inc.
5.31%                                                  02/25/36                       59,995                    5,400 (h,i)
Morgan Stanley Capital I
5.28%                                                  12/15/43                      102,000                   88,636 (h)
5.33%                                                  12/15/43                      102,000                   74,851 (h)
5.39%                                                  11/12/41                      280,000                   70,821 (h,i)
5.71%                                                  07/12/44                      100,000                   80,134 (h)
Morgan Stanley Capital I (Class A)
5.81%                                                  12/12/49                       50,000                   34,790
Morgan Stanley Dean Witter Capital I
7.20%                                                  10/15/33                      140,184                  141,517 (h)
Morgan Stanley Dean Witter Capital I (Class A)
6.54%                                                  02/15/31                        8,762                    8,748 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                                  03/15/30                        9,930                    9,928 (h)
Puma Finance Ltd. (Class A)
1.54%                                                  10/11/34                       81,615                   71,404 (i)
Residential Funding Mortgage Securities I
5.75%                                                  01/25/36                       96,711                   22,283 (h,o)
5.75%                                                  01/25/36                       96,797                   19,814 (h)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                  08/25/35                      105,582                   13,726 (h,i)
5.50%                                                  01/25/36                      149,990                   44,605 (h)
                                                                                                            2,871,557

Sovereign Bonds - 0.6%
Government of Brazil
8.00%                                                  01/15/18                       76,000                   82,916
Government of Dominican
9.50%                                                  09/27/11                       56,539                   52,581
Government of Indonesia
11.63%                                                 03/04/19                      100,000                  108,750 (b)
Government of Panama
6.70%                                                  01/26/36                      105,000                   92,137
Government of Venezuela
5.38%                                                  08/07/10                       37,000                   31,690
                                                                                                              368,074

Total Bonds and Notes                                                                                      64,076,927
 (Cost $70,412,236)


------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                           223,484 (k)
 (Cost $429,777)

Total Investment in Securities                                                                             64,300,411
 (Cost $70,842,013)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 4.6%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.52%                                                                                                       2,865,677 (d,n)
 (Cost $2,865,677)

Total Investments                                                                                          67,166,088
 (Cost $73,707,690)

Liabilities in Excess of Other Assets, net - (7.7)%                                                        (4,804,967)


                                                                                                         -------------
NET ASSETS  - 100.0%                                                                                      $62,361,121
                                                                                                         =============



--------------------------------------------------------------------------------
Other Information
--------------------------------------------------------------------------------

The GEI Income Fund had the following long futures contracts open at March 31,2009 (unaudited):


                                                                                   Number of       Current          Unrealized
        Description                                          Expiration date       Contracts     Notional Value    Appreciation
------------------------------------------------------------------------------------------------------------------------------------
2Yr. U.S. Treasury Notes Futures                              June 2009             40           $ 8,715,625        $ 36,406
5Yr. U.S. Treasury Notes Futures                              June 2009             18             2,137,781          32,107
10Yr. U.S. Treasury Notes Futures                             June 2009             50             6,203,906         140,417


                                                                                                                 ----------------
                                                                                                                   $ 208,930
                                                                                                                 ================


              GEI Real Estate Securities

        Schedule of Investments - March 31, 2009 (unaudited)

                                                                          Number of
                                                                           Shares                       Value
Common Stock (REIT's) - 95.1%
---------------------------------------------------------------------------------------------------------------------

Diversified - 4.2%
Vornado Realty Trust                                                       53,960                   $ 1,793,629

Freestanding - 4.3%
National Retail Properties, Inc.                                           83,090                     1,316,146
Realty Income Corp.                                                        27,410                       515,856
                                                                                                      1,832,002

Healthcare - 19.2%
HCP, Inc.                                                                  68,140                     1,216,299
Health Care REIT, Inc.                                                     17,490                       535,019
Healthcare Realty Trust Inc.                                               56,770                       850,982
Medical Properties Trust, Inc.                                             22,350                        81,578
Nationwide Health Properties, Inc.                                         85,150                     1,889,479
Senior Housing Properties Trust                                           132,950                     1,863,959
Ventas, Inc.                                                               79,070                     1,787,773
                                                                                                      8,225,089

Hotel - 0.9%
Host Hotels & Resorts, Inc.                                               101,640                       398,429

Industrial - 3.7%
AMB Property Corp.                                                         45,210                       651,024
DCT Industrial Trust, Inc.                                                105,360                       333,991
ProLogis                                                                   95,150                       618,475
                                                                                                      1,603,490

Multifamily - 18.2%
American Campus Communities, Inc.                                          12,720                       220,819
Apartment Investment & Management Co. (Class A)                            36,550                       200,294
AvalonBay Communities, Inc.                                                31,840                     1,498,389
BRE Properties Inc.                                                        58,000                     1,138,540
Camden Property Trust                                                      25,950                       560,001
Equity Residential                                                         86,590                     1,588,927
Essex Property Trust, Inc.                                                 11,760                       674,318
Home Properties, Inc.                                                      12,000                       367,800
Post Properties, Inc.                                                      86,570                       877,820
UDR, Inc.                                                                  80,406                       692,296
                                                                                                      7,819,204

Office - 15.0%
Alexandria Real Estate Equities, Inc.                                      22,410                       815,724
Boston Properties, Inc.                                                    45,230                     1,584,407
Brandywine Realty Trust                                                   135,470                       386,090
Highwoods Properties, Inc.                                                 10,340                       221,483
HRPT Properties Trust                                                     185,730                       592,479
Kilroy Realty Corp.                                                        90,910                     1,562,743
Mack-Cali Realty Corp.                                                     46,170                       914,628
SL Green Realty Corp.                                                      32,380                       349,704
                                                                                                      6,427,258

Regional Malls - 9.0%
Simon Property Group, Inc.                                                 90,980                     3,151,547
Taubman Centers, Inc.                                                      37,390                       637,126
The Macerich Co.                                                           15,040                        94,149
                                                                                                      3,882,822

Self Storage - 6.0%
Public Storage                                                             46,970                     2,595,093

Shopping Centers - 8.1%
Acadia Realty Trust                                                         6,439                        68,318
Federal Realty Investment Trust                                            26,950                     1,239,700
Kimco Realty Corp.                                                        212,610                     1,620,088
Regency Centers Corp.                                                      20,640                       548,405
                                                                                                      3,476,511

Specialty - 6.5%
Digital Realty Trust, Inc.                                                 35,090                     1,164,286
Plum Creek Timber Company, Inc.                                            37,580                     1,092,450
Rayonier, Inc.                                                             17,050                       515,251
                                                                                                      2,771,987

Total Common Stock (REIT's)                                                                          40,825,514
(Cost $69,370,017)

----------------------------------------------------------------------------------------------------------------
Common Stock - 2.9%
----------------------------------------------------------------------------------------------------------------

Hotel - 1.0%
Marriott International, Inc. (Class A)                                     14,810                       242,292
Starwood Hotels & Resorts Worldwide, Inc.                                  16,000                       203,200
                                                                                                        445,492

Specialty - 1.9%
American Tower Corp. (Class A)                                             26,530                       807,308 (a)

Total Common Stock                                                                                    1,252,800
(Cost $1,494,665)

----------------------------------------------------------------------------------------------------------------
Other Investments  - 0.0%*
----------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                       2,546 (k)
(Cost $4,896)

Total Investments in Securities                                                                      42,080,860
(Cost $70,869,578)

----------------------------------------------------------------------------------------------------------------
Short-Term Investments - 0.9%
----------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.52%                                                                                                   393,286 (d,n)
(Cost $393,286)

Total Investments                                                                                    42,474,146
(Cost $71,262,864)

Other Assets and Liabilities, net - 1.1%                                                                476,082


                                                                                                 ---------------
NET ASSETS  - 100.0%                                                                                $42,950,228
                                                                                                 ===============


          Notes to Schedules of Investments March 31, 2009 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)    Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $118,056; $1,993,941 and $278,411or 0.81%, 3.20% and 0.01% of net assets for the GE Investments International Equity Fund, GE Investments Income Fund and GE Investments Total Return respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)    Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2009 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2009 .

(j)    Step coupon bond. Security becomes interest bearing at a future date.

(k) GEAM is the investment advisor of the fund serves as investment advisor of the trust.

(l) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

(m) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(n) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(o) Illiquid securities. At March 31, 2009, these securities amounted to $4,498,657; and $20,696,753 or 7.21% and 1.04% of net assets for the GE
       Investments Income Fund and GE Investments Total Return Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(p) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based

(q)    Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.



*     Less than 0.1%.



  +   Percentages are based on net assets as of March 31, 2009 .



Abbreviations:

ADR         American Depository Receipt
GDR         Global Depository Receipt
NVDR        Non-Voting Depository Receipt
Regd.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poors Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be Announced


Fair Value Disclosure.


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


GE Investments Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$2,865,676   $62,849,025     $1,451,387    $67,166,088
other Financial
   Instruments  $208,930     $-	             $-	           $208,930

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$6,235,584	$-
   Accrued discounts/premiums		$3,451    	$-
   Realized gain (loss)			$(498,849)	$-
   Change in unrealized appreciation/
                         (depreciation)	$(1,271,122)	$-
   Net purchases (sales)		$(3,359,611)	$-
   Net transfers in and out of Level 3  $341,934	$-
Balance at 3/31/09			$1,451,387	$-
Change in unrealized loss relating to
securities still held at 3/31/09        $(1,308,975)    $-




GE Investments Mid-Cap Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$74,023,824   $19,700         $-	    $74,043,524
Other Financial
   Instruments  $(37,506)     $-	      $-	    $(37,506)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/09			$-		$-


GE Investments International Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$14,401,513    $9,826         $-	    $14,411,339
Other Financial
   Instruments  $345           $-	      $-	    $345

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/09			$-		$-


GE Investments Real Estate Securities Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$42,471,600    $2,546         $-	    $42,474,146
Other Financial
   Instruments  $-             $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/09			$-		$-


GE Investments Premier Growth Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$39,373,864    $2,630         $-	    $39,376,494
Other Financial
   Instruments  $8,038             $-	      $-	    $8,038

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/09			$-		$-


GE Investments S&P 500 Index Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$176,411,905   $588,574       $-	    $177,000,479
Other Financial
   Instruments  $194,537       $-	      $-	    $194,537

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/09			$-		$-


GE Investments Small-Cap Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$42,027,463    $              $-	    $42,027,463
Other Financial
   Instruments  $-	       $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/09			$-		$-


GE Investments Core Value Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$17,078,453    $7,697         $-	    $17,086,150
Other Financial
   Instruments  $-	       $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/09			$-		$-



GE Investments U.S. Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$33,086,360    $7,694         $-	    $33,094,054
Other Financial
   Instruments  $841           $-	      $-	    $841

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/09			$-		$-


GE Investments Total Return Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities   $1,060,362,913  $1,098,402,204 $5,247,545  $2,164,012,662
Other Financial
   Instruments  $2,121,063      $-	       $-	     $2,121,063

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$39,310,847	$-
   Accrued discounts/premiums		$(158,893)	$-
   Realized gain (loss)			$(3,935,406)	$-
   Change in unrealized appreciation/
                         (depreciation)	$(1,327,732)	$-
   Net purchases (sales)		$(29,169,909)	$-
   Net transfers in and out of Level 3  $(528,638)	$-
Balance at 3/31/09			$5,247,545	$-
Change in unrealized loss relating to
securities still held at 3/31/09        $(1,787,411)    $-



Derivatives Disclosure.


The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.
Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Show below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

Derivatives not               Asset Derivatives March 31,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB Statement 133  Sheet Location     Long/(Short)        Value

GE Investments Income Fund
Interest Rate Contracts	  Receivables, Net    14,800,000         208,930*
			  Assets - Unrealized
			  Appreciation



GE Investments U.S.Equity Fund
Equity Contracts	  Receivables, Net    250                841*
			  Assets - Unrealized
			  Appreciation


GE Investments Premier Growth Equity Fund
Equity Contracts	  Receivables, Net    250                8,038*
			  Assets - Unrealized
			  Appreciation


GE Investments International Equity Fund
Equity Contracts	  Receivables, Net    (20)               345*
			  Assets - Unrealized
			  Appreciation


GE Investments S&P 500 Index Fund
Equity Contracts	  Receivables, Net    5,100              194,537*
			  Assets - Unrealized
			  Appreciation



GE Investments Total Return Fund
Equity Contracts	  Receivables, Net    84,860             164,081*
			  Assets - Unrealized
			  Appreciation


Interest Rate Contracts	  Receivables, Net    140,600,000        1,957,307*
			  Assets - Unrealized
			  Appreciation





Derivatives not               Liability Derivatives March 31, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB Statement 133  Sheet Location     Long/(Short)        Value

GE Investments Mid-Cap Equity Fund
Interest Rate Contracts	  Receivables, Net    3,200           (37,506)*
			  Assets - Unrealized
			  Appreciation




* Includes cumulative appreciation/depreciation of futures contracts as reported in theSchedule of Investments. Only the current day's variation margin is reported within theStatement of Assets and Liabilities.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  May 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Investments Funds, Inc.

Date:  May 26, 2009